UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21638

JPMorgan Institutional Trust

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, NY 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, NY 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 343-1113

Date of fiscal year end: Last day of February

Date of reporting period: March 1, 2011 through February 29, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Annual Report

JPMorgan Institutional Trust Funds

February 29, 2012

JPMorgan Core Bond Trust

JPMorgan Equity Index Trust

JPMorgan Intermediate Bond Trust

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on conditions through the end of the reporting period and are subject to change without notice based on market and other conditions. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

This report is intended for distribution only to accredited investors. Distribution of this document to anyone other than the intended user is expressly prohibited. This document may not be copied, faxed or otherwise distributed to the general public.

CEO’S LETTER

MARCH 14, 2012

Dear Shareholder:

“Risk on, risk off” was the mantra for 2011. Assets perceived as risky moved en masse as investors adjusted their portfolios in response to unexpected sources of distress and updates on known problems — the European debt crisis, political strife in the Middle East, the earthquake and subsequent tsunami in Japan and the credit rating of debt issued by the United States.

“Exposure to a variety of asset classes within fixed income, equity and alternative investments can help safeguard portfolios from the current risks in the marketplace and any unexpected shocks along the way.”

So far in 2012, improving U.S. economic data and aggressive measures taken by the European Central Bank to curb the region’s debt crisis have sustained investors’ appetite for risk. Since January 1, 2012, equities have rallied strongly and outperformed fixed income securities.

U.S. stocks outperform

While the “risk on, risk off” market environment caused elevated correlations within individual asset classes, stock returns across market capitalizations, countries and investment styles varied during the twelve months ended February 29, 2012. Buoyed by stronger-than-expected economic data, U.S. stocks finished the twelve-month reporting period ahead of international and emerging markets stocks.

During the reporting period, the S&P 500 Index gained 5.1% versus the -6.8% and 1.8% returns for the MSCI EAFE (Europe, Australasia, and the Far East) Index (gross of foreign withholding taxes) and the MSCI EM (Emerging Markets) Index (gross of foreign withholding taxes), respectively. Among U.S. stocks, large-cap stocks outperformed small- and mid-cap stocks, while growth stocks outperformed value stocks across all market capitalizations.

Yields for U.S. Treasuries remain near historical lows

Despite historically low yields and a credit downgrade, investors continued to invest in U.S. Treasury securities. The yield for 10-year U.S. Treasury securities ended February 2012 below 2% and reached its lowest level since 1950 in September 2011. The yield on the 2-year U.S. Treasury note began the reporting period at 0.7% and dropped to 0.3% at the end of February 2012. Meanwhile, the yield on the 30-year U.S. Treasury bond declined from 4.5% to 3.1% as of the end of the twelve months ended February 29, 2012.

Interest rates have increased in March 2012 but yields remain at historically low levels. Nonetheless, many investors have renewed their focus on the longer-term impact of rising interest rates on their fixed income investments. In addition, many investors view the unprecedented quantitative easing by the U.S. Federal Reserve as kindling for inflation if the U.S. economic recovery continues to take hold.

Maintain a diversified portfolio

Several indicators suggest that a U.S. economic recovery is gaining traction — the labor market has shown signs of healing, while recent retail and auto sales have been strong. Meanwhile, soaring year-to-date returns for emerging markets stocks reflect investors’ optimism surrounding the prospects for growth in these countries. Of course, risks remain. Many investors worry that the pace of China’s robust economic growth could decelerate, potentially resulting in a “hard landing” from measures aimed to control inflation and cool its surging property market. In addition, political turmoil in the Middle East persists, while Europe faces pockets of recession in the midst of its ongoing debt crisis.

Indeed, despite the recent rally in stock markets uncertainty in the current environment is widespread, making diversification even more critical to long-term investment success. Exposure to a variety of asset classes within fixed income, equity and alternative investments can help safeguard portfolios from the current risks in the marketplace and any unexpected shocks along the way.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued support. We look forward to managing your investment needs for years to come.

Sincerely yours,

George C.W. Gatch

CEO, Global Funds Management

J.P. Morgan Asset Management

FEBRUARY 29, 2012	JPMORGAN INSTITUTIONAL TRUST FUNDS	1

JPMorgan Institutional Trust Funds

MARKET OVERVIEW

TWELVE MONTHS ENDED FEBRUARY 29, 2012 (Unaudited)

Despite the tragic earthquake and subsequent tsunami in Japan, investors’ appetite for risk was supported early in the reporting period by strong corporate earnings. However, investors’ uncertainty surrounding global economic growth and political turmoil in the Middle East began to weigh on capital markets in May 2011. This negative mood among investors worsened as they seemed to lack confidence in the ability of European governments to combat the region’s debt crisis, stoking fear about economic contagion. Concerns about the credit downgrade of U.S.-issued debt exacerbated this negative sentiment among investors. Despite the credit downgrade, investors still sought safety in U.S. Treasury securities, helping trigger a sharp decline in interest rates for 2-, 5-, 10-, 15- and 30-year U.S. Treasury securities. Risk aversion lasted until October 2011, when U.S. economic data showed signs of improving and the European Central Bank implemented aggressive measures in an attempt to curb the region’s debt crisis. The S&P 500 Index finished the reporting period with a 5.12% return.

Among fixed income securities, U.S. Treasuries performed strongly, buoyed by the sharp decline in interest rates. Although high yield bonds (also known as “junk bonds”) were susceptible to periods of market volatility, the asset class finished the reporting period with a positive absolute return. Investment grade U.S. corporate debt and mortgage-backed securities also performed well during the reporting period. Emerging markets debt securities were supported by a beneficial technical environment, as the asset class experienced strong inflows due, in part, to investors’ search for yield in a low interest rate environment.

2	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2012

JPMorgan Core Bond Trust

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 29, 2012 (Unaudited)

REPORTING PERIOD RETURN:
Fund*	8.24%
Barclays Capital U.S. Aggregate Index	8.37%

Net Assets as of 2/29/2012 (In Thousands)	$3,458,321
Duration as of 2/29/2012	4.8 years

INVESTMENT OBJECTIVE**

The JPMorgan Core Bond Trust (the “Fund”) seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

During the twelve months ended February 29, 2012, the Fund’s relative underperformance versus the Barclays Capital U.S. Aggregate Index (the “Benchmark”) was caused, in part, by its duration. Duration is used to measure the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease, respectively, in price as interest rates go down or up, respectively, versus bonds with shorter duration. The Fund’s duration was slightly shorter than the Benchmark, which detracted from its relative performance as interest rates declined during the reporting period.

The Fund’s positioning on the yield curve (the yield curve shows the relationship between yields and maturity dates for a set of similar bonds, usually U.S. Treasuries, at a given point in time) contributed to relative performance. The Fund was overweight the intermediate part of the yield curve (5-10 years), which performed well during the reporting period.

Among mortgage-backed securities, the Fund’s investments in agency collateralized mortgage obligations (“CMOs”) outperformed comparable duration mortgage pass-through securities held in the Benchmark. In addition, the Fund’s investments in non-agency principal only CMOs and inverse interest only CMOs contributed to relative performance. The Fund’s allocation to non-agency floating rate CMOs detracted from relative performance.

HOW WAS THE FUND POSITIONED?

The Fund continued to focus on security selection and relative value, which seeks to exploit pricing discrepancies between individual securities or market sectors. The Fund’s portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities. As of the end of the reporting period, the Fund was underweight U.S. Treasuries and overweight mortgage-backed securities. The Fund was overweight the intermediate part of the yield curve (5-10 years) and underweight the front (1-5 years) and long (20-30 years) segments of the yield curve.

PORTFOLIO COMPOSITION***
Collateralized Mortgage Obligations	35.8%
U.S. Treasury Obligations	23.4
Corporate Bonds	19.1
Mortgage Pass-Through Securities	10.9
Asset-Backed Securities	3.6
Commercial Mortgage-Backed Securities	2.0
U.S. Government Agency Securities	1.4
Foreign Government Securities	1.2
Others (each less than 1.0%)	0.2
Short-Term Investment	2.4

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 29, 2012. The Fund’s composition is subject to change.

FEBRUARY 29, 2012	JPMORGAN INSTITUTIONAL TRUST FUNDS	3

JPMorgan Core Bond Trust

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 29, 2012 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 29, 2012

INCEPTION DATE OF CLASS	1 YEAR	3 YEAR	5 YEAR	SINCE INCEPTION
2/07/05	8.24%	10.14%	7.71%	6.58%

*	Not annualized

LIFE OF FUND PERFORMANCE (2/7/05 TO 2/29/12)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown.

The Fund commenced operations on February 7, 2005.

The graph illustrates comparative performance for $10,000,000 invested in the JPMorgan Core Bond Trust, the Barclays Capital U.S. Aggregate Index and the Lipper Intermediate U.S. Government Funds Index from February 7, 2005 to February 29, 2012. The performance of the Lipper Intermediate U.S. Government Funds Index reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the Barclays Capital U.S. Aggregate Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper Intermediate U.S. Government Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The Barclays Capital U.S. Aggregate Index is a

broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (MBS) (agency fixed-rate and hybrid adjustable rate mortgage (ARM) passthroughs), asset-backed securities (ABS), and commercial mortgage-backed securities (CMBS). The Lipper Intermediate U.S. Government Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper Inc. Investors cannot invest directly in an index.

The Fund’s shares have a $10,000,000 minimum investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2012

JPMorgan Equity Index Trust

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 29, 2012 (Unaudited)

REPORTING PERIOD RETURN:
JPMorgan Equity Index Trust*	4.97%
S&P 500 Index (1)	5.12%

Net Assets as of 2/29/2011 (In Thousands)	$301,098

INVESTMENT OBJECTIVE**

The JPMorgan Equity Index Trust (the “Fund”) seeks investment results that correspond to the aggregate price and dividend performance of securities in the Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index).

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund performed in line with the S&P 500 Index (the “Benchmark”) for the twelve months ended February 29, 2012. This was consistent with its indexing strategy and investment objective, as the Fund looks to generate returns that are comparable to that of the Benchmark.

Concerns about contagion from the European debt crisis and political unrest in the Middle East lowered investors’ appetite for risk in the beginning of the reporting period. However, in October 2011, investors became encouraged by improving economic data and aggressive measures by the European Central Bank to combat the region’s debt crisis. This positive sentiment persisted and U.S. stocks rallied for the remainder of the reporting period. In the end, the Benchmark returned 5.12% for the twelve months ended February 29, 2012.

Sector performance in the Benchmark was mixed, with some sectors posting positive absolute returns and some sectors posting negative absolute returns. On a relative basis, the financials and materials sectors underperformed other sectors in the Benchmark, while the health care and consumer staples sectors outperformed other sectors in the Benchmark.

HOW WAS THE FUND POSITIONED?

The Fund was managed in strict conformity with a full replication index strategy and aimed to hold the same stocks in the same proportions as those found in the Benchmark.

(1)	“S&P 500” is a registered service mark of Standard & Poor’s Corporation, which does not sponsor and is in no way affiliated with the Fund.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO****
1.	Apple, Inc.	4.0%
2.	Exxon Mobil Corp.	3.3
3.	Microsoft Corp.	1.9
4.	International Business Machines Corp.	1.9
5.	Chevron Corp.	1.7
6.	General Electric Co.	1.6
7.	Procter & Gamble Co. (The)	1.5
8.	AT&T, Inc.	1.5
9.	Johnson & Johnson	1.4
10.	Wells Fargo & Co.	1.3

PORTFOLIO COMPOSITION BY SECTOR****
Information Technology	20.0%
Financials	14.1
Energy	11.9
Health Care	11.2
Consumer Discretionary	10.7
Consumer Staples	10.7
Industrials	10.7
Materials	3.5
Utilities	3.4
Telecommunication Services	2.7
Investment Company	0.1
Others (each less than 1.0%)	0.1
Short-Term Investment	0.9

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.
**	“S&P 500 Index” is a registered service mark of Standard & Poor’s Corporation, which does not sponsor, and is in no way affiliated with the Fund.
***	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
****	Percentages indicated are based on total investments (excluding investments of cash collateral for securities on loan) as of February 29, 2012. The Fund’s composition is subject to change.

FEBRUARY 29, 2012	JPMORGAN INSTITUTIONAL TRUST FUNDS	5

JPMorgan Equity Index Trust

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 29, 2012 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 29, 2012

INCEPTION DATE OF CLASS	1 YEAR	3 YEAR	5 YEAR	SINCE INCEPTION
2/07/05	4.97%	25.40%	1.45%	3.83%

*	Not annualized

LIFE OF FUND PERFORMANCE (2/7/05 TO 2/29/12)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown.

The Fund commenced operations on February 7, 2005.

The graph illustrates comparative performance for $10,000,000 invested in the JPMorgan Equity Index Trust, the S&P 500 Index and the Lipper S&P 500 Objective Funds Index from February 7, 2005 to February 29, 2012. The performance of the Lipper S&P 500 Objective Funds Index reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the S&P 500 Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper S&P 500 Objective Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. Stock Market. The Lipper S&P 500 Objective Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper Inc. Investors cannot invest directly in an index.

The Fund’s shares have a $10,000,000 minimum investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

6	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2012

JPMorgan Intermediate Bond Trust

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 29, 2012 (Unaudited)

REPORTING PERIOD RETURN:
Fund*	7.98%
Barclays Capital Intermediate U.S. Government/Credit Index	6.45%

Net Assets as of 2/29/2012 (In Thousands)	$361,305
Duration as of 2/29/2012	4.2 years

INVESTMENT OBJECTIVE**

The JPMorgan Intermediate Bond Trust (the “Fund”) seeks current income consistent with the preservation of capital by investing in high- and medium-grade fixed income securities with intermediate maturities.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

During the twelve months ended February 29, 2012, the Fund’s relative outperformance versus the Barclays Capital Intermediate U.S. Government/Credit Index (“Benchmark”) was caused, in part, by its duration. Duration is used to measure the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease, respectively, in price as interest rates go down or up, respectively, versus bonds with shorter duration. The Fund’s duration was slightly longer than the Benchmark, which contributed to its relative performance as interest rates declined during the reporting period. The Fund’s exposure to mortgage-backed securities also contributed to relative performance, particularly the Fund’s investments among agency collateralized mortgage obligations.

The Fund’s underweight of the credit sector (corporate and non-corporate securities, such as foreign agency and sovereign debt) detracted from relative performance. The Fund’s underweight of U.S. Treasury securities also detracted from relative performance during the reporting period. However, the Fund’s positioning on the yield curve (the yield curve shows the relationship between yields and maturity dates for a set of similar bonds, usually U.S. Treasuries, at a given point in time) contributed to relative performance. The Fund was overweight the intermediate part of the yield curve (5-10 years), which performed well during the reporting period.

HOW WAS THE FUND POSITIONED?

The Fund continued to focus on security selection and relative value, which seeks to exploit pricing discrepancies between individual securities or market sectors. The Fund’s portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities. As of the end of the reporting period, the Fund was underweight U.S. Treasuries and the credit sector.

PORTFOLIO COMPOSITION***
U.S. Treasury Obligations	30.2%
Collateralized Mortgage Obligations	29.8
Corporate Bonds	18.6
Mortgage Pass-Through Securities	12.2
Asset-Backed Securities	2.6
U.S. Government Agency Securities	2.1
Commercial Mortgage-Backed Securities	1.2
Foreign Government Securities	1.0
Short-Term Investment	2.3

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 29, 2012. The Fund’s composition is subject to change.

FEBRUARY 29, 2012	JPMORGAN INSTITUTIONAL TRUST FUNDS	7

JPMorgan Intermediate Bond Trust

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 29, 2012 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 29, 2012
INCEPTION DATE OF CLASS	1 YEAR	3 YEAR	5 YEAR	SINCE INCEPTION
2/07/05	7.98%	8.41%	6.97%	6.01%

*	Not annualized

LIFE OF FUND PERFORMANCE (2/7/05 TO 2/29/12)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown.

The Fund commenced operations on February 7, 2005.

The graph illustrates comparative performance for $5,000,000 invested in the JPMorgan Intermediate Bond Trust, the Barclays Capital Intermediate U.S. Government/Credit Index and the Lipper Short-Intermediate U.S. Government Funds Index from February 7, 2005 to February 29, 2012. The performance of the Lipper Short-Intermediate U.S. Government Funds Index reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the Barclays Capital Intermediate U.S. Government/Credit Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper Short-Intermediate U.S. Government Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The Barclays Capital Intermediate U.S. Government/Credit Index is an unmanaged index comprised of intermediate maturity U.S. Treasury and agency securities and investment grade corporate securities. The Lipper Short-Intermediate U.S. Government Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper Inc. Investors cannot invest directly in an index.

The Fund’s shares have a $5,000,000 minimum investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

8	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2012

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Asset-Backed Securities — 3.6%
	AH Mortgage Advance Trust, (Cayman Islands),
3,006	Series SART-1, Class A1, 2.630%, 05/10/42 (e)	2,996
6,667	Series SART-1, Class A2, 3.370%, 05/10/43 (e)	6,680
3,628	Series SART-2, Class A1, 3.270%, 09/15/43 (e)	3,633
880	Series SART-2, Class B1, 6.900%, 09/15/43 (e)	889
2,588	Series SART-3, Class 1A1, 2.980%, 03/13/43 (e)	2,594
4,725	Series SART-3, Class 1A2, 3.720%, 03/13/44 (e)	4,740
	Ally Auto Receivables Trust,
1,385	Series 2010-3, Class A3, 1.110%, 10/15/14	1,392
670	Series 2010-3, Class A4, 1.550%, 08/17/15	680
392	Series 2010-4, Class A3, 0.910%, 11/17/14	393
688	Series 2011-1, Class A2, 0.810%, 10/15/13	689
720	Series 2011-1, Class A3, 1.380%, 01/15/15	726
1,418	Series 2012-1, Class A3, 0.930%, 02/16/16	1,421
	American Credit Acceptance Receivables Trust,
1,102	Series 2012-1, Class A1, 1.960%, 01/15/14 (e)	1,102
1,120	Series 2012-1, Class A2, 3.040%, 10/15/15 (e)	1,120
	AmeriCredit Automobile Receivables Trust,
373	Series 2008-AF, Class A4, 6.960%, 10/14/14	384
93	Series 2010-1, Class A3, 1.660%, 03/17/14	93
890	Series 2010-3, Class A3, 1.140%, 04/08/15	894
682	Series 2010-4, Class A2, 0.960%, 05/08/14	682
375	Series 2010-4, Class A3, 1.270%, 04/08/15	376
437	Series 2011-1, Class A2, 0.840%, 06/09/14	437
375	Series 2011-1, Class A3, 1.390%, 09/08/15	377
1,990	Series 2011-3, Class A2, 0.840%, 11/10/14	1,992
433	Series 2011-4, Class A2, 0.920%, 03/09/15	433
1,414	Series 2011-4, Class A3, 1.170%, 05/09/16	1,417
1,195	Series 2011-5, Class A3, 1.550%, 07/08/16	1,205
1,187	Series 2012-1, Class A2, 0.910%, 10/08/15	1,189
235	Series 2012-1, Class A3, 1.230%, 09/08/16	236
215	Arch Bay Asset-Backed Securities, Series 2010-2, Class A, VAR, 4.125%, 04/25/57 (e)	214
	Bank of America Auto Trust,
58	Series 2009-1A, Class A3, 2.670%, 07/15/13 (e)	59
225	Series 2010-1A, Class A3, 1.390%, 03/15/14 (e)	226

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

475	Series 2010-1A, Class A4, 2.180%, 02/15/17 (e)	483
756	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.614%, 04/25/36	590
700	Cabela’s Master Credit Card Trust, Series 2012-1A, Class A1, 1.630%, 02/18/20 (e)	700
	CarMax Auto Owner Trust,
418	Series 2010-1, Class A3, 1.560%, 07/15/14	420
1,260	Series 2011-1, Class A3, 1.290%, 09/15/15	1,270
885	Series 2011-1, Class A4, 2.160%, 09/15/16	908
1,350	Series 2011-3, Class A3, 1.070%, 06/15/16	1,350
576	Centex Home Equity, Series 2004-D, Class AF4, SUB, 4.680%, 06/25/32	585
1,837	Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-6, Class 1A7, SUB, 4.277%, 11/25/34	1,735
1,500	Chrysler Financial Auto Securitization Trust, Series 2010-A, Class A3, 0.910%, 08/08/13	1,502
800	Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3, 6.150%, 06/15/39	1,067
	Citigroup Mortgage Loan Trust, Inc.,
541	Series 2003-HE3, Class A, VAR, 0.624%, 12/25/33	471
1,851	Series 2011-5, Class 1A1, VAR, 0.434%, 02/25/46 (e) (f) (i)	1,688
	CNH Equipment Trust,
216	Series 2010-A, Class A3, 1.540%, 07/15/14	216
1,230	Series 2010-C, Class A3, 1.170%, 05/15/15	1,233
950	Series 2011-A, Class A3, 1.200%, 05/16/16	956
747	Series 2011-A, Class A4, 2.040%, 10/17/16	767
811	Countrywide Asset-Backed Certificates, Series 2004-6, Class M1, VAR, 0.844%, 10/25/34	432
1,692	CPS Auto Trust, Series 2011-C, Class A, 4.210%, 03/15/19 (e)	1,692
1,300	Credit Acceptance Auto Loan Trust, Series 2011-1, Class A, 2.610%, 03/15/19 (e)	1,299
337	Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB1, Class AF2, SUB, 4.748%, 01/25/36	188
	Discover Card Master Trust,
1,015	Series 2008-A4, Class A4, 5.650%, 12/15/15	1,082
813	Series 2012-A1, Class A1, 0.810%, 08/15/17	813
262	First Franklin Mortgage Loan Asset-Backed Certificates, Series 2006-FF17, Class A4, VAR, 0.344%, 12/25/36	244

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	JPMORGAN INSTITUTIONAL TRUST FUNDS	9

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Asset-Backed Securities — Continued
1,260	Ford Credit Auto Lease Trust, Series 2011-A, Class A2, 0.740%, 09/15/13	1,260
	Ford Credit Auto Owner Trust,
93	Series 2009-B, Class A3, 2.790%, 08/15/13	93
500	Series 2009-B, Class A4, 4.500%, 07/15/14	516
1,754	Series 2012-A, Class A3, 0.840%, 08/15/16	1,759
3,832	Fortress Opportunities Residential Transaction, Series 2011-1A, Class A1, VAR, 7.211%, 10/25/47 (e)	3,846
	Freedom Trust,
955	Series 2011-1, Class A13, VAR, 0.435%, 11/30/37 (e) (f) (i)	903
952	Series 2011-2, Class A11, VAR, 6.809%, 08/01/46 (e)	953
420	GE Mortgage Services LLC, Series 1999-HE1, Class M, VAR, 6.705%, 04/25/29	380
	Harley-Davidson Motorcycle Trust,
136	Series 2010-1, Class A2, 0.830%, 11/15/13	135
540	Series 2010-1, Class A3, 1.160%, 02/15/15	542
	Honda Auto Receivables Owner Trust,
3	Series 2009-2, Class A3, 2.790%, 01/15/13	3
550	Series 2011-1, Class A4, 1.800%, 04/17/17	561
809	Series 2012-1, Class A3, 0.770%, 01/15/16	809
337	Series 2012-1, Class A4, 0.970%, 04/16/18	337
	HSBC Home Equity Loan Trust,
1,213	Series 2006-1, Class A1, VAR, 0.406%, 01/20/36	1,099
678	Series 2007-1, Class A2F, SUB, 5.600%, 03/20/36	681
2,321	Series 2007-3, Class APT, VAR, 1.446%, 11/20/36	2,047
	Huntington Auto Trust,
800	Series 2011-1A, Class A2, 0.760%, 04/15/14 (e)	800
1,000	Series 2011-1A, Class A3, 1.010%, 01/15/16 (e)	998
1,000	Series 2011-1A, Class A4, 1.310%, 11/15/16 (e)	999
	Hyundai Auto Receivables Trust,
640	Series 2010-B, Class A3, 0.970%, 04/15/15	642
710	Series 2010-B, Class A4, 1.630%, 03/15/17	724
515	Series 2011-A, Class A3, 1.160%, 04/15/15	519
520	Series 2011-A, Class A4, 1.780%, 12/15/15	531
734	Series 2011-B, Class A3, 1.040%, 09/15/15	738
824	Series 2011-B, Class A4, 1.650%, 02/15/17	840
865	Series 2012-A, Class A3, 0.720%, 03/15/16	865
258	Indymac Residential Asset-Backed Trust, Series 2006-A, Class A3, VAR, 0.444%, 03/25/36	143

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	John Deere Owner Trust,
490	Series 2011-A, Class A3, 1.290%, 01/15/16	494
355	Series 2011-A, Class A4, 1.960%, 04/16/18	364
405	LAI Vehicle Lease Securitization Trust, Series 2010-A, Class A, 2.550%, 09/15/16 (e) (f) (i)	405
1,383	Lake Country Mortgage Loan Trust, Series 2006-HE1, Class A3, VAR, 0.594%, 07/25/34 (e)	1,323
	Long Beach Mortgage Loan Trust,
461	Series 2006-8, Class 2A2, VAR, 0.334%, 09/25/36	135
711	Series 2006-WL2, Class 2A3, VAR, 0.444%, 01/25/36	537
1,328	Madison Avenue Manufactured Housing Contract, Series 2002-A, Class M2, VAR, 2.494%, 03/25/32	1,182
370	Mercedes-Benz Auto Receivables Trust, Series 2010-1, Class A3, 1.420%, 08/15/14	372
3,000	MMCA Automobile Trust, Series 2012-A, Class A4, 1.570%, 08/15/17 (e)	3,043
1,327	NCUA Guaranteed Notes, Series 2010-A1, Class A, VAR, 0.607%, 12/07/20	1,331
1,000	New Century Home Equity Loan Trust, Series 2003-5, Class AI6, SUB, 5.303%, 11/25/33	953
633	Newcastle Investment Trust, Series 2011-MH1, Class A, 2.450%, 12/10/33 (e)	639
	Nissan Auto Receivables Owner Trust,
750	Series 2010-A, Class A3, 0.870%, 07/15/14	752
450	Series 2010-A, Class A4, 1.310%, 09/15/16	455
672	Series 2012-A, Class A3, 0.730%, 05/16/16	672
333	Series 2012-A, Class A4, 1.000%, 07/16/18	332
1,512	Park Place Securities, Inc., Series 2004-MCW1, Class M1, VAR, 0.869%, 10/25/34	1,433
1,327	PennyMac Loan Trust, Series 2011-NPL1, Class A, VAR, 5.250%, 09/25/51 (e) (f) (i)	1,330
	Real Estate Asset Trust,
623	Series 2011-2A, Class A1, 5.750%, 05/25/49 (e) (f) (i)	623
2,253	Series 2012-1A, Class A1, 4.950%, 02/25/32 (e) (f) (i)	2,253
300	Renaissance Home Equity Loan Trust, Series 2007-2, Class AF2, SUB, 5.675%, 06/25/37	122
3,000	Residential Asset Mortgage Products, Inc., Series 2006-RZ1, Class A3, VAR, 0.544%, 03/25/36	2,558
2,481	Residential Credit Solutions Trust, Series 2011-1, Class A1, 6.000%, 03/25/41 (e) (f) (i)	2,481

SEE NOTES TO FINANCIAL STATEMENTS.

10	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Asset-Backed Securities — Continued
	Santander Drive Auto Receivables Trust,
223	Series 2010-3, Class A2, 0.930%, 06/17/13	223
580	Series 2010-3, Class A3, 1.200%, 06/16/14	580
700	Series 2010-A, Class A4, 2.390%, 06/15/17 (e)	713
473	Series 2011-S2A, Class B, 2.060%, 06/15/17 (e)	472
998	Series 2011-S2A, Class D, 3.350%, 06/15/17 (e)	997
1,955	Series 2012-1, Class A2, 1.250%, 04/15/15	1,959
411	Series 2012-1, Class A3, 1.490%, 10/15/15	413
773	Saxon Asset Securities Trust, Series 2003-1, Class AF6, SUB, 4.795%, 06/25/33	773
350	Structured Asset Investment Loan Trust, Series 2005-5, Class A9, VAR, 0.514%, 06/25/35	330
362	Structured Asset Securities Corp., Series 2002-23XS, Class A7, SUB, 6.580%, 11/25/32	367
	Toyota Auto Receivables Owner Trust,
1,540	Series 2010-C, Class A3, 0.770%, 04/15/14	1,542
1,435	Series 2011-A, Class A3, 0.980%, 10/15/14	1,442
1,540	Series 2011-A, Class A4, 1.560%, 05/15/15	1,565
246	USAA Auto Owner Trust, Series 2009-2, Class A3, 1.540%, 02/18/14	247
2,127	Volkswagen Auto Loan Enhanced Trust, Series 2012-1, Class A3, 0.850%, 08/22/16	2,132
	Westlake Automobile Receivables Trust,
285	Series 2011-1A, Class A2, 1.080%, 07/15/13 (e)	285
607	Series 2011-1A, Class A3, 1.490%, 06/16/14 (e)	607
1,370	World Omni Auto Receivables Trust, Series 2010-A, Class A4, 2.210%, 05/15/15	1,395

	Total Asset-Backed Securities (Cost $124,557)	124,514

Collateralized Mortgage Obligations — 35.4%
	Agency CMO — 23.2%
	Federal Home Loan Banks,
1,093	Series 2000-0606, Class Y, 5.270%, 12/28/12	1,132
2,554	Series 2000-1067, Class 1, 5.300%, 06/15/12	2,574
4,640	Series 9M-2012, Class A, 4.720%, 09/20/12	4,739
1,648	Series TQ-2015, Class A, 5.065%, 10/20/15	1,792
337	Federal Home Loan Mortgage Corp. - Government National Mortgage Association, Series 8, Class ZA, 7.000%, 03/25/23	383

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — Continued
		Federal Home Loan Mortgage Corp. REMICS,
33		Series 11, Class D, 9.500%, 07/15/19	36
16		Series 22, Class C, 9.500%, 04/15/20	17
24		Series 23, Class F, 9.600%, 04/15/20	27
—	(h)	Series 41, Class I, HB, 84.000%, 05/15/20	1
2		Series 47, Class F, 10.000%, 06/15/20	2
8		Series 99, Class Z, 9.500%, 01/15/21	9
—	(h)	Series 204, Class E, HB, IF, 1,838.732%, 05/15/23	1
—	(h)	Series 1045, Class G, HB, 1,066.209%, 02/15/21	1
9		Series 1065, Class J, 9.000%, 04/15/21	11
3		Series 1079, Class S, HB, IF, 33.150%, 05/15/21	5
11		Series 1084, Class F, VAR, 1.200%, 05/15/21	11
8		Series 1084, Class S, HB, IF, 44.100%, 05/15/21	16
21		Series 1116, Class I, 5.500%, 08/15/21	23
17		Series 1144, Class KB, 8.500%, 09/15/21	20
—	(h)	Series 1172, Class L, HB, VAR, 1,181.250%, 11/15/21	1
1		Series 1196, Class B, HB, IF, 1,169.001%, 01/15/22	13
21		Series 1250, Class J, 7.000%, 05/15/22	25
32		Series 1343, Class LA, 8.000%, 08/15/22	39
41		Series 1343, Class LB, 7.500%, 08/15/22	49
70		Series 1370, Class JA, VAR, 1.400%, 09/15/22	70
67		Series 1455, Class WB, IF, 4.550%, 12/15/22	69
333		Series 1466, Class PZ, 7.500%, 02/15/23	387
6		Series 1470, Class F, VAR, 2.221%, 02/15/23	6
359		Series 1498, Class I, VAR, 1.400%, 04/15/23	359
489		Series 1502, Class PX, 7.000%, 04/15/23	566
64		Series 1505, Class Q, 7.000%, 05/15/23	74
147		Series 1518, Class G, IF, 8.819%, 05/15/23	163
49		Series 1541, Class M, HB, IF, 22.679%, 07/15/23	79
134		Series 1541, Class O, VAR, 1.180%, 07/15/23	137
13		Series 1570, Class F, VAR, 2.721%, 08/15/23	14
479		Series 1573, Class PZ, 7.000%, 09/15/23	554
321		Series 1591, Class PV, 6.250%, 10/15/23	336
11		Series 1595, Class D, 7.000%, 10/15/13	11
38		Series 1596, Class D, 6.500%, 10/15/13	40
27		Series 1602, Class SA, HB, IF, 21.937%, 10/15/23	50
9		Series 1607, Class SA, HB, IF, 20.321%, 10/15/13	10

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	JPMORGAN INSTITUTIONAL TRUST FUNDS	11

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,342	Series 1608, Class L, 6.500%, 09/15/23	1,510
316	Series 1609, Class LG, IF, 16.792%, 11/15/23	373
743	Series 1638, Class H, 6.500%, 12/15/23	846
590	Series 1642, Class PJ, 6.000%, 11/15/23	607
14	Series 1671, Class QC, IF, 10.000%, 02/15/24	19
18	Series 1686, Class SH, IF, 18.675%, 02/15/24	30
206	Series 1695, Class EB, 7.000%, 03/15/24	240
40	Series 1699, Class FC, VAR, 0.850%, 03/15/24	40
215	Series 1700, Class GA, PO, 02/15/24	208
563	Series 1706, Class K, 7.000%, 03/15/24	651
19	Series 1709, Class FA, VAR, 1.110%, 03/15/24	19
55	Series 1745, Class D, 7.500%, 08/15/24	65
1,359	Series 1760, Class ZD, VAR, 1.460%, 02/15/24	1,414
461	Series 1798, Class F, 5.000%, 05/15/23	512
7	Series 1807, Class G, 9.000%, 10/15/20	8
133	Series 1829, Class ZB, 6.500%, 03/15/26	150
9	Series 1844, Class E, 6.500%, 10/15/13	10
134	Series 1863, Class Z, 6.500%, 07/15/26	150
39	Series 1865, Class D, PO, 02/15/24	33
86	Series 1890, Class H, 7.500%, 09/15/26	102
264	Series 1899, Class ZE, 8.000%, 09/15/26	312
14	Series 1935, Class FL, VAR, 0.950%, 02/15/27	14
189	Series 1963, Class Z, 7.500%, 01/15/27	223
28	Series 1970, Class PG, 7.250%, 07/15/27	33
294	Series 1981, Class Z, 6.000%, 05/15/27	325
124	Series 1987, Class PE, 7.500%, 09/15/27	147
321	Series 2019, Class Z, 6.500%, 12/15/27	366
20	Series 2025, Class PE, 6.300%, 01/15/13	20
98	Series 2033, Class SN, HB, IF, 25.948%, 03/15/24	67
264	Series 2038, Class PN, IO, 7.000%, 03/15/28	43
534	Series 2040, Class PE, 7.500%, 03/15/28	633
91	Series 2043, Class CJ, 6.500%, 04/15/28	103
411	Series 2054, Class PV, 7.500%, 05/15/28	488
58	Series 2055, Class OE, 6.500%, 05/15/13	58
805	Series 2075, Class PH, 6.500%, 08/15/28	917
905	Series 2075, Class PM, 6.250%, 08/15/28	938
297	Series 2086, Class GB, 6.000%, 09/15/28	305
349	Series 2089, Class PJ, IO, 7.000%, 10/15/28	58
1,249	Series 2095, Class PE, 6.000%, 11/15/28	1,401
171	Series 2102, Class TC, 6.000%, 12/15/13	177
115	Series 2102, Class TU, 6.000%, 12/15/13	119

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
455	Series 2115, Class PE, 6.000%, 01/15/14	460
402	Series 2125, Class JZ, 6.000%, 02/15/29	421
87	Series 2132, Class SB, HB, IF, 29.390%, 03/15/29	153
57	Series 2134, Class PI, IO, 6.500%, 03/15/19	8
13	Series 2135, Class UK, IO, 6.500%, 03/15/14	1
386	Series 2136, Class PG, 6.000%, 03/15/29	436
47	Series 2141, Class IO, IO, 7.000%, 04/15/29	7
108	Series 2163, Class PC, IO, 7.500%, 06/15/29	23
1,324	Series 2169, Class TB, 7.000%, 06/15/29	1,560
574	Series 2172, Class QC, 7.000%, 07/15/29	677
544	Series 2176, Class OJ, 7.000%, 08/15/29	629
305	Series 2201, Class C, 8.000%, 11/15/29	365
245	Series 2209, Class TC, 8.000%, 01/15/30	292
430	Series 2210, Class Z, 8.000%, 01/15/30	520
107	Series 2224, Class CB, 8.000%, 03/15/30	129
258	Series 2230, Class Z, 8.000%, 04/15/30	308
213	Series 2234, Class PZ, 7.500%, 05/15/30	253
184	Series 2247, Class Z, 7.500%, 08/15/30	219
259	Series 2256, Class MC, 7.250%, 09/15/30	306
526	Series 2259, Class ZM, 7.000%, 10/15/30	621
15	Series 2261, Class ZY, 7.500%, 10/15/30	18
59	Series 2262, Class Z, 7.500%, 10/15/30	70
554	Series 2271, Class PC, 7.250%, 12/15/30	657
968	Series 2283, Class K, 6.500%, 12/15/23	1,090
284	Series 2296, Class PD, 7.000%, 03/15/31	335
88	Series 2306, Class K, PO, 05/15/24	82
208	Series 2306, Class SE, IF, IO, 8.640%, 05/15/24	46
271	Series 2313, Class LA, 6.500%, 05/15/31	309
571	Series 2325, Class PM, 7.000%, 06/15/31	625
903	Series 2344, Class QG, 6.000%, 08/15/16	961
3,291	Series 2344, Class ZD, 6.500%, 08/15/31	3,599
305	Series 2344, Class ZJ, 6.500%, 08/15/31	334
263	Series 2345, Class NE, 6.500%, 08/15/31	274
279	Series 2345, Class PQ, 6.500%, 08/15/16	290
327	Series 2351, Class PZ, 6.500%, 08/15/31	368
3,030	Series 2353, Class AZ, 6.000%, 09/15/31	3,193
354	Series 2353, Class TD, 6.000%, 09/15/16	371
308	Series 2355, Class BP, 6.000%, 09/15/16	326
189	Series 2359, Class PM, 6.000%, 09/15/16	196
1,245	Series 2359, Class ZB, 8.500%, 06/15/31	1,455
546	Series 2360, Class PG, 6.000%, 09/15/16	584
124	Series 2363, Class PF, 6.000%, 09/15/16	133
237	Series 2366, Class MD, 6.000%, 10/15/16	253

SEE NOTES TO FINANCIAL STATEMENTS.

12	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
492	Series 2367, Class ME, 6.500%, 10/15/31	534
859	Series 2391, Class QR, 5.500%, 12/15/16	918
338	Series 2394, Class MC, 6.000%, 12/15/16	362
987	Series 2396, Class FM, VAR, 0.698%, 12/15/31	992
607	Series 2399, Class OH, 6.500%, 01/15/32	664
1,014	Series 2399, Class TH, 6.500%, 01/15/32	1,109
877	Series 2410, Class NG, 6.500%, 02/15/32	968
309	Series 2410, Class OE, 6.375%, 02/15/32	341
680	Series 2410, Class QS, IF, 18.854%, 02/15/32	1,017
284	Series 2410, Class QX, IF, IO, 8.402%, 02/15/32	71
742	Series 2412, Class SP, IF, 15.603%, 02/15/32	974
1,204	Series 2420, Class XK, 6.500%, 02/15/32	1,313
661	Series 2423, Class MC, 7.000%, 03/15/32	782
672	Series 2423, Class MT, 7.000%, 03/15/32	754
332	Series 2425, Class OB, 6.000%, 03/15/17	357
1,646	Series 2430, Class WF, 6.500%, 03/15/32	1,883
863	Series 2434, Class TC, 7.000%, 04/15/32	988
565	Series 2435, Class CJ, 6.500%, 04/15/32	655
720	Series 2436, Class MC, 7.000%, 04/15/32	847
563	Series 2444, Class ES, IF, IO, 7.702%, 03/15/32	115
361	Series 2450, Class GZ, 7.000%, 05/15/32	427
450	Series 2450, Class SW, IF, IO, 7.751%, 03/15/32	92
2,328	Series 2455, Class GK, 6.500%, 05/15/32	2,647
216	Series 2458, Class QE, 5.500%, 06/15/17	230
743	Series 2462, Class JG, 6.500%, 06/15/32	850
1,981	Series 2464, Class SI, IF, IO, 7.752%, 02/15/32	324
465	Series 2466, Class PG, 6.500%, 04/15/32	485
942	Series 2466, Class PH, 6.500%, 06/15/32	1,079
761	Series 2474, Class NR, 6.500%, 07/15/32	852
1,034	Series 2484, Class LZ, 6.500%, 07/15/32	1,182
1,767	Series 2500, Class MC, 6.000%, 09/15/32	1,933
112	Series 2503, Class BH, 5.500%, 09/15/17	121
581	Series 2508, Class AQ, 5.500%, 10/15/17	626
1,130	Series 2512, Class PG, 5.500%, 10/15/22	1,232
425	Series 2515, Class DE, 4.000%, 03/15/32	433
409	Series 2518, Class PX, 5.500%, 09/15/13	417
632	Series 2535, Class BK, 5.500%, 12/15/22	694
1,278	Series 2537, Class TE, 5.500%, 12/15/17	1,369
2,024	Series 2543, Class YX, 6.000%, 12/15/32	2,262
1,973	Series 2544, Class HC, 6.000%, 12/15/32	2,192
2,440	Series 2552, Class ME, 6.000%, 01/15/33	2,693

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
1,481	Series 2567, Class QD, 6.000%, 02/15/33	1,678
1,690	Series 2568, Class KG, 5.500%, 02/15/23	1,848
201	Series 2571, Class SK, HB, IF, 33.428%, 09/15/23	368
3,767	Series 2575, Class ME, 6.000%, 02/15/33	4,259
641	Series 2586, Class WI, IO, 6.500%, 03/15/33	118
1,807	Series 2587, Class WX, 5.000%, 03/15/18	1,968
149	Series 2594, Class VQ, 6.000%, 08/15/20	149
1,380	Series 2596, Class QG, 6.000%, 03/15/33	1,540
135	Series 2597, Class DS, IF, IO, 7.301%, 02/15/33	6
146	Series 2599, Class DS, IF, IO, 6.752%, 02/15/33	6
356	Series 2610, Class DS, IF, IO, 6.851%, 03/15/33	8
817	Series 2611, Class UH, 4.500%, 05/15/18	863
1,335	Series 2617, Class GR, 4.500%, 05/15/18	1,423
67	Series 2619, Class HR, 3.500%, 11/15/31	68
6	Series 2619, Class IM, IO, 5.000%, 10/15/21	—	(h)
2,469	Series 2626, Class NS, IF, IO, 6.302%, 06/15/23	181
1,682	Series 2631, Class LC, 4.500%, 06/15/18	1,798
739	Series 2636, Class Z, 4.500%, 06/15/18	787
892	Series 2637, Class SA, IF, IO, 5.852%, 06/15/18	94
135	Series 2638, Class DS, IF, 8.352%, 07/15/23	144
632	Series 2640, Class UG, IO, 5.000%, 01/15/32	33
1,410	Series 2640, Class UP, IO, 5.000%, 01/15/32	70
7	Series 2640, Class UR, IO, 4.500%, 08/15/17	—	(h)
2,980	Series 2645, Class BI, IO, 4.500%, 02/15/18	126
723	Series 2650, Class PO, PO, 12/15/32	686
2,489	Series 2650, Class SO, PO, 12/15/32	2,361
1,177	Series 2651, Class VZ, 4.500%, 07/15/18	1,253
1,884	Series 2672, Class ME, 5.000%, 11/15/22	1,993
5,147	Series 2675, Class CK, 4.000%, 09/15/18	5,456
791	Series 2682, Class YS, IF, 8.598%, 10/15/33	786
15,410	Series 2684, Class PO, PO, 01/15/33	15,094
170	Series 2686, Class NS, IF, IO, 7.351%, 10/15/21	2
338	Series 2690, Class SJ, IF, 8.777%, 10/15/33	338
1,538	Series 2691, Class ME, 4.500%, 04/15/32	1,607
298	Series 2691, Class WS, IF, 8.627%, 10/15/33	298
589	Series 2692, Class SC, IF, 12.790%, 07/15/33	691
572	Series 2695, Class DE, 4.000%, 01/15/17	577
1,199	Series 2695, Class DG, 4.000%, 10/15/18	1,283
209	Series 2695, Class OB, PO, 10/15/33	203

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	JPMORGAN INSTITUTIONAL TRUST FUNDS	13

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
231	Series 2696, Class CO, PO, 10/15/18	227
136	Series 2700, Class S, IF, 8.627%, 11/15/33	135
1,146	Series 2702, Class PC, 5.000%, 01/15/23	1,203
309	Series 2705, Class SC, IF, 8.627%, 11/15/33	309
584	Series 2705, Class SD, IF, 8.680%, 11/15/33	578
2,000	Series 2710, Class HB, 5.500%, 11/15/23	2,251
1,712	Series 2715, Class OG, 5.000%, 01/15/23	1,813
2,564	Series 2716, Class UN, 4.500%, 12/15/23	2,810
1,226	Series 2720, Class PC, 5.000%, 12/15/23	1,328
3,692	Series 2727, Class BS, IF, 8.702%, 01/15/34	3,684
1,662	Series 2744, Class PE, 5.500%, 02/15/34	1,806
2,289	Series 2744, Class TU, 5.500%, 05/15/32	2,418
404	Series 2751, Class BA, 4.000%, 10/15/18	410
781	Series 2755, Class PA, PO, 02/15/29	776
899	Series 2755, Class SA, IF, 13.703%, 05/15/30	979
1,000	Series 2764, Class TE, 5.000%, 10/15/32	1,051
15	Series 2771, Class FG, VAR, 0.000%, 03/15/34	15
1,212	Series 2777, Class OM, PO, 12/15/32	1,197
667	Series 2778, Class US, IF, IO, 6.952%, 06/15/33	9
177	Series 2780, Class JG, 4.500%, 04/15/19	181
1,284	Series 2783, Class AT, 4.000%, 04/15/19	1,386
298	Series 2809, Class UB, 4.000%, 09/15/17	300
5,515	Series 2809, Class UC, 4.000%, 06/15/19	5,886
486	Series 2812, Class NO, PO, 10/15/33	464
877	Series 2827, Class XO, PO, 01/15/23	864
201	Series 2835, Class QO, PO, 12/15/32	191
794	Series 2840, Class JO, PO, 06/15/23	777
659	Series 2850, Class SN, IF, IO, 6.902%, 09/15/18	32
187	Series 2870, Class KC, 4.250%, 05/15/18	189
1,398	Series 2872, Class JE, 4.500%, 02/15/18	1,428
1,282	Series 2922, Class JN, 4.500%, 02/15/20	1,344
1,483	Series 2934, Class EC, PO, 02/15/20	1,432
135	Series 2934, Class EN, PO, 02/15/18	133
1,235	Series 2934, Class HI, IO, 5.000%, 02/15/20	122
1,206	Series 2934, Class KI, IO, 5.000%, 02/15/20	119
856	Series 2958, Class QD, 4.500%, 04/15/20	939
1,500	Series 2962, Class BE, 4.500%, 04/15/20	1,653
3,425	Series 2965, Class GD, 4.500%, 04/15/20	3,782
1,154	Series 2971, Class GB, 5.000%, 11/15/16	1,160
856	Series 2971, Class GC, 5.000%, 07/15/18	889
374	Series 2989, Class PO, PO, 06/15/23	366
4,281	Series 3004, Class EK, 5.500%, 07/15/35	4,763
170	Series 3007, Class AI, IO, 5.500%, 07/15/24	11

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
191	Series 3014, Class OD, PO, 08/15/35	182
28	Series 3044, Class VO, PO, 10/15/35	28
1,998	Series 3047, Class OB, 5.500%, 12/15/33	2,100
944	Series 3047, Class OD, 5.500%, 10/15/35	1,142
1,196	Series 3049, Class XF, VAR, 0.599%, 05/15/33	1,194
3,095	Series 3064, Class MC, 5.500%, 11/15/35	3,698
747	Series 3064, Class OB, 5.500%, 07/15/29	761
439	Series 3068, Class AO, PO, 01/15/35	433
1,047	Series 3068, Class QB, 4.500%, 06/15/20	1,095
2,141	Series 3074, Class BH, 5.000%, 11/15/35	2,459
1,596	Series 3085, Class WF, VAR, 1.048%, 08/15/35	1,608
281	Series 3100, Class MA, VAR, 3.808%, 12/15/35	276
1,898	Series 3102, Class FB, VAR, 0.549%, 01/15/36	1,895
431	Series 3102, Class HS, HB, IF, 23.655%, 01/15/36	678
1,941	Series 3117, Class EO, PO, 02/15/36	1,840
1,244	Series 3117, Class OK, PO, 02/15/36	1,196
129	Series 3122, Class ZB, 6.000%, 03/15/36	149
2,750	Series 3131, Class BK, 5.500%, 03/15/26	3,113
463	Series 3134, Class PO, PO, 03/15/36	441
2,156	Series 3138, Class PO, PO, 04/15/36	2,059
113	Series 3149, Class SO, PO, 05/15/36	105
2,055	Series 3151, Class UC, 5.500%, 08/15/35	2,252
1,083	Series 3152, Class MO, PO, 03/15/36	1,014
245	Series 3171, Class MO, PO, 06/15/36	232
2,523	Series 3179, Class OA, PO, 07/15/36	2,394
1,073	Series 3194, Class SA, IF, IO, 6.851%, 07/15/36	165
1,360	Series 3211, Class SO, PO, 09/15/36	1,279
691	Series 3218, Class AO, PO, 09/15/36	659
2,499	Series 3219, Class DI, IO, 6.000%, 04/15/36	366
1,500	Series 3229, Class HE, 5.000%, 10/15/26	1,696
1,776	Series 3232, Class ST, IF, IO, 6.451%, 10/15/36	271
893	Series 3233, Class OP, PO, 05/15/36	840
1,500	Series 3242, Class NE, 5.750%, 02/15/34	1,590
821	Series 3256, Class PO, PO, 12/15/36	779
1,933	Series 3260, Class CS, IF, IO, 5.892%, 01/15/37	270
942	Series 3261, Class OA, PO, 01/15/37	894
1,263	Series 3274, Class JO, PO, 02/15/37	1,164
606	Series 3275, Class FL, VAR, 0.689%, 02/15/37	605

SEE NOTES TO FINANCIAL STATEMENTS.

14	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
2,632	Series 3290, Class SB, IF, IO, 6.202%, 03/15/37	425
2,658	Series 3315, Class HZ, 6.000%, 05/15/37	3,133
2,000	Series 3316, Class GD, 5.500%, 06/15/35	2,154
266	Series 3318, Class AO, PO, 05/15/37	249
531	Series 3326, Class JO, PO, 06/15/37	490
1,529	Series 3331, Class PO, PO, 06/15/37	1,453
310	Series 3334, Class MC, 5.000%, 04/15/33	311
2,031	Series 3385, Class SN, IF, IO, 5.752%, 11/15/37	258
1,829	Series 3387, Class SA, IF, IO, 6.172%, 11/15/37	276
2,607	Series 3404, Class SC, IF, IO, 5.752%, 01/15/38	353
7,889	Series 3422, Class AI, IO, SUB, 0.250%, 01/15/38	47
2,120	Series 3424, Class PI, IF, IO, 6.552%, 04/15/38	314
5,406	Series 3430, Class AI, IO, 1.417%, 09/15/12	26
2,530	Series 3481, Class SJ, IF, IO, 5.601%, 08/15/38	338
2,878	Series 3505, Class SA, IF, IO, 5.752%, 01/15/39	362
3,281	Series 3511, Class SA, IF, IO, 5.752%, 02/15/39	415
1,634	Series 3549, Class FA, VAR, 1.449%, 07/15/39	1,643
1,000	Series 3607, Class BO, PO, 04/15/36	915
1,716	Series 3607, Class OP, PO, 07/15/37	1,597
1,241	Series 3607, Class PO, PO, 05/15/37	1,154
512	Series 3611, Class PO, PO, 07/15/34	476
1,184	Series 3621, Class BO, PO, 01/15/40	1,123
3,561	Series 3739, Class LI, IO, 4.000%, 03/15/34	271
8,937	Series 3747, Class HI, IO, 4.500%, 07/15/37	1,206
1,000	Series 3747, Class PY, 4.000%, 10/15/40	1,061
4,610	Series 3759, Class HI, IO, 4.000%, 08/15/37	519
5,509	Series 3760, Class GI, IO, 4.000%, 10/15/37	538
700	Series 3798, Class BF, VAR, 0.549%, 06/15/24	700
2,338	Series 3804, Class FN, VAR, 0.698%, 03/15/39	2,340
5,282	Series 3819, Class ZQ, 6.000%, 04/15/36	6,151
973	Series 3852, Class QN, IF, 5.500%, 05/15/41	1,111
2,767	Series 3852, Class TP, IF, 5.500%, 05/15/41	3,211
3,000	Series 3920, Class LP, 5.000%, 01/15/34	3,365
1,638	Series 3957, Class B, 4.000%, 11/15/41	1,740
1,980	Series 3966, Class NA, 4.000%, 12/15/41	2,106

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — Continued
		Federal Home Loan Mortgage Corp. STRIPS,
4		Series 134, Class B, IO, 9.000%, 04/01/22	1
3,715		Series 233, Class 11, IO, 5.000%, 09/15/35	459
5,265		Series 233, Class 13, IO, 5.000%, 09/15/35	648
945		Series 243, Class 16, IO, 4.500%, 11/15/20	83
2,107		Series 243, Class 17, IO, 4.500%, 12/15/20	191
		Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
696		Series T-41, Class 3A, VAR, 6.987%, 07/25/32	801
420		Series T-51, Class 2A, VAR, 7.500%, 08/25/42	496
2,137		Series T-54, Class 2A, 6.500%, 02/25/43	2,385
722		Series T-54, Class 3A, 7.000%, 02/25/43	845
309		Series T-58, Class APO, PO, 09/25/43	257
705		Series T-59, Class 1AP, PO, 10/25/43	500
2,589		Series T-76, Class 2A, VAR, 4.749%, 10/25/37	2,652
3,000		Federal National Mortgage Association - ACES, Series 2010-M3, Class A3, VAR, 4.332%, 03/25/20	3,319
		Federal National Mortgage Association,
1,299		Series 2011-M2, Class A2, 3.645%, 07/25/21	1,397
8,500		Series 2011-M2, Class A3, 3.764%, 07/25/21	9,236
		Federal National Mortgage Association Grantor Trust,
1,077		Series 2002-T19, Class A2, 7.000%, 07/25/42	1,215
1,029		Series 2004-T3, Class 1A3, 7.000%, 02/25/44	1,189
		Federal National Mortgage Association REMICS,
9		Series 1988-7, Class Z, 9.250%, 04/25/18	10
21		Series 1989-70, Class G, 8.000%, 10/25/19	24
7		Series 1989-78, Class H, 9.400%, 11/25/19	8
13		Series 1989-83, Class H, 8.500%, 11/25/19	14
12		Series 1989-89, Class H, 9.000%, 11/25/19	14
12		Series 1990-1, Class D, 8.800%, 01/25/20	14
2		Series 1990-60, Class K, 5.500%, 06/25/20	2
5		Series 1990-63, Class H, 9.500%, 06/25/20	6
4		Series 1990-93, Class G, 5.500%, 08/25/20	4
—	(h)	Series 1990-94, Class H, HB, 505.000%, 08/25/20	1
—	(h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	3
25		Series 1990-102, Class J, 6.500%, 08/25/20	28
33		Series 1990-120, Class H, 9.000%, 10/25/20	39
4		Series 1990-134, Class SC, HB, IF, 21.225%, 11/25/20	6
—	(h)	Series 1990-140, Class K, HB, 652.145%, 12/25/20	5
—	(h)	Series 1991-7, Class K, HB, 908.500%, 02/25/21	1

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	JPMORGAN INSTITUTIONAL TRUST FUNDS	15

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
14	Series 1991-24, Class Z, 5.000%, 03/25/21	15
2	Series 1992-101, Class J, 7.500%, 06/25/22	2
64	Series 1992-136, Class PK, 6.000%, 08/25/22	71
55	Series 1992-143, Class MA, 5.500%, 09/25/22	61
158	Series 1992-163, Class M, 7.750%, 09/25/22	183
256	Series 1992-188, Class PZ, 7.500%, 10/25/22	296
107	Series 1993-21, Class KA, 7.700%, 03/25/23	125
159	Series 1993-25, Class J, 7.500%, 03/25/23	185
42	Series 1993-27, Class SA, IF, 15.500%, 02/25/23	60
63	Series 1993-62, Class SA, IF, 17.684%, 04/25/23	93
33	Series 1993-165, Class SD, IF, 12.266%, 09/25/23	42
73	Series 1993-165, Class SK, IF, 12.500%, 09/25/23	92
9	Series 1993-167, Class GA, 7.000%, 09/25/23	9
48	Series 1993-179, Class SB, HB, IF, 24.408%, 10/25/23	81
32	Series 1993-179, Class SC, IF, 10.500%, 10/25/23	39
128	Series 1993-199, Class FA, VAR, 0.800%, 10/25/23	129
92	Series 1993-205, Class H, PO, 09/25/23	88
66	Series 1993-220, Class SG, IF, 15.500%, 11/25/13	72
143	Series 1993-225, Class UB, 6.500%, 12/25/23	156
47	Series 1993-230, Class FA, VAR, 0.850%, 12/25/23	48
136	Series 1993-247, Class FE, VAR, 1.250%, 12/25/23	138
63	Series 1993-247, Class SU, IF, 11.729%, 12/25/23	74
195	Series 1993-250, Class Z, 7.000%, 12/25/23	206
304	Series 1993-257, Class C, PO, 06/25/23	304
546	Series 1994-37, Class L, 6.500%, 03/25/24	627
2,608	Series 1994-40, Class Z, 6.500%, 03/25/24	2,939
100	Series 1995-2, Class Z, 8.500%, 01/25/25	117
269	Series 1995-19, Class Z, 6.500%, 11/25/23	320
555	Series 1996-14, Class SE, IF, IO, 8.740%, 08/25/23	121
19	Series 1996-27, Class FC, VAR, 0.750%, 03/25/17	19
55	Series 1996-59, Class J, 6.500%, 08/25/22	61

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
562	Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	26
42	Series 1997-27, Class J, 7.500%, 04/18/27	48
69	Series 1997-29, Class J, 7.500%, 04/20/27	78
455	Series 1997-39, Class PD, 7.500%, 05/20/27	531
103	Series 1997-42, Class EN, 7.250%, 07/18/27	106
56	Series 1997-42, Class ZC, 6.500%, 07/18/27	63
927	Series 1997-61, Class ZC, 7.000%, 02/25/23	1,052
171	Series 1997-81, Class PI, IO, 7.000%, 12/18/27	29
18	Series 1998-4, Class C, PO, 04/25/23	16
487	Series 1998-36, Class ZB, 6.000%, 07/18/28	534
190	Series 1998-43, Class SA, IF, IO, 19.010%, 04/25/23	89
289	Series 1998-66, Class SB, IF, IO, 7.906%, 12/25/28	59
182	Series 1999-17, Class C, 6.350%, 04/25/29	207
1,082	Series 1999-18, Class Z, 5.500%, 04/18/29	1,186
300	Series 1999-38, Class SK, IF, IO, 7.806%, 08/25/23	43
90	Series 1999-52, Class NS, HB, IF, 22.697%, 10/25/23	145
239	Series 1999-62, Class PB, 7.500%, 12/18/29	284
750	Series 2000-2, Class ZE, 7.500%, 02/25/30	888
356	Series 2000-20, Class SA, IF, IO, 8.856%, 07/25/30	98
57	Series 2000-52, Class IO, IO, 8.500%, 01/25/31	13
255	Series 2001-4, Class PC, 7.000%, 03/25/21	278
70	Series 2001-5, Class OW, 6.000%, 03/25/16	72
204	Series 2001-7, Class PF, 7.000%, 03/25/31	241
462	Series 2001-7, Class PR, 6.000%, 03/25/16	478
451	Series 2001-10, Class PR, 6.000%, 04/25/16	467
541	Series 2001-30, Class PM, 7.000%, 07/25/31	639
782	Series 2001-33, Class ID, IO, 6.000%, 07/25/31	175
529	Series 2001-36, Class DE, 7.000%, 08/25/31	626
1,245	Series 2001-44, Class MY, 7.000%, 09/25/31	1,471
243	Series 2001-44, Class PD, 7.000%, 09/25/31	287
232	Series 2001-44, Class PU, 7.000%, 09/25/31	274
2,174	Series 2001-48, Class Z, 6.500%, 09/25/21	2,417
207	Series 2001-49, Class Z, 6.500%, 09/25/31	237
159	Series 2001-52, Class KB, 6.500%, 10/25/31	182
392	Series 2001-52, Class XN, 6.500%, 11/25/15	418
1,885	Series 2001-61, Class Z, 7.000%, 11/25/31	2,228
201	Series 2001-71, Class MB, 6.000%, 12/25/16	215

SEE NOTES TO FINANCIAL STATEMENTS.

16	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
480	Series 2001-71, Class QE, 6.000%, 12/25/16	512
114	Series 2001-72, Class SX, IF, 16.898%, 12/25/31	169
633	Series 2001-74, Class MB, 6.000%, 12/25/16	677
186	Series 2002-1, Class HC, 6.500%, 02/25/22	199
208	Series 2002-1, Class SA, HB, IF, 24.395%, 02/25/32	365
136	Series 2002-1, Class UD, HB, IF, 23.625%, 12/25/23	223
587	Series 2002-2, Class UC, 6.000%, 02/25/17	628
1,542	Series 2002-3, Class OG, 6.000%, 02/25/17	1,645
332	Series 2002-7, Class OG, 6.000%, 03/25/17	354
1,118	Series 2002-7, Class TG, 6.000%, 03/25/17	1,191
352	Series 2002-10, Class SB, IF, 18.614%, 03/25/17	449
457	Series 2002-11, Class QG, 5.500%, 03/25/17	486
1,739	Series 2002-13, Class SJ, IF, IO, 1.600%, 03/25/32	77
28	Series 2002-13, Class ST, IF, 10.000%, 03/25/32	34
1,348	Series 2002-18, Class PC, 5.500%, 04/25/17	1,393
362	Series 2002-19, Class PE, 6.000%, 04/25/17	386
74	Series 2002-21, Class LO, PO, 04/25/32	67
670	Series 2002-21, Class PE, 6.500%, 04/25/32	746
766	Series 2002-24, Class AJ, 6.000%, 04/25/17	832
230	Series 2002-25, Class SG, IF, 18.734%, 05/25/17	296
1,580	Series 2002-28, Class PK, 6.500%, 05/25/32	1,807
439	Series 2002-37, Class Z, 6.500%, 06/25/32	483
551	Series 2002-42, Class C, 6.000%, 07/25/17	593
2,255	Series 2002-48, Class GH, 6.500%, 08/25/32	2,514
304	Series 2002-55, Class QE, 5.500%, 09/25/17	326
3,577	Series 2002-56, Class UC, 5.500%, 09/25/17	3,845
1,086	Series 2002-62, Class ZE, 5.500%, 11/25/17	1,170
349	Series 2002-63, Class KC, 5.000%, 10/25/17	372
479	Series 2002-77, Class S, IF, 14.036%, 12/25/32	593
786	Series 2002-81, Class JO, PO, 04/25/32	780
1,086	Series 2002-83, Class CS, 6.881%, 08/25/23	1,250
51	Series 2002-91, Class UH, IO, 5.500%, 06/25/22	1
2,627	Series 2002-94, Class BK, 5.500%, 01/25/18	2,821
1,313	Series 2003-3, Class HJ, 5.000%, 02/25/18	1,387
2,524	Series 2003-22, Class UD, 4.000%, 04/25/33	2,745
1,172	Series 2003-23, Class PG, 5.500%, 01/25/32	1,202
224	Series 2003-27, Class DW, 4.500%, 04/25/17	227

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
2,302	Series 2003-33, Class IA, IO, 6.500%, 05/25/33	466
1,563	Series 2003-34, Class AX, 6.000%, 05/25/33	1,758
1,516	Series 2003-34, Class ED, 6.000%, 05/25/33	1,823
100	Series 2003-35, Class UC, 3.750%, 05/25/33	106
311	Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	56
1,319	Series 2003-39, Class LW, 5.500%, 05/25/23	1,495
1,884	Series 2003-41, Class PE, 5.500%, 05/25/23	2,108
664	Series 2003-42, Class GB, 4.000%, 05/25/33	711
295	Series 2003-45, Class AI, IO, 5.500%, 05/25/33	14
828	Series 2003-47, Class PE, 5.750%, 06/25/33	957
474	Series 2003-52, Class SX, HB, IF, 22.218%, 10/25/31	779
2,112	Series 2003-56, Class AZ, 5.500%, 08/25/31	2,167
378	Series 2003-64, Class SX, IF, 13.081%, 07/25/33	472
3	Series 2003-67, Class VQ, 7.000%, 01/25/19	3
63	Series 2003-68, Class QP, 3.000%, 07/25/22	64
1,372	Series 2003-71, Class DS, IF, 7.110%, 08/25/33	1,342
1,152	Series 2003-71, Class IM, IO, 5.500%, 12/25/31	90
2,592	Series 2003-72, Class IE, IO, 5.500%, 08/25/33	380
1,056	Series 2003-73, Class GA, 3.500%, 05/25/31	1,071
235	Series 2003-74, Class SH, IF, 9.731%, 08/25/33	259
947	Series 2003-76, Class GQ, 4.500%, 08/25/18	1,007
2,251	Series 2003-80, Class SY, IF, IO, 7.406%, 06/25/23	276
1,350	Series 2003-81, Class LC, 4.500%, 09/25/18	1,449
4,052	Series 2003-83, Class PG, 5.000%, 06/25/23	4,327
597	Series 2003-91, Class SD, IF, 12.093%, 09/25/33	676
14	Series 2003-92, Class SH, IF, 9.201%, 09/25/18	14
2,823	Series 2003-116, Class SB, IF, IO, 7.356%, 11/25/33	540
3,375	Series 2003-117, Class JB, 3.500%, 06/25/33	3,531
1,507	Series 2003-122, Class TE, 5.000%, 12/25/22	1,595
320	Series 2003-128, Class KE, 4.500%, 01/25/14	328
856	Series 2003-128, Class NG, 4.000%, 01/25/19	915
388	Series 2003-130, Class SX, IF, 11.154%, 01/25/34	435

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	JPMORGAN INSTITUTIONAL TRUST FUNDS	17

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
322	Series 2003-132, Class OA, PO, 08/25/33	304
2,538	Series 2004-4, Class QI, IF, IO, 6.856%, 06/25/33	392
240	Series 2004-4, Class QM, IF, 13.712%, 06/25/33	295
1,250	Series 2004-10, Class SC, HB, IF, 27.624%, 02/25/34	1,804
368	Series 2004-14, Class SD, IF, 8.709%, 03/25/34	369
679	Series 2004-21, Class CO, PO, 04/25/34	660
200	Series 2004-22, Class A, 4.000%, 04/25/19	202
1,130	Series 2004-25, Class PC, 5.500%, 01/25/34	1,278
2,051	Series 2004-25, Class SA, IF, 18.854%, 04/25/34	2,920
7,708	Series 2004-27, Class HB, 4.000%, 05/25/19	8,273
753	Series 2004-36, Class PC, 5.500%, 02/25/34	853
2,199	Series 2004-36, Class SA, IF, 18.854%, 05/25/34	3,106
997	Series 2004-36, Class SN, IF, 13.712%, 07/25/33	1,157
4,281	Series 2004-37, Class AG, 4.500%, 11/25/32	4,566
1,508	Series 2004-46, Class HS, IF, IO, 5.756%, 05/25/30	45
961	Series 2004-46, Class QB, HB, IF, 23.024%, 05/25/34	1,416
3,321	Series 2004-46, Class SK, IF, 15.829%, 05/25/34	4,282
644	Series 2004-51, Class SY, IF, 13.752%, 07/25/34	803
725	Series 2004-53, Class NC, 5.500%, 07/25/24	776
1,083	Series 2004-59, Class BG, PO, 12/25/32	1,032
203	Series 2004-61, Class SK, IF, 8.500%, 11/25/32	232
496	Series 2004-70, Class JA, 4.500%, 10/25/19	506
727	Series 2004-76, Class CL, 4.000%, 10/25/19	771
1,044	Series 2004-79, Class SP, IF, 19.129%, 11/25/34	1,443
342	Series 2004-81, Class AC, 4.000%, 11/25/19	362
56	Series 2004-92, Class JO, PO, 12/25/34	55
416	Series 2005-52, Class PA, 6.500%, 06/25/35	453
2,862	Series 2005-56, Class S, IF, IO, 6.466%, 07/25/35	460
1,755	Series 2005-59, Class PC, 5.500%, 03/25/31	1,809
551	Series 2005-66, Class SG, IF, 16.765%, 07/25/35	774
1,324	Series 2005-68, Class BC, 5.250%, 06/25/35	1,464
2,655	Series 2005-68, Class PG, 5.500%, 08/25/35	3,019

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
1,927	Series 2005-68, Class UC, 5.000%, 06/25/35	2,120
1,174	Series 2005-74, Class CS, IF, 19.349%, 05/25/35	1,667
11,261	Series 2005-84, Class XM, 5.750%, 10/25/35	12,752
4,899	Series 2005-97, Class HC, 5.000%, 02/25/32	5,140
3,425	Series 2005-109, Class PC, 6.000%, 12/25/35	4,003
7,582	Series 2005-110, Class GJ, 5.500%, 11/25/30	7,827
14,556	Series 2005-110, Class GK, 5.500%, 08/25/34	16,116
4,326	Series 2005-110, Class GL, 5.500%, 12/25/35	5,099
2,997	Series 2005-110, Class MN, 5.500%, 06/25/35	3,429
1,597	Series 2005-116, Class PB, 6.000%, 04/25/34	1,717
4,496	Series 2005-118, Class PN, 6.000%, 01/25/32	4,673
622	Series 2006-15, Class OT, PO, 01/25/36	601
932	Series 2006-16, Class OA, PO, 03/25/36	890
1,061	Series 2006-22, Class AO, PO, 04/25/36	998
416	Series 2006-23, Class KO, PO, 04/25/36	398
3,149	Series 2006-39, Class WC, 5.500%, 01/25/36	3,571
312	Series 2006-42, Class CF, VAR, 0.694%, 06/25/36	312
2,631	Series 2006-44, Class GO, PO, 06/25/36	2,471
6,988	Series 2006-44, Class P, PO, 12/25/33	6,662
2,000	Series 2006-46, Class UC, 5.500%, 12/25/35	2,265
4,462	Series 2006-53, Class US, IF, IO, 6.336%, 06/25/36	597
3,049	Series 2006-56, Class FC, VAR, 0.534%, 07/25/36	3,039
1,000	Series 2006-56, Class OA, PO, 10/25/24	988
3,162	Series 2006-56, Class PF, VAR, 0.594%, 07/25/36	3,159
1,644	Series 2006-56, Class PO, PO, 07/25/36	1,551
2,785	Series 2006-58, Class AP, PO, 07/25/36	2,559
291	Series 2006-58, Class FL, VAR, 0.704%, 07/25/36	291
1,169	Series 2006-58, Class PO, PO, 07/25/36	1,101
2,454	Series 2006-59, Class QO, PO, 01/25/33	2,382
2,888	Series 2006-60, Class DZ, 6.500%, 07/25/36	3,647
1,822	Series 2006-65, Class QO, PO, 07/25/36	1,711
1,461	Series 2006-71, Class IC, IO, 6.000%, 04/25/17	38
508	Series 2006-72, Class TO, PO, 08/25/36	482
5,763	Series 2006-77, Class PC, 6.500%, 08/25/36	6,553
1,482	Series 2006-79, Class DO, PO, 08/25/36	1,405
904	Series 2006-90, Class AO, PO, 09/25/36	880

SEE NOTES TO FINANCIAL STATEMENTS.

18	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
418	Series 2006-109, Class PO, PO, 11/25/36	397
4,477	Series 2006-110, Class PO, PO, 11/25/36	4,248
364	Series 2006-111, Class EO, PO, 11/25/36	345
1,317	Series 2006-118, Class A2, VAR, 0.304%, 12/25/36	1,253
697	Series 2006-119, Class PO, PO, 12/25/36	668
10,000	Series 2006-124, Class HB, VAR, 5.951%, 11/25/36	10,978
1,000	Series 2006-128, Class BP, 5.500%, 01/25/37	1,193
1,863	Series 2006-130, Class GI, IO, 6.500%, 07/25/32	279
4,761	Series 2007-7, Class SG, IF, IO, 6.256%, 08/25/36	726
7,263	Series 2007-14, Class ES, IF, IO, 6.196%, 03/25/37	1,042
483	Series 2007-15, Class NO, PO, 03/25/22	461
3,064	Series 2007-16, Class FC, VAR, 0.994%, 03/25/37	3,056
727	Series 2007-42, Class AO, PO, 05/25/37	694
1,500	Series 2007-46, Class VK, 5.500%, 03/25/22	1,668
817	Series 2007-48, Class PO, PO, 05/25/37	772
3,041	Series 2007-54, Class FA, VAR, 0.644%, 06/25/37	3,040
11,292	Series 2007-60, Class AX, IF, IO, 6.906%, 07/25/37	2,008
749	Series 2007-77, Class FG, VAR, 0.744%, 03/25/37	751
148	Series 2007-79, Class PB, 5.000%, 04/25/29	148
2,100	Series 2007-79, Class PC, 5.000%, 01/25/32	2,148
1,000	Series 2007-81, Class GE, 6.000%, 08/25/37	1,169
1,134	Series 2007-84, Class PD, 6.000%, 08/25/32	1,149
5,000	Series 2007-84, Class PG, 6.000%, 12/25/36	5,620
6,052	Series 2007-88, Class VI, IF, IO, 6.296%, 09/25/37	1,036
4,144	Series 2007-91, Class ES, IF, IO, 6.216%, 10/25/37	652
3,015	Series 2007-97, Class KI, IO, 7.000%, 05/25/33	557
10	Series 2007-97, Class MS, IF, 14.219%, 12/25/31	11
5,807	Series 2007-101, Class A2, VAR, 0.494%, 06/27/36	5,796
1,291	Series 2007-106, Class A7, VAR, 5.955%, 10/25/37	1,438
3,000	Series 2007-114, Class A6, VAR, 0.444%, 10/27/37	2,982
3,199	Series 2007-116, Class HI, IO, VAR, 6.078%, 01/25/38	223

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
207	Series 2007-118, Class IO, IO, 6.000%, 06/25/36	25
4,012	Series 2008-1, Class BI, IF, IO, 5.666%, 02/25/38	550
2,513	Series 2008-10, Class XI, IF, IO, 5.986%, 03/25/38	366
2,175	Series 2008-16, Class IS, IF, IO, 5.956%, 03/25/38	301
1,929	Series 2008-19, Class IC, IO, 5.000%, 03/25/23	166
1,000	Series 2008-24, Class DY, 5.000%, 04/25/23	1,112
1,560	Series 2008-27, Class SN, IF, IO, 6.656%, 04/25/38	263
1,088	Series 2008-39, Class CI, IO, 4.500%, 05/25/18	76
975	Series 2008-42, Class AO, PO, 09/25/36	940
205	Series 2008-44, Class PO, PO, 05/25/38	195
2,017	Series 2008-47, Class SI, IF, IO, 6.256%, 06/25/23	252
2,269	Series 2008-53, Class CI, IF, IO, 6.956%, 07/25/38	352
362	Series 2008-59, Class IG, IO, 5.500%, 11/25/34	11
1,076	Series 2008-76, Class GF, VAR, 0.894%, 09/25/23	1,087
4,914	Series 2008-80, Class SA, IF, IO, 5.606%, 09/25/38	674
3,017	Series 2008-81, Class SB, IF, IO, 5.606%, 09/25/38	430
4,117	Series 2009-6, Class GS, IF, IO, 6.306%, 02/25/39	655
1,905	Series 2009-9, Class IO, IO, 5.000%, 02/25/24	193
1,699	Series 2009-18, Class IO, IO, 5.000%, 03/25/24	162
2,500	Series 2009-19, Class IP, IO, 5.500%, 10/25/36	762
2,813	Series 2009-60, Class HT, 6.000%, 08/25/39	3,150
2,304	Series 2009-62, Class HJ, 6.000%, 05/25/39	2,535
2,797	Series 2009-70, Class CO, PO, 01/25/37	2,657
3,517	Series 2009-86, Class UI, IO, 4.000%, 10/25/14	203
2,628	Series 2009-99, Class SC, IF, IO, 5.936%, 12/25/39	396
1,667	Series 2009-103, Class MB, VAR, 4.000%, 12/25/39	1,776
2,000	Series 2010-45, Class BD, 4.500%, 11/25/38	2,172
2,447	Series 2010-49, Class SC, IF, 12.172%, 03/25/40	2,986

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	JPMORGAN INSTITUTIONAL TRUST FUNDS	19

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
1,714		Series 2010-64, Class DM, 5.000%, 06/25/40	1,868
2,035		Series 2010-71, Class HJ, 5.500%, 07/25/40	2,256
3,900		Series 2010-133, Class A, 5.500%, 05/25/38	4,154
3,647		Series 2010-148, Class MA, 4.000%, 02/25/39	3,869
4,054		Series 2011-2, Class WA, VAR, 5.739%, 02/25/51	4,398
2,679		Series 2011-22, Class MA, 6.500%, 04/25/38	3,089
8,992		Series 2011-30, Class LS, IO, VAR, 4.627%, 04/25/41	658
1,624		Series 2011-75, Class FA, VAR, 0.794%, 08/25/41	1,626
2,796		Series 2011-118, Class MT, 7.000%, 11/25/41	3,380
4,544		Series 2011-130, Class CA, 6.000%, 12/25/41	5,075
1		Series G-17, Class S, HB, VAR, 1,055.166%, 06/25/21	15
46		Series G-28, Class S, IF, 14.850%, 09/25/21	59
42		Series G-35, Class M, 8.750%, 10/25/21	48
15		Series G-51, Class SA, HB, IF, 26.040%, 12/25/21	25
—	(h)	Series G92-27, Class SQ, HB, IF, 1,737.650%, 05/25/22	3
207		Series G92-35, Class E, 7.500%, 07/25/22	231
—	(h)	Series G92-35, Class G, HB, 1,184.775%, 07/25/22	5
26		Series G92-42, Class Z, 7.000%, 07/25/22	29
822		Series G92-44, Class ZQ, 8.000%, 07/25/22	932
32		Series G92-52, Class FD, VAR, 0.271%, 09/25/22	32
272		Series G92-54, Class ZQ, 7.500%, 09/25/22	307
33		Series G92-59, Class F, VAR, 1.921%, 10/25/22	34
64		Series G92-61, Class Z, 7.000%, 10/25/22	76
48		Series G92-62, Class B, PO, 10/25/22	44
223		Series G93-1, Class KA, 7.900%, 01/25/23	256
50		Series G93-5, Class Z, 6.500%, 02/25/23	57
64		Series G93-14, Class J, 6.500%, 03/25/23	71
155		Series G93-17, Class SI, IF, 6.000%, 04/25/23	179
143		Series G93-27, Class FD, VAR, 1.130%, 08/25/23	145
36		Series G93-37, Class H, PO, 09/25/23	34
59		Series G95-1, Class C, 8.800%, 01/25/25	69
		Federal National Mortgage Association STRIPS,
4		Series 23, Class 2, IO, 10.000%, 09/01/17	1
1		Series 50, Class 2, IO, 10.500%, 03/01/19	—	(h)
22		Series 218, Class 2, IO, 7.500%, 04/01/23	4

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
20	Series 265, Class 2, 9.000%, 03/01/24	23
388	Series 329, Class 1, PO, 01/01/33	369
1,181	Series 339, Class 18, IO, 4.500%, 07/01/18	86
1,696	Series 339, Class 21, IO, 4.500%, 07/01/18	131
780	Series 339, Class 28, IO, 5.500%, 07/01/18	74
629	Series 345, Class 6, IO, VAR, 5.000%, 12/01/33	78
1,627	Series 351, Class 7, IO, VAR, 5.000%, 04/01/34	216
1,093	Series 355, Class 11, IO, 6.000%, 07/01/34	179
632	Series 355, Class 31, IO, VAR, 4.500%, 12/01/18	58
2,884	Series 365, Class 8, IO, 5.500%, 05/01/36	396
367	Series 368, Class 3, IO, 4.500%, 11/01/20	31
1,527	Series 374, Class 5, IO, 5.500%, 08/01/36	207
939	Series 383, Class 32, IO, 6.000%, 01/01/38	141
2,460	Series 383, Class 33, IO, 6.000%, 01/01/38	370
437	Series 393, Class 6, IO, 5.500%, 04/25/37	41
	Federal National Mortgage Association Whole Loan,
1,236	Series 2003-W1, Class 1A1, VAR, 6.273%, 12/25/42	1,412
464	Series 2003-W1, Class 2A, VAR, 7.084%, 12/25/42	542
214	Series 2003-W4, Class 2A, VAR, 6.500%, 10/25/42	240
342	Series 2004-W1, Class 2A2, 7.000%, 12/25/33	399
1,682	Series 2004-W15, Class 2AF, VAR, 0.494%, 08/25/44	1,672
1,200	Series 2004-W2, Class 2A2, 7.000%, 02/25/44	1,372
4,294	Series 2005-W3, Class 2AF, VAR, 0.464%, 03/25/45	4,274
1,506	Series 2006-W2, Class 1AF1, VAR, 0.464%, 02/25/36	1,498
185	Series 2007-W7, Class 1A4, HB, IF, 37.716%, 07/25/37	358
3,723	Series 2009-W1, Class A, 6.000%, 12/25/49	4,206
	Government National Mortgage Association,
807	Series 1994-3, Class PQ, 7.488%, 07/16/24	975
451	Series 1994-4, Class KQ, 7.988%, 07/16/24	521
2,383	Series 1994-7, Class PQ, 6.500%, 10/16/24	2,796
395	Series 1996-16, Class E, 7.500%, 08/16/26	454
614	Series 1997-8, Class PN, 7.500%, 05/16/27	701
143	Series 1997-11, Class D, 7.500%, 07/20/27	165
296	Series 1998-26, Class K, 7.500%, 09/17/25	340

SEE NOTES TO FINANCIAL STATEMENTS.

20	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,620	Series 1999-4, Class ZB, 6.000%, 02/20/29	1,832
1,524	Series 1999-10, Class ZC, 6.500%, 04/20/29	1,784
231	Series 1999-30, Class S, IF, IO, 8.353%, 08/16/29	52
20	Series 1999-33, Class SM, IF, 9.200%, 09/16/29	26
300	Series 1999-40, Class ZW, 7.500%, 11/20/29	328
437	Series 1999-41, Class Z, 8.000%, 11/16/29	510
149	Series 1999-44, Class PC, 7.500%, 12/20/29	172
2,983	Series 1999-44, Class ZC, 8.500%, 12/16/29	3,759
493	Series 1999-44, Class ZG, 8.000%, 12/20/29	574
367	Series 2000-6, Class Z, 7.500%, 02/20/30	427
191	Series 2000-9, Class Z, 8.000%, 06/20/30	223
1,931	Series 2000-9, Class ZJ, 8.500%, 02/16/30	2,339
341	Series 2000-12, Class ST, HB, IF, 38.161%, 02/16/30	730
404	Series 2000-14, Class PD, 7.000%, 02/16/30	476
113	Series 2000-16, Class ZN, 7.500%, 02/16/30	119
2,720	Series 2000-21, Class Z, 9.000%, 03/16/30	3,469
493	Series 2000-26, Class TZ, 8.500%, 09/20/30	577
120	Series 2000-26, Class Z, 7.750%, 09/20/30	140
23	Series 2000-30, Class ST, IF, 11.050%, 12/16/22	27
374	Series 2000-31, Class Z, 9.000%, 10/20/30	441
220	Series 2000-35, Class ZA, 9.000%, 11/20/30	243
34	Series 2000-36, Class IK, IO, 9.000%, 11/16/30	15
156	Series 2000-37, Class B, 8.000%, 12/20/30	183
203	Series 2001-4, Class SJ, IF, IO, 7.904%, 01/19/30	56
164	Series 2001-6, Class SD, IF, IO, 8.303%, 03/16/31	49
351	Series 2001-7, Class PK, 6.500%, 03/20/31	380
1,001	Series 2001-8, Class Z, 6.500%, 03/20/31	1,173
18	Series 2001-32, Class WA, IF, 19.511%, 07/20/31	30
293	Series 2001-35, Class SA, IF, IO, 8.003%, 08/16/31	82
225	Series 2001-36, Class S, IF, IO, 7.802%, 08/16/31	56
1,228	Series 2001-64, Class MQ, 6.500%, 12/20/31	1,305
290	Series 2002-3, Class SP, IF, IO, 7.143%, 01/16/32	67
413	Series 2002-7, Class PG, 6.500%, 01/20/32	486
1,201	Series 2002-24, Class AG, IF, IO, 7.702%, 04/16/32	268

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
107	Series 2002-24, Class SB, IF, 11.554%, 04/16/32	129
2,776	Series 2002-31, Class SE, IF, IO, 7.252%, 04/16/30	540
827	Series 2002-40, Class UK, 6.500%, 06/20/32	972
44	Series 2002-41, Class SV, IF, 9.000%, 06/16/32	55
3,158	Series 2002-45, Class QE, 6.500%, 06/20/32	3,618
1,095	Series 2002-47, Class PG, 6.500%, 07/16/32	1,288
2,028	Series 2002-47, Class ZA, 6.500%, 07/20/32	2,328
58	Series 2002-51, Class SG, HB, IF, 31.436%, 04/20/31	105
1,732	Series 2002-52, Class GH, 6.500%, 07/20/32	1,994
494	Series 2002-54, Class GB, 6.500%, 08/20/32	569
1,299	Series 2002-70, Class PS, IF, IO, 7.454%, 08/20/32	151
949	Series 2002-75, Class PB, 6.000%, 11/20/32	1,165
333	Series 2003-4, Class NI, IO, 5.500%, 01/20/32	11
313	Series 2003-4, Class NY, 5.500%, 12/20/13	326
1,396	Series 2003-11, Class SK, IF, IO, 7.453%, 02/16/33	295
575	Series 2003-12, Class SP, IF, IO, 7.454%, 02/20/33	124
132	Series 2003-24, Class PO, PO, 03/16/33	119
864	Series 2003-40, Class TC, 7.500%, 03/20/33	896
1,319	Series 2003-40, Class TJ, 6.500%, 03/20/33	1,618
753	Series 2003-46, Class MG, 6.500%, 05/20/33	927
1,394	Series 2003-46, Class TC, 6.500%, 03/20/33	1,637
519	Series 2003-52, Class AP, PO, 06/16/33	477
2,150	Series 2003-58, Class BE, 6.500%, 01/20/33	2,563
785	Series 2003-76, Class LS, IF, IO, 6.955%, 09/20/31	48
155	Series 2003-90, Class PO, PO, 10/20/33	138
1,944	Series 2003-112, Class SA, IF, IO, 6.302%, 12/16/33	369
3,000	Series 2003-112, Class TS, IF, IO, 6.704%, 10/20/32	365
5,968	Series 2004-11, Class SW, IF, IO, 5.254%, 02/20/34	774
581	Series 2004-15, Class SA, IF, 18.987%, 12/20/32	715
628	Series 2004-28, Class S, IF, 18.982%, 04/16/34	920
458	Series 2004-68, Class PO, PO, 05/20/31	451
267	Series 2004-73, Class AE, IF, 14.348%, 08/17/34	342

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	JPMORGAN INSTITUTIONAL TRUST FUNDS	21

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
3,264	Series 2004-90, Class SI, IF, IO, 5.855%, 10/20/34	497
2,506	Series 2005-3, Class SB, IF, IO, 5.855%, 01/20/35	383
6,172	Series 2005-17, Class SL, IF, IO, 6.455%, 07/20/34	1,080
523	Series 2005-35, Class FL, VAR, 0.596%, 03/20/32	521
307	Series 2005-39, Class KI, IO, 5.500%, 03/20/34	28
3,196	Series 2005-58, Class NI, IO, 5.500%, 08/20/35	920
599	Series 2005-68, Class DP, IF, 15.841%, 06/17/35	778
9,215	Series 2005-68, Class KI, IF, IO, 6.055%, 09/20/35	1,481
1,286	Series 2005-69, Class SY, IF, IO, 6.505%, 11/20/33	205
1,189	Series 2005-91, Class PI, IO, 6.000%, 12/20/35	211
630	Series 2006-16, Class OP, PO, 03/20/36	577
500	Series 2006-28, Class GO, PO, 03/20/35	491
2,120	Series 2006-38, Class SW, IF, IO, 6.254%, 06/20/36	274
1,893	Series 2006-59, Class SD, IF, IO, 6.455%, 10/20/36	312
3,837	Series 2006-65, Class SA, IF, IO, 6.554%, 11/20/36	611
2,088	Series 2007-9, Class DI, IF, IO, 6.265%, 03/20/37	317
4,666	Series 2007-17, Class JI, IF, IO, 6.563%, 04/16/37	743
500	Series 2007-17, Class JO, PO, 04/16/37	457
3,320	Series 2007-19, Class SD, IF, IO, 5.955%, 04/20/37	471
3,394	Series 2007-26, Class SC, IF, IO, 5.955%, 05/20/37	492
1,956	Series 2007-27, Class SA, IF, IO, 5.955%, 05/20/37	297
830	Series 2007-28, Class BO, PO, 05/20/37	760
195	Series 2007-35, Class TO, PO, 04/20/35	193
1,936	Series 2007-36, Class SE, IF, IO, 6.222%, 06/16/37	314
5,343	Series 2007-40, Class SB, IF, IO, 6.505%, 07/20/37	881
3,223	Series 2007-42, Class SB, IF, IO, 6.505%, 07/20/37	543
2,500	Series 2007-47, Class PH, 6.000%, 07/16/37	3,090

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
928	Series 2007-49, Class NO, PO, 12/20/35	914
2,828	Series 2007-50, Class AI, IF, IO, 6.530%, 08/20/37	456
405	Series 2007-53, Class SW, IF, 19.469%, 09/20/37	562
1,519	Series 2007-57, Class PO, PO, 03/20/37	1,409
2,000	Series 2007-57, Class QA, IF, IO, 6.254%, 10/20/37	305
2,727	Series 2007-71, Class SB, IF, IO, 6.455%, 07/20/36	320
1,933	Series 2007-72, Class US, IF, IO, 6.305%, 11/20/37	298
1,967	Series 2007-73, Class MI, IF, IO, 5.754%, 11/20/37	280
3,865	Series 2007-76, Class SA, IF, IO, 6.284%, 11/20/37	583
1,940	Series 2007-79, Class SY, IF, IO, 6.305%, 12/20/37	302
1,201	Series 2007-81, Class SP, IF, IO, 6.405%, 12/20/37	191
2,158	Series 2007-82, Class SA, IF, IO, 6.284%, 12/20/37	328
854	Series 2008-2, Class MS, IF, IO, 6.913%, 01/16/38	121
3,415	Series 2008-2, Class NS, IF, IO, 6.293%, 01/16/38	492
2,041	Series 2008-10, Class S, IF, IO, 5.585%, 02/20/38	277
765	Series 2008-23, Class IO, IO, 6.000%, 02/20/37	75
1,463	Series 2008-25, Class SB, IF, IO, 6.654%, 03/20/38	255
1,452	Series 2008-32, Class PI, IO, 5.500%, 10/16/37	207
2,753	Series 2008-36, Class SH, IF, IO, 6.055%, 04/20/38	405
10,417	Series 2008-40, Class SA, IF, IO, 6.153%, 05/16/38	2,224
2,980	Series 2008-41, Class SA, IF, IO, 6.095%, 05/20/38	437
1,955	Series 2008-55, Class SA, IF, IO, 5.955%, 06/20/38	292
760	Series 2008-60, Class PO, PO, 01/20/38	724
2,000	Series 2008-65, Class ME, 5.750%, 09/20/37	2,217
1,182	Series 2008-71, Class SC, IF, IO, 5.754%, 08/20/38	160
1,894	Series 2008-93, Class AS, IF, IO, 5.455%, 12/20/38	234

SEE NOTES TO FINANCIAL STATEMENTS.

22	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
3,256	Series 2009-6, Class SA, IF, IO, 5.852%, 02/16/39	403
2,165	Series 2009-10, Class SL, IF, IO, 6.253%, 03/16/34	245
3,000	Series 2009-12, Class IE, IO, 5.500%, 03/20/39	917
2,094	Series 2009-14, Class KI, IO, 6.500%, 03/20/39	381
1,867	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	331
5,272	Series 2009-22, Class SA, IF, IO, 6.024%, 04/20/39	738
1,626	Series 2009-25, Class SE, IF, IO, 7.355%, 09/20/38	258
1,796	Series 2009-33, Class CI, IO, 5.500%, 05/20/39	287
1,397	Series 2009-33, Class TI, IO, 6.000%, 05/20/39	255
1,581	Series 2009-38, Class IO, IO, 5.000%, 09/16/31	121
2,663	Series 2009-43, Class SA, IF, IO, 5.704%, 06/20/39	355
2,089	Series 2009-65, Class IQ, IO, 6.000%, 12/20/38	342
4,899	Series 2009-72, Class SM, IF, IO, 6.002%, 08/16/39	688
938	Series 2009-79, Class OK, PO, 11/16/37	868
700	Series 2010-14, Class CO, PO, 08/20/35	610
1,142	Series 2010-130, Class CP, 7.000%, 10/16/40	1,331
4,904	Series 2010-157, Class OP, PO, 12/20/40	4,317
1,768	Series 2011-22, Class WA, VAR, 5.947%, 02/20/37	2,016
7,213	Series 2011-75, Class SM, IF, IO, 6.355%, 05/20/41	1,111
10,828	NCUA Guaranteed Notes, Series 2010-C1, Class APT, 2.650%, 10/29/20	11,302
	Vendee Mortgage Trust,
633	Series 1994-1, Class 1, VAR, 5.628%, 02/15/24	713
1,146	Series 1994-1, Class 2ZB, 6.500%, 02/15/24	1,283
963	Series 1996-1, Class 1Z, 6.750%, 02/15/26	1,108
703	Series 1996-2, Class 1Z, 6.750%, 06/15/26	825
1,355	Series 1997-1, Class 2Z, 7.500%, 02/15/27	1,594
1,654	Series 1998-1, Class 2E, 7.000%, 03/15/28	1,938
3,176	Series 1999-1, Class 2Z, 6.500%, 01/15/29	3,739

		802,320

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — 12.2%
789	AAM ACE Resecuritization Trust, Series 2011-1, Class A20, VAR, 0.478%, 02/02/37 (e)	746
1,170	ABN AMRO Mortgage Corp., Series 2003-8, Class A3, 4.500%, 06/25/33	1,183
	American General Mortgage Loan Trust,
4,200	Series 2009-1, Class A4, VAR, 5.750%, 09/25/48 (e)	4,256
2,775	Series 2009-1, Class A5, VAR, 5.750%, 09/25/48 (e)	2,831
4,500	Series 2009-1, Class A7, VAR, 5.750%, 09/25/48 (e)	4,642
1,226	Series 2010-1A, Class A1, VAR, 5.150%, 03/25/58 (e)	1,266
718	Series 2010-1A, Class A2, VAR, 5.650%, 03/25/58 (e)	757
1,140	Series 2010-1A, Class A3, VAR, 5.650%, 03/25/58 (e)	1,185
473	Series 2010-1A, Class A4, VAR, 5.650%, 03/25/58 (e)	478
7,278	American Home Mortgage Investment Trust, Series 2005-3, Class 2A4, VAR, 2.378%, 09/25/35	3,092
	ASG Resecuritization Trust,
1,397	Series 2009-1, Class A60, VAR, 4.938%, 06/26/37 (e)	1,390
2,259	Series 2009-2, Class A55, VAR, 5.196%, 05/24/36 (e)	2,238
1,000	Series 2009-2, Class G60, VAR, 5.196%, 05/24/36 (e)	972
5,680	Series 2009-3, Class A65, VAR, 4.839%, 03/26/37 (e)	5,590
6,202	Series 2009-4, Class A60, 6.000%, 06/28/37 (e)	6,388
1,547	Series 2010-2, Class A60, VAR, 2.218%, 01/28/37 (e)	1,517
1,322	Series 2010-3, Class 2A22, VAR, 0.472%, 10/28/36 (e)	1,282
983	Series 2011-1, Class 3A50, VAR, 2.485%, 11/28/35 (e) (f) (i)	953
	Banc of America Alternative Loan Trust,
274	Series 2003-2, Class PO, PO, 04/25/33	216
723	Series 2003-9, Class 1CB2, 5.500%, 11/25/33	741
453	Series 2003-11, Class PO, PO, 01/25/34	315
296	Series 2004-6, Class 15PO, PO, 07/25/19	265
2,010	Series 2005-5, Class 1CB1, 5.500%, 06/25/35	1,768
6,136	Series 2005-6, Class CBIO, IO, 5.500%, 07/25/35	1,009
1,901	Series 2006-4, Class 1A4, 6.000%, 05/25/46	1,210

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	JPMORGAN INSTITUTIONAL TRUST FUNDS	23

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
	Banc of America Funding Corp.,
647	Series 2004-1, Class PO, PO, 03/25/34	526
1,247	Series 2004-2, Class 30PO, PO, 09/20/34	934
107	Series 2004-3, Class 1A7, 5.500%, 10/25/34	107
606	Series 2004-C, Class 1A1, VAR, 5.040%, 12/20/34	589
1,501	Series 2005-6, Class 2A7, 5.500%, 10/25/35	1,512
1,052	Series 2005-7, Class 30PO, PO, 11/25/35	805
724	Series 2005-8, Class 30PO, PO, 01/25/36	577
2,162	Series 2005-E, Class 4A1, VAR, 2.661%, 03/20/35	2,001
858	Series 2006-A, Class 3A2, VAR, 2.857%, 02/20/36	448
1,974	Series 2010-R5, Class 1A1, 5.500%, 10/26/37 (e)	2,046
	Banc of America Mortgage Securities, Inc.,
276	Series 2003-3, Class 2A1, VAR, 0.794%, 05/25/18	263
387	Series 2003-6, Class 2A1, VAR, 0.694%, 08/25/18	370
124	Series 2003-7, Class A2, 4.750%, 09/25/18	128
325	Series 2003-8, Class APO, PO, 11/25/33	254
3,205	Series 2004-3, Class 15IO, IO, VAR, 0.246%, 04/25/19	14
158	Series 2004-4, Class APO, PO, 05/25/34	119
3,667	Series 2004-5, Class 2A2, 5.500%, 06/25/34	3,786
768	Series 2004-6, Class 2A5, PO, 07/25/34	566
652	Series 2004-6, Class APO, PO, 07/25/34	476
56	Series 2004-8, Class 5PO, PO, 05/25/32	44
79	Series 2004-8, Class XPO, PO, 10/25/34	59
415	Series 2004-A, Class 2A2, VAR, 2.927%, 02/25/34	369
1,478	Series 2004-J, Class 3A1, VAR, 2.912%, 11/25/34	1,301
1,957	Series 2005-10, Class 1A6, 5.500%, 11/25/35	1,907
414	Series 2005-A, Class 2A1, VAR, 3.001%, 02/25/35	359
	BCAP LLC Trust,
298	Series 2009-RR13, Class 11A1, VAR, 5.250%, 05/26/37 (e)	297
1,003	Series 2009-RR13, Class 17A2, VAR, 5.500%, 04/26/37 (e)	983
1,187	Series 2009-RR5, Class 8A1, 5.500%, 11/26/34 (e)	1,209
1,237	Series 2010-RR12, Class 2A5, VAR, 4.500%, 01/26/36 (e)	1,260

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
935	Series 2010-RR4, Class 12A1, VAR, 4.000%, 07/26/36 (e) (f) (i)	940
356	Series 2010-RR4, Class 2A1, VAR, 0.994%, 06/26/37 (e)	331
1,364	Series 2010-RR6, Class 22A3, VAR, 5.041%, 06/26/36 (e)	1,358
594	Series 2010-RR6, Class 5A1, VAR, 5.141%, 11/26/37 (e)	593
918	Series 2010-RR7, Class 15A1, VAR, 1.044%, 01/26/36 (e)	851
1,319	Series 2010-RR7, Class 16A1, VAR, 0.882%, 02/26/47 (e)	1,223
1,058	Series 2010-RR7, Class 1A5, VAR, 5.008%, 04/26/35 (e)	1,037
3,147	Series 2010-RR7, Class 2A1, VAR, 4.624%, 07/26/45 (e)	2,968
904	Series 2010-RR8, Class 3A3, VAR, 5.078%, 05/26/35 (e)	899
1,500	Series 2010-RR8, Class 3A4, VAR, 5.078%, 05/26/35 (e)	1,344
2,317	Series 2011-R11, Class 25A5, VAR, 4.000%, 08/26/21 (e)	2,321
3,130	Series 2011-RR10, Class 2A1, VAR, 0.525%, 09/26/37 (e)	2,684
2,376	Series 2011-RR4, Class 6A3, VAR, 5.000%, 08/26/37 (e) (f) (i)	2,257
3,764	Series 2011-RR5, Class 11A3, VAR, 0.394%, 05/28/36 (e)	3,323
2,857	Series 2011-RR5, Class 14A3, VAR, 1.414%, 07/26/36 (e) (f) (i)	2,707
3,524	Series 2012-RR2, Class 1A1, VAR, 08/26/36 (f) (i)	3,262
	Bear Stearns Adjustable Rate Mortgage Trust,
287	Series 2003-7, Class 3A, VAR, 2.625%, 10/25/33	281
1,059	Series 2004-1, Class 12A1, VAR, 2.882%, 04/25/34	892
489	Series 2004-2, Class 14A, VAR, 5.037%, 05/25/34	488
2,803	Series 2005-5, Class A1, VAR, 2.220%, 08/25/35	2,680
5,602	Series 2006-1, Class A1, VAR, 2.520%, 02/25/36	4,903
	Citicorp Mortgage Securities, Inc.,
89	Series 1993-14, Class A3, VAR, 1.444%, 11/25/23	84
1,483	Series 2004-1, Class 3A1, 4.750%, 01/25/34	1,508
1,016	Series 2004-5, Class 2A5, 4.500%, 08/25/34	1,051

SEE NOTES TO FINANCIAL STATEMENTS.

24	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
372	Series 2005-5, Class APO, PO, 08/25/35	298
441	Series 2005-8, Class APO, PO, 11/25/35	341
	Citigroup Mortgage Loan Trust, Inc.,
742	Series 2003-1, Class 2A5, 5.250%, 10/25/33	755
446	Series 2003-1, Class 2A6, PO, 10/25/33	395
306	Series 2003-1, Class PO2, PO, 10/25/33	237
230	Series 2003-1, Class PO3, PO, 09/25/33	167
128	Series 2003-UP3, Class A3, 7.000%, 09/25/33	131
881	Series 2003-UST1, Class A1, 5.500%, 12/25/18	923
216	Series 2003-UST1, Class PO1, PO, 12/25/18	180
119	Series 2003-UST1, Class PO3, PO, 12/25/18	100
353	Series 2004-UST1, Class A6, VAR, 5.079%, 08/25/34	360
520	Series 2005-1, Class 2A1A, VAR, 2.731%, 04/25/35	335
817	Series 2005-2, Class 2A11, 5.500%, 05/25/35	811
633	Series 2005-5, Class 1A2, VAR, 3.537%, 08/25/35	355
2,024	Series 2008-AR4, Class 1A1A, VAR, 3.075%, 11/25/38 (e)	2,012
997	Series 2009-10, Class 2A1A, 7.000%, 12/25/35 (e)	1,043
12,159	Series 2010-8, Class 5A6, 4.000%, 11/25/36 (e)	12,426
12,927	Series 2010-8, Class 6A6, 4.500%, 12/25/36 (e)	13,327
1,229	Series 2011-3, Class 1A1, VAR, 0.324%, 02/25/47 (e)	1,205
888	Series 2011-10, Class 4A1, VAR, 0.484%, 02/25/46 (e) (f) (i)	794
	Countrywide Alternative Loan Trust,
546	Series 2002-8, Class A4, 6.500%, 07/25/32	572
11,844	Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	11,331
2,318	Series 2004-18CB, Class 2A4, 5.700%, 09/25/34	2,371
3,823	Series 2005-1CB, Class 1A6, IF, IO, 6.856%, 03/25/35	504
569	Series 2005-5R, Class A1, 5.250%, 12/25/18	577
6,853	Series 2005-20CB, Class 3A8, IF, IO, 4.506%, 07/25/35	820
13,265	Series 2005-22T1, Class A2, IF, IO, 4.826%, 06/25/35	1,624
143	Series 2005-26CB, Class A10, IF, 12.608%, 07/25/35	144

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
6,480	Series 2005-28CB, Class 1A4, 5.500%, 08/25/35	5,407
274	Series 2005-28CB, Class 3A5, 6.000%, 08/25/35	230
9,685	Series 2005-37T1, Class A2, IF, IO, 4.806%, 09/25/35	1,404
5,929	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	4,696
15,687	Series 2005-54CB, Class 1A2, IF, IO, 4.606%, 11/25/35	2,377
3,831	Series 2005-57CB, Class 3A2, IF, IO, 4.856%, 12/25/35	425
2,424	Series 2005-64CB, Class 1A9, 5.500%, 12/25/35	1,703
10,905	Series 2005-J1, Class 1A4, IF, IO, 4.856%, 02/25/35	1,259
3,556	Series 2006-26CB, Class A9, 6.500%, 09/25/36	2,229
	Countrywide Home Loan Mortgage Pass-Through Trust,
1,805	Series 2003-26, Class 1A6, 3.500%, 08/25/33	1,796
727	Series 2003-44, Class A9, PO, 10/25/33	627
761	Series 2003-J7, Class 4A3, IF, 9.458%, 08/25/18	765
751	Series 2004-7, Class 2A1, VAR, 2.288%, 06/25/34	679
915	Series 2004-8, Class 2A1, 4.500%, 06/25/19	936
293	Series 2004-HYB1, Class 2A, VAR, 2.945%, 05/20/34	255
1,149	Series 2004-HYB3, Class 2A, VAR, 2.559%, 06/20/34	930
942	Series 2004-HYB6, Class A3, VAR, 2.715%, 11/20/34	751
699	Series 2004-J8, Class 1A2, 4.750%, 11/25/19	717
3,853	Series 2005-16, Class A23, 5.500%, 09/25/35	3,842
4,799	Series 2005-22, Class 2A1, VAR, 2.713%, 11/25/35	3,345
	Credit Suisse Mortgage Capital Certificates,
427	Series 2009-12R, Class 7A1, 5.500%, 10/27/35 (e)	426
627	Series 2010-16, Class A3, VAR, 3.965%, 06/25/50 (e)	560
927	Series 2010-1R, Class 26A1, 4.750%, 05/27/37 (e)	929
1,340	Series 2010-11R, Class A1, VAR, 1.271%, 06/28/47 (e)	1,286

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	JPMORGAN INSTITUTIONAL TRUST FUNDS	25

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
815	Series 2010-12R, Class 14A1, VAR, 2.689%, 09/26/46 (e)	802
362	Series 2010-15R, Class 7A1, VAR, 4.748%, 10/26/37 (e)	361
250	Series 2010-15R, Class 7A2, VAR, 4.748%, 10/26/37 (e)	225
4,427	Series 2011-1R, Class A1, VAR, 1.244%, 02/27/47 (e)	4,355
4,588	Series 2011-16R, Class 7A3, VAR, 3.500%, 12/27/36 (e)	4,596
1,672	Series 2011-6R, Class 3A1, VAR, 2.849%, 07/28/36 (e)	1,536
6,621	Series 2011-7R, Class A1, VAR, 1.494%, 08/28/47 (e)	6,497
2,934	Series 2011-9R, Class A1, VAR, 2.244%, 03/27/46 (e)	2,894
	CS First Boston Mortgage Securities Corp.,
787	Series 2003-1, Class DB1, 6.564%, 02/25/33	687
329	Series 2003-17, Class 2A1, 5.000%, 07/25/18	342
791	Series 2003-21, Class 1A4, 5.250%, 09/25/33	801
1,118	Series 2003-25, Class 1P, PO, 10/25/33	835
133	Series 2004-5, Class 5P, PO, 08/25/19	112
1,868	Series 2005-4, Class 3A18, 5.500%, 06/25/35	1,718
1,935	Series 2005-4, Class 3A22, 5.500%, 06/25/35	1,628
2,079	Series 2005-4, Class 3A23, 5.500%, 06/25/35	1,868
	Deutsche Mortgage Securities, Inc.,
793	Series 2009-RS2, Class 4A1, VAR, 0.406%, 04/26/37 (e)	763
563	Series 2009-RS3, Class A1, 5.250%, 08/26/35 (e)	561
1,032	Series 2010-RS2, Class A1, VAR, 1.520%, 06/28/47 (e)	1,032
730	FDIC Trust, Series 2011-N1, Class A1, 4.500%, 12/25/16 (e) (f) (i)	730
14	First Boston Mortgage Securities Corp. 1987 STRIPS, Series C, Class PO, PO, 04/25/17	14
	First Horizon Alternative Mortgage Securities,
1,386	Series 2004-AA4, Class A1, VAR, 2.247%, 10/25/34	1,119
2,435	Series 2005-FA8, Class 1A19, 5.500%, 11/25/35	1,641
3,866	Series 2007-FA4, Class 1A2, IF, IO, 5.406%, 08/25/37	690

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
	First Horizon Asset Securities, Inc.,
3,174	Series 2003-9, Class 1A6, 5.500%, 11/25/33	3,215
1,250	Series 2004-AR2, Class 2A1, VAR, 2.746%, 05/25/34	1,183
425	Series 2004-AR7, Class 2A1, VAR, 2.617%, 02/25/35	408
2,088	Series 2005-AR1, Class 2A2, VAR, 2.673%, 04/25/35	1,965
1,647	Freedom Trust, Series 2011-4, Class A18, VAR, 3.901%, 03/25/37 (e)	1,624
	GMAC Mortgage Corp. Loan Trust,
1,160	Series 2003-AR1, Class A4, VAR, 3.030%, 10/19/33	1,141
606	Series 2004-J5, Class A7, 6.500%, 01/25/35	636
305	Series 2004-J6, Class 1A1, 5.000%, 01/25/20	312
646	Series 2005-AR3, Class 3A3, VAR, 3.061%, 06/19/35	637
5,565	Series 2005-AR3, Class 3A4, VAR, 3.061%, 06/19/35	4,731
	GSMPS Mortgage Loan Trust,
1,210	Series 2001-2, Class A, VAR, 7.500%, 06/19/32 (e)	1,225
1,778	Series 2005-RP3, Class 1AF, VAR, 0.594%, 09/25/35 (e)	1,346
1,344	Series 2005-RP3, Class 1AS, IO, VAR, 5.080%, 09/25/35 (e)	202
5,818	Series 2006-RP2, Class 1AS2, IF, IO, 5.228%, 04/25/36 (e)	853
	GSR Mortgage Loan Trust,
1,290	Series 2004-6F, Class 3A4, 6.500%, 05/25/34	1,373
1,141	Series 2004-8F, Class 2A3, 6.000%, 09/25/34	1,196
56	Series 2004-10F, Class 2A1, 5.000%, 08/25/19	57
564	Series 2004-13F, Class 3A3, 6.000%, 11/25/34	557
531	Series 2005-4F, Class AP, PO, 05/25/35	386
5,848	Series 2005-7F, Class 3A9, 6.000%, 09/25/35	5,739
4,813	Series 2006-1F, Class 2A4, 6.000%, 02/25/36	4,256
5,000	Series 2007-1F, Class 2A4, 5.500%, 01/25/37	4,836
564	Impac CMB Trust, Series 2005-4, Class 2A1, VAR, 0.544%, 05/25/35	502
	Impac Secured Assets CMN Owner Trust,
1,101	Series 2006-1, Class 2A1, VAR, 0.594%, 05/25/36	986
1,604	Series 2006-2, Class 2A1, VAR, 0.594%, 08/25/36	1,490

SEE NOTES TO FINANCIAL STATEMENTS.

26	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
22,271	Indymac Index Mortgage Loan Trust, Series 2005-AR11, Class A7, IO, VAR, 0.122%, 08/25/35	111
	JP Morgan Mortgage Trust,
2,630	Series 2006-A2, Class 4A1, VAR, 2.747%, 08/25/34	2,533
3,347	Series 2006-A2, Class 5A3, VAR, 2.647%, 11/25/33	3,265
691	Series 2006-A3, Class 6A1, VAR, 2.762%, 08/25/34	612
1,061	JP Morgan Reremic, Series 2009-6, Class 4A1, VAR, 5.698%, 09/26/36 (e)	1,104
	Lehman Mortgage Trust,
1,176	Series 2006-2, Class 1A1, VAR, 6.494%, 04/25/36	1,136
2,000	Series 2008-2, Class 1A6, 6.000%, 03/25/38	1,464
2,450	LVII Resecuritization Trust, Series 2009-2, Class A5, VAR, 3.000%, 09/27/37 (e)	2,438
	MASTR Adjustable Rate Mortgages Trust,
97	Series 2004-4, Class 2A1, VAR, 1.850%, 05/25/34	60
1,579	Series 2004-13, Class 2A1, VAR, 2.662%, 04/21/34	1,558
3,412	Series 2004-13, Class 3A6, VAR, 2.718%, 11/21/34	3,415
2,800	Series 2004-13, Class 3A7, VAR, 2.718%, 11/21/34	2,713
452	Series 2004-15, Class 3A1, VAR, 3.041%, 12/25/34	357
	MASTR Alternative Loans Trust,
297	Series 2003-3, Class 1A1, 6.500%, 05/25/33	309
942	Series 2003-9, Class 8A1, 6.000%, 01/25/34	946
1,019	Series 2004-3, Class 2A1, 6.250%, 04/25/34	1,033
2,001	Series 2004-4, Class 10A1, 5.000%, 05/25/24	2,067
734	Series 2004-6, Class 30PO, PO, 07/25/34	563
1,018	Series 2004-6, Class 7A1, 6.000%, 07/25/34	1,013
512	Series 2004-7, Class 30PO, PO, 08/25/34	394
2,338	Series 2004-8, Class 6A1, 5.500%, 09/25/19	2,373
421	Series 2004-10, Class 1A1, 4.500%, 09/25/19	432
	MASTR Asset Securitization Trust,
187	Series 2003-2, Class 2A1, 4.500%, 03/25/18	190
51	Series 2003-3, Class 4A1, 5.000%, 04/25/18	52
294	Series 2003-4, Class 3A2, 5.000%, 05/25/18	302
331	Series 2003-12, Class 30PO, PO, 12/25/33	265
210	Series 2004-1, Class 30PO, PO, 02/25/34	166

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
155	Series 2004-4, Class 3A1, 4.500%, 04/25/19	158
157	Series 2004-6, Class 15PO, PO, 05/25/19	129
286	Series 2004-8, Class 1A1, 4.750%, 08/25/19	294
120	Series 2004-8, Class PO, PO, 08/25/19	101
1,000	Series 2006-2, Class 1A30, 6.000%, 06/25/36	851
3,622	MASTR Reperforming Loan Trust, Series 2005-2, Class 1A1F, VAR, 0.594%, 05/25/35 (e)	2,716
2,916	MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	2,274
78	Merrill Lynch Trust, Series 47, Class Z, 8.985%, 10/20/20	88
1,290	MLCC Mortgage Investors, Inc., Series 2004-1, Class 2A1, VAR, 2.195%, 12/25/34	1,270
838	MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 0.564%, 02/25/35	668
	Nomura Asset Acceptance Corp.,
500	Series 2003-A1, Class A1, 5.500%, 05/25/33	522
139	Series 2003-A1, Class A2, 6.000%, 05/25/33	140
65	Series 2003-A1, Class A5, 7.000%, 04/25/33	67
20	Series 2003-A1, Class A7, 5.000%, 04/25/18	21
663	Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	652
	Paine Webber CMO Trust,
3	Series H, Class 4, 8.750%, 04/01/18	3
18	Series P, Class 4, 8.500%, 08/01/19	20
623	Provident Funding Mortgage Loan Trust, Series 2005-1, Class 2A1, VAR, 2.700%, 05/25/35	600
	RBSSP Resecuritization Trust,
807	Series 2009-2, Class 1A1, 7.000%, 08/26/37 (e)	848
1,172	Series 2009-6, Class 15A1, 5.500%, 01/26/21 (e)	1,179
1,246	Series 2009-9, Class 7A4, VAR, 6.000%, 07/26/37 (e)	1,244
818	Series 2009-12, Class 14A1, VAR, 5.500%, 03/25/23 (e)	839
1,983	Series 2009-12, Class 1A1, VAR, 5.700%, 11/25/33 (e)	2,088
1,737	Series 2010-9, Class 7A5, VAR, 4.000%, 05/26/37 (e)	1,724
921	Series 2010-12, Class 8A1, 4.000%, 06/27/21 (e)	926
	Residential Accredit Loans, Inc.,
233	Series 2002-QS16, Class A3, IF, 16.113%, 10/25/17	265

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	JPMORGAN INSTITUTIONAL TRUST FUNDS	27

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
818	Series 2002-QS8, Class A5, 6.250%, 06/25/17	838
5,498	Series 2003-QR19, Class CB4, 5.750%, 10/25/33	5,416
1,484	Series 2003-QS12, Class A2A, IF, IO, 7.356%, 06/25/18	221
452	Series 2003-QS12, Class A5, IO, 5.000%, 06/25/18	45
2,976	Series 2003-QS14, Class A1, 5.000%, 07/25/18	3,032
956	Series 2003-QS18, Class A1, 5.000%, 09/25/18	985
2,157	Series 2003-QS19, Class A1, 5.750%, 10/25/33	2,236
596	Series 2003-QS3, Class A2, IF, 15.963%, 02/25/18	639
513	Series 2003-QS3, Class A8, IF, IO, 7.356%, 02/25/18	53
1,581	Series 2003-QS9, Class A3, IF, IO, 7.306%, 05/25/18	237
2,828	Series 2004-QA6, Class NB2, VAR, 3.100%, 12/26/34	1,929
130	Series 2004-QS8, Class A2, 5.000%, 06/25/34	130
	Residential Asset Securitization Trust,
907	Series 2003-A13, Class A3, 5.500%, 01/25/34	908
78	Series 2003-A14, Class A1, 4.750%, 02/25/19	78
4,071	Series 2005-A2, Class A4, IF, IO, 4.806%, 03/25/35	420
1,257	Series 2006-A4, Class 2A5, 6.000%, 05/25/36	839
	Residential Funding Mortgage Securities I,
1,130	Series 2003-S13, Class A3, 5.500%, 06/25/33	1,168
324	Series 2003-S14, Class A4, PO, 07/25/18	280
595	Series 2004-S3, Class A1, 4.750%, 03/25/19	609
1,287	Series 2004-S6, Class 2A6, PO, 06/25/34	945
263	Series 2004-S9, Class 2A1, 4.750%, 12/25/19	269
1,088	Series 2005-SA4, Class 1A1, VAR, 2.884%, 09/25/35	773
50	Residential Funding Securities LLC, Series 2003-RM2, Class AP-3, PO, 05/25/33	36
	Salomon Brothers Mortgage Securities VII, Inc.,
577	Series 2003-HYB1, Class A, VAR, 2.736%, 09/25/33	553
114	Series 2003-UP2, Class PO1, PO, 12/25/18	103

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
	Springleaf Mortgage Loan Trust,
2,846	Series 2011-1A, Class A1, VAR, 4.050%, 01/25/58 (e)	2,889
2,100	Series 2011-1A, Class A2, VAR, 5.450%, 01/25/58 (e)	2,100
2,826	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A4, VAR, 4.916%, 06/25/34	2,789
985	Structured Asset Mortgage Investments, Inc., Series 2004-AR5, Class 1A1, VAR, 0.905%, 10/19/34	875
	Structured Asset Securities Corp.,
77	Series 2002-10H, Class 1AP, PO, 05/25/32	57
173	Series 2003-8, Class 1A2, 5.000%, 04/25/18	177
500	Series 2003-31A, Class B1, VAR, 2.512%, 10/25/33	202
1,596	Series 2003-33H, Class 1A1, 5.500%, 10/25/33	1,616
485	Series 2004-20, Class 1A3, 5.250%, 11/25/34	487
2,727	Series 2004-5H, Class A4, 5.540%, 12/25/33	2,661
476	Series 2005-6, Class 4A1, 5.000%, 05/25/35	469
871	Series 2005-10, Class 5A9, 5.250%, 12/25/34	850
897	Thornburg Mortgage Securities Trust, Series 2003-4, Class A1, VAR, 0.884%, 09/25/43	849
	Vericrest Opportunity Loan Transferee,
762	Series 2011-NL2A, Class A1, VAR, 5.682%, 06/25/51 (e) (f) (i)	765
1,400	Series 2011-NL2A, Class A2, VAR, 9.317%, 06/25/51 (e) (f) (i)	1,411
1,260	Series 2011-NL3A, Class A1, VAR, 5.194%, 09/25/51 (e)	1,263
559	Series 2011-NL3A, Class A2, VAR, 9.318%, 09/25/51 (e)	561
	WaMu Mortgage Pass-Through Certificates,
204	Series 2003-AR8, Class A, VAR, 2.486%, 08/25/33	203
4,712	Series 2003-AR9, Class 1A6, VAR, 2.461%, 09/25/33	4,672
691	Series 2003-AR9, Class 2A, VAR, 2.545%, 09/25/33	698
313	Series 2003-S11, Class 2A5, IF, 16.379%, 11/25/33	327
784	Series 2003-S8, Class A6, 4.500%, 09/25/18	814
3,497	Series 2003-S9, Class A8, 5.250%, 10/25/33	3,599
350	Series 2003-S9, Class P, PO, 10/25/33	271

SEE NOTES TO FINANCIAL STATEMENTS.

28	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
391	Series 2004-AR3, Class A1, VAR, 2.549%, 06/25/34	385
223	Series 2004-AR3, Class A2, VAR, 2.549%, 06/25/34	220
2,531	Series 2004-RS2, Class A4, 5.000%, 11/25/33	2,532
552	Series 2006-AR10, Class 2P, VAR, 09/25/36	308
342	Series 2006-AR12, Class 2P, VAR, 10/25/36	177
	Washington Mutual Alternative Mortgage Pass-Through Certificates,
13,552	Series 2005-2, Class 1A4, IF, IO, 4.806%, 04/25/35	1,646
3,117	Series 2005-2, Class 2A3, IF, IO, 4.756%, 04/25/35	354
3,489	Series 2005-3, Class CX, IO, 5.500%, 05/25/35	664
3,902	Series 2005-4, Class CB7, 5.500%, 06/25/35	3,323
3,421	Series 2005-4, Class CX, IO, 5.500%, 06/25/35	459
1,146	Series 2005-6, Class 2A4, 5.500%, 08/25/35	923
5,633	Series 2005-6, Class 2A9, 5.500%, 08/25/35	4,124
2,803	Wells Fargo Mortgage Loan Trust, Series 2012-RR1, Class A1, VAR, 2.847%, 08/27/37 (e)	2,803
	Wells Fargo Mortgage-Backed Securities Trust,
467	Series 2003-8, Class A9, 4.500%, 08/25/18	485
134	Series 2003-11, Class 1A4, 4.750%, 10/25/18	134
241	Series 2003-11, Class 1APO, PO, 10/25/18	204
843	Series 2003-13, Class A7, 4.500%, 11/25/18	856
874	Series 2003-15, Class 1A1, 4.750%, 12/25/18	903
171	Series 2003-15, Class APO, PO, 12/25/18	146
785	Series 2003-16, Class 2A1, 4.500%, 12/25/18	801
612	Series 2003-K, Class 1A1, VAR, 4.430%, 11/25/33	620
1,157	Series 2003-K, Class 1A2, VAR, 4.430%, 11/25/33	1,195
299	Series 2004-2, Class APO, PO, 01/25/19	256
416	Series 2004-7, Class 2A1, 4.500%, 07/25/19	425
405	Series 2004-7, Class 2A2, 5.000%, 07/25/19	418
1,183	Series 2004-BB, Class A4, VAR, 2.618%, 01/25/35	1,181
994	Series 2004-EE, Class 2A1, VAR, 2.707%, 12/25/34	973
1,094	Series 2004-EE, Class 3A1, VAR, 2.749%, 12/25/34	1,092

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
5,030	Series 2004-P, Class 2A1, VAR, 2.677%, 09/25/34	4,954
1,038	Series 2004-V, Class 1A1, VAR, 2.710%, 10/25/34	1,009
789	Series 2005-1, Class 2A1, 5.000%, 01/25/20	809
215	Series 2005-13, Class APO, PO, 11/25/20	197
616	Series 2005-16, Class APO, PO, 01/25/36	486
612	Series 2005-AR16, Class 2A1, VAR, 2.652%, 02/25/34	579
967	Series 2005-AR8, Class 2A1, VAR, 2.686%, 06/25/35	914
1,216	Series 2006-2, Class APO, PO, 03/25/36	917
839	Series 2006-4, Class 1APO, PO, 04/25/36	620
2,500	Series 2007-7, Class A7, 6.000%, 06/25/37	2,357
711	Series 2007-11, Class A14, 6.000%, 08/25/37	668

		422,981

	Total Collateralized Mortgage Obligations (Cost $1,134,419)	1,225,301

Commercial Mortgage-Backed Securities — 2.0%
	Banc of America Merrill Lynch Commercial Mortgage, Inc.,
400	Series 2005-3, Class A4, 4.668%, 07/10/43	440
1,610	Series 2005-3, Class AM, 4.727%, 07/10/43	1,702
3,477	Series 2005-6, Class ASB, VAR, 5.193%, 09/10/47	3,655
265	Series 2006-1, Class A4, VAR, 5.372%, 09/10/45	297
2,250	Series 2006-4, Class A4, 5.634%, 07/10/46	2,552
250	Series 2006-5, Class A4, 5.414%, 09/10/47	280
	Bear Stearns Commercial Mortgage Securities,
45,682	Series 2005-PWR8, Class X1, IO, VAR, 0.239%, 06/11/41 (e)	613
1,434	Series 2005-PWR9, Class AAB, 4.804%, 09/11/42	1,507
3,148	Series 2006-PW11, Class A4, VAR, 5.459%, 03/11/39	3,561
	Citigroup Commercial Mortgage Trust,
1,200	Series 2005-C3, Class AM, VAR, 4.830%, 05/15/43	1,272
4	Series 2006-C4, Class A1, VAR, 5.730%, 03/15/49	4
110,319	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class XC, IO, VAR, 0.188%, 12/11/49 (e)	962
1,100	Commercial Mortgage Pass-Through Certificates, Series 2005-LP5, Class A4, VAR, 4.982%, 05/10/43	1,208

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	JPMORGAN INSTITUTIONAL TRUST FUNDS	29

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Commercial Mortgage-Backed Securities — Continued
700	Credit Suisse Mortgage Capital Certificates, Series 2006-C2, Class A3, VAR, 5.663%, 03/15/39	771
28,643	CW Capital Cobalt Ltd., Series 2006-C1, Class IO, IO, VAR, 0.722%, 08/15/48	716
2,819	FDIC Structured Sale Guaranteed Notes, Series 2010-C1, Class A, 2.980%, 12/06/20 (e)	2,936
1,856	GE Capital Commercial Mortgage Corp., Series 2005-C1, Class AJ, VAR, 4.826%, 06/10/48	1,915
4,025	GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class A4, VAR, 5.238%, 11/10/45	4,423
500	Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class AJ, VAR, 4.859%, 08/10/42	520
	GS Mortgage Securities Corp. II,
1,825	Series 2004-GG2, Class A6, VAR, 5.396%, 08/10/38	1,971
770	Series 2006-GG6, Class A4, VAR, 5.553%, 04/10/38	858
1,000	Series 2009-RR1, Class JPB, 5.374%, 05/17/45 (e)	1,009
1,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB11, Class AJ, VAR, 5.457%, 08/12/37	1,031
	LB-UBS Commercial Mortgage Trust,
1,000	Series 2006-C1, Class A4, 5.156%, 02/15/31	1,115
45,212	Series 2006-C7, Class XW, IO, VAR, 0.669%, 11/15/38 (e)	1,130
	Merrill Lynch Mortgage Trust,
3,105	Series 2005-LC1, Class A4, VAR, 5.291%, 01/12/44	3,474
2,147	Series 2005-MCP1, Class ASB, VAR, 4.674%, 06/12/43	2,164
	Merrill Lynch/Countrywide Commercial Mortgage Trust,
3,207	Series 2006-1, Class A4, VAR, 5.429%, 02/12/39	3,588
32,378	Series 2006-4, Class XC, IO, VAR, 0.211%, 12/12/49 (e)	416
	Morgan Stanley Capital I,
41,873	Series 2006-IQ12, Class X1, IO, VAR, 0.142%, 12/15/43 (e)	596
88,373	Series 2007-HQ11, Class X, IO, VAR, 0.230%, 02/12/44 (e)	660
764	Series 2011-C3, Class A3, 4.054%, 07/15/49	822
	Morgan Stanley Reremic Trust,
538	Series 2009-IO, Class A1, 3.000%, 07/17/56 (e)	541

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

3,500	Series 2009-IO, Class A2, 5.000%, 07/17/56 (e)	3,583
375	Series 2010-C30A, Class A3A, 3.250%, 12/17/43 (e)	375
3,000	Series 2010-HQ4B, Class A7A, 4.970%, 04/16/40 (e)	3,190
6,231	Series 2011-IO, Class A, 2.500%, 03/23/51 (e)	6,250
5,545	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 5.707%, 08/15/39	5,997
1,700	WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class A4, 4.375%, 03/15/44 (e)	1,851

	Total Commercial Mortgage-Backed Securities (Cost $64,663)	69,955

Corporate Bonds — 19.0%
	Consumer Discretionary — 1.4%
	Auto Components — 0.1%
	Johnson Controls, Inc.,
591	3.750%, 12/01/21	624
665	4.250%, 03/01/21	718
1,000	5.250%, 12/01/41	1,065

		2,407

	Automobiles — 0.1%
	Daimler Finance North America LLC,
739	2.625%, 09/15/16 (e)	757
1,425	2.950%, 01/11/17 (e)	1,472
1,000	6.500%, 11/15/13	1,091

		3,320

	Hotels, Restaurants & Leisure — 0.0% (g)
400	McDonald’s Corp., 4.300%, 03/01/13	414

	Household Durables — 0.0% (g)
500	Newell Rubbermaid, Inc., 4.700%, 08/15/20	543

	Media — 1.0%
	CBS Corp.,
140	5.500%, 05/15/33	151
252	5.750%, 04/15/20	290
1,000	7.875%, 07/30/30	1,331
190	8.875%, 05/15/19	253
250	Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22	370
624	Comcast Cable Communications LLC, 7.125%, 06/15/13	673
	Comcast Corp.,
2,845	5.900%, 03/15/16	3,309

SEE NOTES TO FINANCIAL STATEMENTS.

30	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Media — Continued
400	6.450%, 03/15/37	499
400	6.500%, 11/15/35	497
740	Comcast Holdings Corp., 10.625%, 07/15/12	762
	Cox Communications, Inc.,
505	5.450%, 12/15/14	563
125	8.375%, 03/01/39 (e)	177
450	Cox Enterprises, Inc., 7.375%, 07/15/27 (e)	540
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
1,000	4.600%, 02/15/21	1,085
772	5.000%, 03/01/21	858
2,000	6.000%, 08/15/40	2,294
1,016	Discovery Communications LLC, 4.375%, 06/15/21	1,126
1,177	Historic TW, Inc., 9.150%, 02/01/23	1,635
	NBCUniversal Media LLC,
300	4.375%, 04/01/21	329
800	5.950%, 04/01/41	972
	News America, Inc.,
100	6.200%, 12/15/34	116
400	6.650%, 11/15/37	488
250	6.900%, 08/15/39	310
1,075	7.300%, 04/30/28	1,245
500	8.000%, 10/17/16	613
355	8.875%, 04/26/23	458
	Thomson Reuters Corp., (Canada),
1,278	3.950%, 09/30/21	1,353
315	4.700%, 10/15/19	347
493	5.950%, 07/15/13	522
	Time Warner Cable, Inc.,
359	5.500%, 09/01/41	395
2,127	5.850%, 05/01/17	2,503
400	6.550%, 05/01/37	483
800	8.250%, 04/01/19	1,037
	Time Warner Entertainment Co. LP,
120	8.375%, 03/15/23	164
1,250	8.375%, 07/15/33	1,639
872	10.150%, 05/01/12	884
	Time Warner, Inc.,
525	4.750%, 03/29/21	587
313	5.375%, 10/15/41	348
150	6.200%, 03/15/40	178
437	6.250%, 03/29/41	527
200	7.625%, 04/15/31	268
171	7.700%, 05/01/32	233

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Media — Continued
	Viacom, Inc.,
208	1.250%, 02/27/15	208
808	3.875%, 12/15/21	852
100	4.500%, 03/01/21	110
250	4.500%, 02/27/42	248
640	Walt Disney Co. (The), 4.125%, 12/01/41	656

		34,486

	Multiline Retail — 0.1%
	Kohl’s Corp.,
400	4.000%, 11/01/21	418
275	6.250%, 12/15/17	326
	Macy’s Retail Holdings, Inc.,
191	3.875%, 01/15/22	196
157	5.125%, 01/15/42	161
190	7.450%, 07/15/17	233
455	Nordstrom, Inc., 4.000%, 10/15/21	497
	Target Corp.,
200	6.000%, 01/15/18	245
800	7.000%, 01/15/38	1,138

		3,214

	Specialty Retail — 0.1%
533	Gap, Inc. (The), 5.950%, 04/12/21	534
1,625	Home Depot, Inc., 5.400%, 03/01/16	1,887
	Lowe’s Cos., Inc.,
277	3.800%, 11/15/21	299
326	5.125%, 11/15/41	373
750	7.110%, 05/15/37	1,004
590	Staples, Inc., 9.750%, 01/15/14	677

		4,774

	Total Consumer Discretionary	49,158

	Consumer Staples — 0.9%
	Beverages — 0.3%
	Anheuser-Busch Cos. LLC,
600	5.500%, 01/15/18	709
905	5.750%, 04/01/36	1,102
	Anheuser-Busch InBev Worldwide, Inc.,
114	1.500%, 07/14/14	116
515	7.750%, 01/15/19	678
	Coca-Cola Co. (The),
500	3.625%, 03/15/14	531
410	4.875%, 03/15/19	480
510	Diageo Capital plc, (United Kingdom), 4.828%, 07/15/20	590

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	JPMORGAN INSTITUTIONAL TRUST FUNDS	31

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Beverages — Continued
	Diageo Finance B.V., (Netherlands),
800	5.300%, 10/28/15	916
500	5.500%, 04/01/13	527
890	FBG Finance Ltd., (Australia), 5.125%, 06/15/15 (e)	982
	PepsiCo, Inc.,
150	0.800%, 08/25/14	151
359	3.000%, 08/25/21	370
54	7.900%, 11/01/18	74
	SABMiller Holdings, Inc.,
574	1.850%, 01/15/15 (e)	583
698	3.750%, 01/15/22 (e)	728
	SABMiller plc, (United Kingdom),
700	5.700%, 01/15/14 (e)	753
250	6.500%, 07/01/16 (e)	290

		9,580

	Food & Staples Retailing — 0.2%
	CVS Caremark Corp.,
979	5.750%, 05/15/41	1,171
250	6.125%, 09/15/39	312
1,109	CVS Pass-Through Trust, 5.926%, 01/10/34 (e)	1,206
	Kroger Co. (The),
850	7.500%, 01/15/14	951
1,460	7.500%, 04/01/31	1,898
	Wal-Mart Stores, Inc.,
420	4.550%, 05/01/13	440
752	5.250%, 09/01/35	888
215	6.200%, 04/15/38	283
350	7.550%, 02/15/30	515

		7,664

	Food Products — 0.3%
	Bunge Ltd. Finance Corp.,
165	5.875%, 05/15/13	172
1,295	8.500%, 06/15/19	1,602
191	Bunge N.A. Finance LP, 5.900%, 04/01/17	210
	Cargill, Inc.,
600	3.300%, 03/01/22 (e)	604
535	4.307%, 05/14/21 (e)	578
850	7.350%, 03/06/19 (e)	1,069
225	H.J. Heinz Co., 6.375%, 07/15/28	277
	Kellogg Co.,
462	4.250%, 03/06/13	479
1,200	5.125%, 12/03/12	1,241

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Food Products — Continued
	Kraft Foods, Inc.,
1,450	6.125%, 02/01/18	1,738
1,480	6.500%, 08/11/17	1,796
600	6.875%, 02/01/38	796
500	6.875%, 01/26/39	660
350	7.000%, 08/11/37	464

		11,686

	Household Products — 0.1%
	Kimberly-Clark Corp.,
220	2.400%, 03/01/22	217
66	7.500%, 11/01/18	87
908	Procter & Gamble - ESOP, 9.360%, 01/01/21	1,221
110	Procter & Gamble Co. (The), 5.500%, 02/01/34	140

		1,665

	Total Consumer Staples	30,595

	Energy — 1.0%
	Energy Equipment & Services — 0.1%
1,555	Halliburton Co., 7.450%, 09/15/39	2,281
	Noble Holding International Ltd., (Cayman Islands),
113	3.950%, 03/15/22	116
83	5.250%, 03/15/42	88
441	Schlumberger Investment S.A., (Luxembourg), 3.300%, 09/14/21 (e)	455
	Transocean, Inc., (Cayman Islands),
256	6.375%, 12/15/21	302
900	6.500%, 11/15/20	1,050
198	7.350%, 12/15/41	253
100	7.500%, 04/15/31	120

		4,665

	Oil, Gas & Consumable Fuels — 0.9%
150	Alberta Energy Co. Ltd., (Canada), 7.375%, 11/01/31	181
	Anadarko Petroleum Corp.,
125	5.750%, 06/15/14	136
2,000	7.625%, 03/15/14	2,221
265	8.700%, 03/15/19	353
500	Apache Corp., 6.900%, 09/15/18	635
1,000	Canadian Natural Resources Ltd., (Canada), 6.750%, 02/01/39	1,343
1,000	Chevron Corp., 4.950%, 03/03/19	1,204
405	Conoco Funding Co., (Canada), 7.250%, 10/15/31	566

SEE NOTES TO FINANCIAL STATEMENTS.

32	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — Continued
	ConocoPhillips,
200	5.200%, 05/15/18	239
450	5.750%, 02/01/19	554
150	6.000%, 01/15/20	189
200	6.500%, 02/01/39	282
200	Devon Energy Corp., 6.300%, 01/15/19	248
	Encana Corp., (Canada),
545	6.500%, 05/15/19	647
150	6.500%, 08/15/34	170
925	ENI S.p.A., (Italy), Series EX2, 5.700%, 10/01/40 (e)	986
600	EOG Resources, Inc., 4.100%, 02/01/21	663
200	Kerr-McGee Corp., 6.950%, 07/01/24	247
	Marathon Oil Corp.,
819	5.900%, 03/15/18	965
1,535	6.000%, 10/01/17	1,811
402	Occidental Petroleum Corp., 1.750%, 02/15/17	407
1,020	Petrobras International Finance Co., (Cayman Islands), 5.375%, 01/27/21	1,097
	Petro-Canada, (Canada),
324	6.050%, 05/15/18	392
1,045	6.800%, 05/15/38	1,408
	Shell International Finance B.V., (Netherlands),
270	1.875%, 03/25/13	274
275	4.000%, 03/21/14	294
1,000	4.300%, 09/22/19	1,155
1,005	4.375%, 03/25/20	1,175
1,230	6.375%, 12/15/38	1,722
	Statoil ASA, (Norway),
467	3.125%, 08/17/17	502
300	3.150%, 01/23/22	311
253	4.250%, 11/23/41	263
	Suncor Energy, Inc., (Canada),
180	5.950%, 12/01/34	213
250	6.850%, 06/01/39	339
850	Talisman Energy, Inc., (Canada), 7.750%, 06/01/19	1,065
400	Tosco Corp., 8.125%, 02/15/30	578
	Total Capital International S.A., (France),
262	1.500%, 02/17/17	262
216	2.875%, 02/17/22	220
	Total Capital S.A., (France),
1,400	2.300%, 03/15/16	1,460
370	4.125%, 01/28/21	415

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oil, Gas & Consumable Fuels — Continued
2,000	XTO Energy, Inc., 5.750%, 12/15/13	2,173

		29,365

	Total Energy	34,030

	Financials — 9.9%
	Capital Markets — 2.0%
	Bank of New York Mellon Corp. (The),
357	1.200%, 02/20/15	357
1,789	2.400%, 01/17/17	1,838
900	2.950%, 06/18/15	949
413	3.550%, 09/23/21	429
750	4.600%, 01/15/20	836
310	5.125%, 08/27/13	330
	BlackRock, Inc.,
540	3.500%, 12/10/14	578
652	5.000%, 12/10/19	744
350	6.250%, 09/15/17	413
1,500	Blackstone Holdings Finance Co. LLC, 5.875%, 03/15/21 (e)	1,516
250	Charles Schwab Corp. (The), 4.950%, 06/01/14	272
500	Credit Suisse USA, Inc., 5.125%, 08/15/15	543
500	FMR LLC, 6.450%, 11/15/39 (e)	553
	Goldman Sachs Group, Inc. (The),
3,060	3.625%, 02/07/16	3,071
492	3.700%, 08/01/15	502
1,041	4.750%, 07/15/13	1,079
2,638	5.250%, 10/15/13	2,762
473	5.250%, 07/27/21	474
1,366	5.375%, 03/15/20	1,400
750	5.500%, 11/15/14	805
800	5.750%, 01/24/22	835
4,100	5.950%, 01/18/18	4,431
949	6.000%, 06/15/20	1,009
125	6.150%, 04/01/18	135
305	6.250%, 09/01/17	335
485	6.750%, 10/01/37	486
2,570	7.500%, 02/15/19	2,926
	Jefferies Group, Inc.,
450	3.875%, 11/09/15	427
1,005	5.125%, 04/13/18	940
1,000	6.450%, 06/08/27	940
770	8.500%, 07/15/19	828
	Lehman Brothers Holdings, Inc.,
105	3.950%, 11/10/09 (d)	28

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	JPMORGAN INSTITUTIONAL TRUST FUNDS	33

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Capital Markets — Continued
1,246	4.800%, 03/13/14 (d)	338
1,000	5.500%, 04/04/16 (d)	271
1,200	5.750%, 05/17/13 (d)	326
1,850	6.000%, 07/19/12 (d)	502
1,670	6.625%, 01/18/13 (d)	453
152	7.875%, 11/01/09 (d)	41
	Macquarie Group Ltd., (Australia),
1,200	6.000%, 01/14/20 (e)	1,180
1,400	6.250%, 01/14/21 (e)	1,397
750	7.300%, 08/01/14 (e)	790
250	7.625%, 08/13/19 (e)	258
	Merrill Lynch & Co., Inc.,
2,215	5.450%, 07/15/14	2,304
1,702	6.150%, 04/25/13	1,769
2,996	6.400%, 08/28/17	3,155
1,249	6.875%, 04/25/18	1,359
	Morgan Stanley,
625	4.000%, 07/24/15	625
893	4.200%, 11/20/14	896
2,029	4.750%, 04/01/14	2,053
4,225	5.300%, 03/01/13	4,350
1,000	5.450%, 01/09/17	1,029
1,021	5.500%, 07/24/20	1,006
1,265	5.625%, 09/23/19	1,265
900	5.750%, 08/31/12	921
360	5.750%, 01/25/21	357
1,200	6.000%, 05/13/14	1,257
400	6.625%, 04/01/18	424
370	6.750%, 10/15/13	393
970	7.300%, 05/13/19	1,047
	Nomura Holdings, Inc., (Japan),
1,050	4.125%, 01/19/16	1,066
150	5.000%, 03/04/15	158
1,150	6.700%, 03/04/20	1,246
226	Northern Trust Corp., 5.500%, 08/15/13	241
	UBS AG, (Switzerland),
414	2.250%, 08/12/13	415
2,300	3.875%, 01/15/15	2,386
365	4.875%, 08/04/20	379
500	5.750%, 04/25/18	552
425	5.875%, 12/20/17	472

		69,452

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Commercial Banks — 2.9%
550	ANZ National (International) Ltd., (New Zealand), 2.375%, 12/21/12 (e)	557
	Australia & New Zealand Banking Group Ltd., (Australia),
1,268	2.400%, 11/23/16 (e)	1,277
900	3.250%, 03/01/16 (e)	920
228	4.875%, 01/12/21 (e)	246
741	Bank of Montreal, (Canada), 1.300%, 10/31/14 (e)	749
	Bank of Nova Scotia, (Canada),
1,034	1.650%, 10/29/15 (e)	1,053
2,000	2.550%, 01/12/17	2,070
737	3.400%, 01/22/15	783
	Bank of Tokyo-Mitsubishi UFJ Ltd., (Japan),
1,275	2.350%, 02/23/17 (e)	1,281
679	3.850%, 01/22/15 (e)	721
	Barclays Bank plc, (United Kingdom),
2,650	2.500%, 01/23/13	2,673
800	2.500%, 09/21/15 (e)	811
800	2.750%, 02/23/15	804
935	3.900%, 04/07/15	969
175	5.000%, 09/22/16	189
700	5.200%, 07/10/14	743
1,000	6.050%, 12/04/17 (e)	1,018
	BB&T Corp.,
655	3.375%, 09/25/13	680
795	3.850%, 07/27/12	806
750	3.950%, 04/29/16	814
740	4.900%, 06/30/17	810
1,885	5.700%, 04/30/14	2,072
245	6.850%, 04/30/19	301
695	Branch Banking & Trust Co., 5.625%, 09/15/16	791
5,000	Canadian Imperial Bank of Commerce, (Canada), 2.600%, 07/02/15 (e)	5,252
260	Comerica, Inc., 3.000%, 09/16/15	269
	Credit Suisse, (Switzerland),
451	4.375%, 08/05/20	459
500	5.000%, 05/15/13	520
160	5.300%, 08/13/19	170
675	5.400%, 01/14/20	678
942	5.500%, 05/01/14	1,008
850	6.000%, 02/15/18	895
	Deutsche Bank AG, (Germany),
650	3.250%, 01/11/16	666
970	3.875%, 08/18/14	1,013

SEE NOTES TO FINANCIAL STATEMENTS.

34	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Commercial Banks — Continued
2,011	DnB Boligkreditt AS, (Norway), 2.100%, 10/14/15 (e)	2,032
720	Fifth Third Bancorp, 5.450%, 01/15/17	786
	HSBC Bank plc, (United Kingdom),
1,745	1.625%, 07/07/14 (e)	1,751
1,438	3.100%, 05/24/16 (e)	1,471
666	4.125%, 08/12/20 (e)	683
575	4.750%, 01/19/21 (e)	614
	HSBC Holdings plc, (United Kingdom),
500	4.875%, 01/14/22	542
556	5.100%, 04/05/21	608
600	6.100%, 01/14/42	715
1,500	HSBC USA, Inc., 2.375%, 02/13/15	1,521
1,445	ING Bank N.V., (Netherlands), 3.750%, 03/07/17 (e)	1,438
2,400	KeyBank N.A., 5.500%, 09/17/12	2,462
480	KeyCorp, 6.500%, 05/14/13	509
1,725	Macquarie Bank Ltd., (Australia), 5.000%, 02/22/17 (e)	1,743
2,100	Manufacturers & Traders Trust Co., 6.625%, 12/04/17	2,436
	National Australia Bank Ltd., (Australia),
3,000	2.500%, 01/08/13 (e)	3,039
750	2.750%, 09/28/15 (e)	762
1,000	3.000%, 07/27/16 (e)	1,020
795	3.750%, 03/02/15 (e)	833
1,353	National Bank of Canada, (Canada), 1.650%, 01/30/14 (e)	1,377
250	National City Bank, 5.800%, 06/07/17	279
	Nordea Bank AB, (Sweden),
600	1.750%, 10/04/13 (e)	598
945	4.875%, 05/13/21 (e)	909
400	PNC Bank N.A., 6.875%, 04/01/18	474
	PNC Funding Corp.,
567	4.375%, 08/11/20	626
940	5.250%, 11/15/15	1,049
950	5.625%, 02/01/17	1,055
565	6.700%, 06/10/19	699
	Rabobank Nederland N.V., (Netherlands),
140	2.125%, 10/13/15	140
2,400	3.200%, 03/11/15 (e)	2,470
455	3.375%, 01/19/17	468
789	3.875%, 02/08/22	787
500	5.800%, 09/30/10 (e)	493
	SunTrust Banks, Inc.,
2,010	5.250%, 11/05/12	2,065

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Commercial Banks — Continued
820	6.000%, 09/11/17	915
1,411	Svenska Handelsbanken AB, (Sweden), 3.125%, 07/12/16	1,451
1,140	Toronto-Dominion Bank (The), (Canada), 2.200%, 07/29/15 (e)	1,184
	U.S. Bancorp,
645	2.450%, 07/27/15	672
517	3.000%, 03/15/22	518
566	4.125%, 05/24/21	623
1,107	7.500%, 06/01/26	1,370
	Wachovia Bank N.A.,
1,000	5.600%, 03/15/16	1,117
250	6.000%, 11/15/17	288
1,125	6.600%, 01/15/38	1,369
	Wachovia Corp.,
685	4.875%, 02/15/14	722
2,000	5.500%, 05/01/13	2,108
4,780	5.750%, 02/01/18	5,547
	Wells Fargo & Co.,
1,826	2.625%, 12/15/16	1,880
500	4.600%, 04/01/21	551
2,135	5.625%, 12/11/17	2,472
1,000	SUB, 3.676%, 06/15/16	1,072
	Wells Fargo Bank N.A.,
1,515	4.750%, 02/09/15	1,630
250	5.750%, 05/16/16	282
	Westpac Banking Corp., (Australia),
900	4.200%, 02/27/15	962
2,105	4.875%, 11/19/19	2,258

		101,513

	Consumer Finance — 0.8%
700	American Express Co., 7.000%, 03/19/18	862
	American Express Credit Corp.,
1,000	2.800%, 09/19/16	1,036
2,140	5.875%, 05/02/13	2,257
400	7.300%, 08/20/13	435
1,083	American General Finance Corp., 5.375%, 10/01/12	1,024
	American Honda Finance Corp.,
667	1.450%, 02/27/15 (e)	669
565	2.125%, 02/28/17 (e)	569
405	2.375%, 03/18/13 (e)	412
1,599	2.600%, 09/20/16 (e)	1,646
150	7.625%, 10/01/18 (e)	192
1,375	Capital One Bank USA N.A., 8.800%, 07/15/19	1,680

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	JPMORGAN INSTITUTIONAL TRUST FUNDS	35

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Consumer Finance — Continued
	Capital One Financial Corp.,
1,165	6.750%, 09/15/17	1,353
2,140	7.375%, 05/23/14	2,382
	HSBC Finance Corp.,
1,000	4.750%, 07/15/13	1,036
3,413	5.000%, 06/30/15	3,617
2,200	5.250%, 01/15/14	2,318
188	6.375%, 11/27/12	195
207	7.350%, 11/27/32	220
	John Deere Capital Corp.,
233	3.150%, 10/15/21	242
265	4.500%, 04/03/13	276
1,000	5.250%, 10/01/12	1,028
1,023	SLM Corp., 5.375%, 01/15/13	1,049
	Toyota Motor Credit Corp.,
1,120	1.000%, 02/17/15	1,118
2,400	2.000%, 09/15/16	2,444
962	3.200%, 06/17/15	1,024
331	Volkswagen International Finance N.V., (Netherlands), 1.625%, 08/12/13 (e)	333

		29,417

	Diversified Financial Services — 2.4%
1,900	Associates Corp. of North America, 6.950%, 11/01/18	2,149
2,200	BA Covered Bond Issuer, 5.500%, 06/14/12 (e)	2,229
	Bank of America Corp.,
520	3.625%, 03/17/16	514
300	4.900%, 05/01/13	308
470	5.000%, 05/13/21	468
2,720	5.625%, 10/14/16	2,840
640	5.625%, 07/01/20	664
600	5.650%, 05/01/18	623
1,405	5.700%, 01/24/22	1,489
420	5.750%, 12/01/17	440
400	5.875%, 01/05/21	421
600	7.625%, 06/01/19	678
1,510	7.800%, 09/15/16	1,641
1,455	Bank of America N.A., 5.300%, 03/15/17	1,479
235	BG Energy Capital plc, (United Kingdom), 5.125%, 10/15/41 (e)	266
	BP Capital Markets plc, (United Kingdom),
700	3.125%, 03/10/12	700
900	4.742%, 03/11/21	1,037
2,122	5.250%, 11/07/13	2,280

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Diversified Financial Services — Continued
725	Caisse Centrale Desjardins du Quebec, (Canada), 2.550%, 03/24/16 (e)	754
	Caterpillar Financial Services Corp.,
665	4.900%, 08/15/13	705
560	5.500%, 03/15/16	649
1,300	6.200%, 09/30/13	1,413
305	7.050%, 10/01/18	390
510	7.150%, 02/15/19	662
	Citigroup, Inc.,
450	2.650%, 03/02/15	450
500	4.450%, 01/10/17	528
832	4.587%, 12/15/15	881
856	4.700%, 05/29/15	905
527	4.750%, 05/19/15	558
3,127	5.000%, 09/15/14	3,255
2,025	5.125%, 05/05/14	2,136
1,000	5.375%, 08/09/20	1,089
321	5.875%, 01/30/42	342
150	6.000%, 12/13/13	159
2,150	6.000%, 08/15/17	2,395
755	6.010%, 01/15/15	822
350	6.125%, 11/21/17	392
510	6.375%, 08/12/14	553
600	6.500%, 08/19/13	636
400	8.125%, 07/15/39	523
1,130	8.500%, 05/22/19	1,402
	CME Group, Inc.,
1,786	5.400%, 08/01/13	1,900
1,490	5.750%, 02/15/14	1,629
1,045	ConocoPhillips Canada Funding Co. I, (Canada), 5.625%, 10/15/16	1,245
	ERAC USA Finance LLC,
154	2.250%, 01/10/14 (e)	154
559	4.500%, 08/16/21 (e)	573
350	6.375%, 10/15/17 (e)	402
	FUEL Trust,
1,917	3.984%, 06/15/16 (e)	1,958
561	4.207%, 04/15/16 (e)	575
	General Electric Capital Corp.,
650	4.625%, 01/07/21	706
2,100	4.650%, 10/17/21	2,284
5,825	5.250%, 10/19/12	5,998
191	5.300%, 02/11/21	210
2,500	5.400%, 02/15/17	2,870
5,755	5.625%, 05/01/18	6,644

SEE NOTES TO FINANCIAL STATEMENTS.

36	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Diversified Financial Services — Continued
1,000	5.650%, 06/09/14	1,096
310	5.875%, 01/14/38	347
6,912	6.000%, 06/15/12	7,019
2,544	6.750%, 03/15/32	3,091
1,742	GTP Acquisition Partners I LLC, 4.347%, 06/15/16 (e)	1,747
	National Rural Utilities Cooperative Finance Corp.,
225	2.625%, 09/16/12	228
635	4.750%, 03/01/14	684
200	10.375%, 11/01/18	292
640	Textron Financial Corp., 5.400%, 04/28/13	666

		84,143

	Insurance — 1.4%
	ACE INA Holdings, Inc.,
455	2.600%, 11/23/15	471
350	5.600%, 05/15/15	397
	Aflac, Inc.,
228	2.650%, 02/15/17	232
260	4.000%, 02/15/22	264
317	6.450%, 08/15/40	366
200	8.500%, 05/15/19	260
1,012	Allstate Life Global Funding Trusts, 5.375%, 04/30/13	1,066
	American International Group, Inc.,
1,499	4.250%, 05/15/13	1,530
2,960	5.450%, 05/18/17	3,146
	Aon Corp.,
402	3.125%, 05/27/16	415
336	3.500%, 09/30/15	351
306	6.250%, 09/30/40	381
2,185	ASIF Global Financing XIX, 4.900%, 01/17/13 (e)	2,229
	Berkshire Hathaway Finance Corp.,
233	2.450%, 12/15/15	243
1,250	4.000%, 04/15/12	1,255
1,000	4.600%, 05/15/13	1,048
605	5.000%, 08/15/13	644
1,505	5.400%, 05/15/18	1,789
	Berkshire Hathaway, Inc.,
1,387	3.400%, 01/31/22	1,417
781	3.750%, 08/15/21	820
100	Chubb Corp., 5.750%, 05/15/18	120
	CNA Financial Corp.,
750	5.850%, 12/15/14	802

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Insurance — Continued
781	5.875%, 08/15/20	849
	Jackson National Life Global Funding,
820	5.375%, 05/08/13 (e)	853
1,695	6.125%, 05/30/12 (e)	1,714
251	Lincoln National Corp., 4.850%, 06/24/21	268
280	Massachusetts Mutual Life Insurance Co., 5.375%, 12/01/41 (e)	298
	MassMutual Global Funding II,
540	2.300%, 09/28/15 (e)	555
338	2.875%, 04/21/14 (e)	349
500	3.625%, 07/16/12 (e)	505
920	MetLife Institutional Funding II, VAR, 1.481%, 04/04/14 (e)	920
430	MetLife, Inc., 6.817%, 08/15/18	526
	Metropolitan Life Global Funding I,
1,150	2.000%, 01/10/14 (e)	1,163
700	2.000%, 01/09/15 (e)	707
1,250	2.500%, 01/11/13 (e)	1,265
400	3.125%, 01/11/16 (e)	410
1,900	3.650%, 06/14/18 (e)	1,953
300	5.125%, 04/10/13 (e)	313
1,093	5.200%, 09/18/13 (e)	1,159
250	Monumental Global Funding Ltd., (Cayman Islands), 5.500%, 04/22/13 (e)	261
1,750	Nationwide Mutual Insurance Co., 9.375%, 08/15/39 (e)	2,245
	New York Life Global Funding,
350	1.300%, 01/12/15 (e)	353
725	4.650%, 05/09/13 (e)	758
2,637	5.375%, 09/15/13 (e)	2,822
	Pacific Life Global Funding,
650	5.000%, 05/15/17 (e)	687
410	5.150%, 04/15/13 (e)	429
530	Pacific Life Insurance Co., 9.250%, 06/15/39 (e)	704
2,100	Pricoa Global Funding I, 5.450%, 06/11/14 (e)	2,256
500	Principal Life Global Funding I, 5.050%, 03/15/15 (e)	537
215	Principal Life Income Funding Trusts, 5.300%, 12/14/12	222
1,750	Prudential Insurance Co. of America (The), 8.300%, 07/01/25 (e)	2,342
210	Travelers Cos., Inc. (The), 5.800%, 05/15/18	256
1,120	Travelers Life & Annunity Global Funding I, 5.125%, 08/15/14 (e)	1,220

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	JPMORGAN INSTITUTIONAL TRUST FUNDS	37

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Insurance — Continued
300	Travelers Property Casualty Corp., 5.000%, 03/15/13	313

		48,458

	Real Estate Investment Trusts (REITs) — 0.3%
	CommonWealth REIT,
600	5.875%, 09/15/20	616
1,325	6.650%, 01/15/18	1,426
454	ERP Operating LP, 4.625%, 12/15/21	486
	HCP, Inc.,
159	3.750%, 02/01/19	160
895	5.375%, 02/01/21	981
	Simon Property Group LP,
579	4.125%, 12/01/21	626
32	4.200%, 02/01/15	34
200	4.375%, 03/01/21	219
705	5.625%, 08/15/14	763
665	6.100%, 05/01/16	765
320	6.125%, 05/30/18	382
330	6.750%, 05/15/14	363
440	WEA Finance LLC, 7.125%, 04/15/18 (e)	526
1,376	WEA Finance LLC/WT Finance Ltd., 6.750%, 09/02/19 (e)	1,611

		8,958

	Thrifts & Mortgage Finance — 0.1%
400	Countrywide Financial Corp., 6.250%, 05/15/16	402
1,463	Stadshypotek AB, (Sweden), 1.450%, 09/30/13 (e)	1,474

		1,876

	Total Financials	343,817

	Health Care — 0.4%
	Biotechnology — 0.2%
	Amgen, Inc.,
1,000	3.875%, 11/15/21	1,039
237	4.500%, 03/15/20	257
500	4.950%, 10/01/41	508
2,000	5.150%, 11/15/41	2,093
252	5.650%, 06/15/42	282
570	5.700%, 02/01/19	661
720	5.750%, 03/15/40	804

		5,644

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Health Care Equipment & Supplies — 0.0% (g)
	Baxter International, Inc.,
380	4.000%, 03/01/14	405
215	4.625%, 03/15/15	239
100	Becton Dickinson and Co., 5.000%, 05/15/19	117

		761

	Health Care Providers & Services — 0.1%
370	Medco Health Solutions, Inc., 2.750%, 09/15/15	375
975	UnitedHealth Group, Inc., 3.375%, 11/15/21	1,028
	WellPoint, Inc.,
168	5.875%, 06/15/17	197
113	7.000%, 02/15/19	144

		1,744

	Pharmaceuticals — 0.1%
250	Abbott Laboratories, 6.150%, 11/30/37	327
645	AstraZeneca plc, (United Kingdom), 5.400%, 06/01/14	715
450	Eli Lilly & Co., 3.550%, 03/06/12	450
	GlaxoSmithKline Capital, Inc.,
450	4.375%, 04/15/14	486
750	5.650%, 05/15/18	917
530	6.375%, 05/15/38	730
650	Merck & Co., Inc., 6.000%, 09/15/17	806

		4,431

	Total Health Care	12,580

	Industrials — 0.8%
	Aerospace & Defense — 0.1%
676	BAE Systems plc, (United Kingdom), 5.800%, 10/11/41 (e)	739
300	Honeywell International, Inc., 5.300%, 03/01/18	360
	Lockheed Martin Corp.,
387	2.125%, 09/15/16	394
292	4.850%, 09/15/41	313
1,144	5.720%, 06/01/40	1,351
1,261	United Technologies Corp., 6.125%, 02/01/19	1,560

		4,717

	Airlines — 0.1%
254	American Airlines 2011-1 Class A Pass-Through Trust, 5.250%, 01/31/21	253
698	American Airlines, 2011-2 Class A Pass-Through Trust, 8.625%, 10/15/21	740
267	Continental Airlines, 1999-2 Class C-2 Pass-Through Trust, 7.256%, 03/15/20	291

SEE NOTES TO FINANCIAL STATEMENTS.

38	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Airlines —Continued
465	Continental Airlines, 2007-1 Class A Pass-Through Trust, 5.983%, 04/19/22	509
624	Delta Air Lines, 2010-2 Class A Pass-Through Trust, 4.950%, 05/23/19	662
243	Delta Air Lines, 2011-1 Class A Pass-Through Trust, 5.300%, 04/15/19	257

		2,712

	Commercial Services & Supplies — 0.1%
725	Allied Waste North America, Inc., 6.875%, 06/01/17	760
	Pitney Bowes, Inc.,
565	4.875%, 08/15/14	602
1,020	5.000%, 03/15/15	1,089
200	5.600%, 03/15/18	212
	Waste Management, Inc.,
214	4.750%, 06/30/20	239
455	7.375%, 03/11/19	575

		3,477

	Construction & Engineering — 0.0% (g)
789	Fluor Corp., 3.375%, 09/15/21	804

	Industrial Conglomerates — 0.1%
588	Danaher Corp., 3.900%, 06/23/21	650
	Koninklijke Philips Electronics N.V., (Netherlands),
260	5.750%, 03/11/18	306
130	7.200%, 06/01/26	167
300	Siemens Financieringsmaatschappij N.V., (Netherlands), 5.750%, 10/17/16 (e)	351
500	Tyco International Finance S.A., (Luxembourg), 8.500%, 01/15/19	643
375	Tyco International Ltd./Tyco International Finance S.A., (Switzerland), 7.000%, 12/15/19	466

		2,583

	Machinery — 0.0% (g)
	Eaton Corp.,
500	5.600%, 05/15/18	587
300	7.625%, 04/01/24	412
290	Ingersoll-Rand Co., (Bermuda), 6.391%, 11/15/27	348
135	Parker Hannifin Corp., 5.500%, 05/15/18	159

		1,506

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Road & Rail — 0.4%
	Burlington Northern Santa Fe LLC,
522	3.050%, 03/15/22	520
300	3.450%, 09/15/21	312
125	3.600%, 09/01/20	132
1,000	5.400%, 06/01/41	1,176
500	5.650%, 05/01/17	586
250	5.750%, 03/15/18	296
425	5.750%, 05/01/40	515
250	6.700%, 08/01/28	314
450	7.000%, 02/01/14	499
	CSX Corp.,
300	4.250%, 06/01/21	328
575	5.500%, 04/15/41	665
145	6.250%, 04/01/15	167
250	6.300%, 03/15/12	251
205	7.375%, 02/01/19	258
500	7.900%, 05/01/17	629
	Norfolk Southern Corp.,
746	3.250%, 12/01/21	769
100	6.000%, 03/15/05	117
1,768	6.000%, 05/23/11	2,077
355	7.700%, 05/15/17	448
	Ryder System, Inc.,
484	2.500%, 03/01/17	485
420	3.600%, 03/01/16	440
	Union Pacific Corp.,
693	4.163%, 07/15/22	764
235	4.875%, 01/15/15	258
907	5.650%, 05/01/17	1,070
	United Parcel Service of America, Inc.,
340	8.375%, 04/01/20	475
60	SUB, 8.375%, 04/01/30	88

		13,639

	Total Industrials	29,438

	Information Technology — 0.9%
	Communications Equipment — 0.1%
	Cisco Systems, Inc.,
878	5.500%, 02/22/16	1,029
350	5.500%, 01/15/40	427
755	5.900%, 02/15/39	956

		2,412

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	JPMORGAN INSTITUTIONAL TRUST FUNDS	39

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Computers & Peripherals — 0.3%
	Dell, Inc.,
1,280	3.100%, 04/01/16	1,367
250	4.625%, 04/01/21	281
300	7.100%, 04/15/28	381
	Hewlett-Packard Co.,
275	2.950%, 08/15/12	277
600	4.300%, 06/01/21	628
781	4.375%, 09/15/21	824
600	4.750%, 06/02/14	645
1,345	5.400%, 03/01/17	1,518
2,500	6.000%, 09/15/41	2,896
1,230	6.125%, 03/01/14	1,344

		10,161

	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
170	3.375%, 11/01/15	174
165	6.000%, 04/01/20	180
1,080	6.875%, 07/01/13	1,156
725	7.500%, 01/15/27	796

		2,306

	IT Services — 0.2%
1,020	HP Enterprise Services LLC, 6.000%, 08/01/13	1,088
409	International Business Machines Corp., 1.250%, 02/06/17	407
2,600	5.700%, 09/14/17	3,159
690	6.220%, 08/01/27	903
1,075	7.625%, 10/15/18	1,456

		7,013

	Office Electronics — 0.0% (g)
	Xerox Corp.,
270	4.500%, 05/15/21	276
600	5.625%, 12/15/19	662
550	6.750%, 02/01/17	637
100	8.250%, 05/15/14	112

		1,687

	Semiconductors & Semiconductor Equipment — 0.1%
697	Intel Corp., 3.300%, 10/01/21	739
1,350	National Semiconductor Corp., 6.600%, 06/15/17	1,673
750	Texas Instruments, Inc., 1.375%, 05/15/14	763

		3,175

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Software — 0.1%
260	Intuit, Inc., 5.750%, 03/15/17	295
	Microsoft Corp.,
720	1.625%, 09/25/15	743
117	4.500%, 10/01/40	131
	Oracle Corp.,
500	5.000%, 07/08/19	596
1,412	5.250%, 01/15/16	1,637
698	5.750%, 04/15/18	856
465	6.500%, 04/15/38	622

		4,880

	Total Information Technology	31,634

	Materials — 0.5%
	Chemicals — 0.4%
249	Air Products & Chemicals, Inc., 4.150%, 02/01/13	257
	Dow Chemical Co. (The),
385	4.125%, 11/15/21	410
203	4.250%, 11/15/20	218
200	5.250%, 11/15/41	220
1,250	6.000%, 10/01/12	1,287
370	7.375%, 11/01/29	486
250	7.600%, 05/15/14	284
158	8.550%, 05/15/19	210
	E.I. du Pont de Nemours & Co.,
635	1.950%, 01/15/16	655
350	4.900%, 01/15/41	404
1,610	6.000%, 07/15/18	2,010
1,430	Monsanto Co., 7.375%, 08/15/12	1,471
	Mosaic Co. (The),
280	3.750%, 11/15/21	292
79	4.875%, 11/15/41	81
875	Potash Corp. of Saskatchewan, Inc., (Canada), 4.875%, 03/01/13	911
	PPG Industries, Inc.,
114	5.500%, 11/15/40	131
415	5.750%, 03/15/13	434
400	6.650%, 03/15/18	491
350	9.000%, 05/01/21	484
	Praxair, Inc.,
662	4.625%, 03/30/15	736
885	5.250%, 11/15/14	986
	Union Carbide Corp.,
1,000	7.500%, 06/01/25	1,189
850	7.750%, 10/01/96	914

		14,561

SEE NOTES TO FINANCIAL STATEMENTS.

40	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Metals & Mining — 0.1%
	BHP Billiton Finance USA Ltd., (Australia),
667	1.625%, 02/24/17	669
410	5.400%, 03/29/17	482
400	5.500%, 04/01/14	439
550	6.500%, 04/01/19	692
	Rio Tinto Finance USA Ltd., (Australia),
115	3.500%, 11/02/20	120
550	3.750%, 09/20/21	586
650	9.000%, 05/01/19	897

		3,885

	Total Materials	18,446

	Telecommunication Services — 1.2%
	Diversified Telecommunication Services — 1.1%
6	AT&T Corp., 8.000%, 11/15/31	9
	AT&T, Inc.,
850	4.450%, 05/15/21	954
3,417	4.950%, 01/15/13	3,545
386	5.100%, 09/15/14	427
170	5.350%, 09/01/40	192
250	5.500%, 02/01/18	297
2,700	6.300%, 01/15/38	3,337
350	Bellsouth Capital Funding Corp., 7.120%, 07/15/97	423
	BellSouth Corp.,
1,373	5.200%, 09/15/14	1,518
450	6.875%, 10/15/31	553
	BellSouth Telecommunications, Inc.,
884	6.300%, 12/15/15	941
300	7.000%, 10/01/25	373
2,500	British Telecommunications plc, (United Kingdom), 5.150%, 01/15/13	2,595
600	Centel Capital Corp., 9.000%, 10/15/19	690
	CenturyLink, Inc.,
1,380	6.450%, 06/15/21	1,461
920	Series P, 7.600%, 09/15/39	943
	Deutsche Telekom International Finance B.V., (Netherlands),
336	2.250%, 03/06/17 (e)	334
1,150	4.875%, 07/08/14	1,235
232	4.875%, 03/06/42 (e)	228
400	6.000%, 07/08/19	471
255	8.750%, 06/15/30	363
560	France Telecom S.A., (France), 2.750%, 09/14/16	582
2,100	GTE Corp., 6.840%, 04/15/18	2,597

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Diversified Telecommunication Services — Continued
741	Qwest Corp., 6.750%, 12/01/21	847
	Telecom Italia Capital S.A., (Luxembourg),
1,000	4.950%, 09/30/14	1,009
1,616	5.250%, 11/15/13	1,640
750	6.999%, 06/04/18	772
	Telefonica Emisiones S.A.U., (Spain),
316	5.462%, 02/16/21	318
880	5.855%, 02/04/13	909
515	5.877%, 07/15/19	537
300	6.421%, 06/20/16	323
	Verizon Communications, Inc.,
160	4.750%, 11/01/41	171
650	5.500%, 04/01/17	766
443	5.550%, 02/15/16	513
100	5.850%, 09/15/35	121
175	6.400%, 02/15/38	219
1,250	7.350%, 04/01/39	1,723
350	Verizon Global Funding Corp., 7.750%, 12/01/30	493
1,444	Verizon Pennsylvania, Inc., 8.350%, 12/15/30	1,807
962	Verizon Virginia, Inc., 4.625%, 03/15/13	1,000

		37,236

	Wireless Telecommunication Services — 0.1%
640	America Movil S.A.B. de C.V., (Mexico), 2.375%, 09/08/16	654
500	Cellco Partnership/Verizon Wireless Capital LLC, 5.550%, 02/01/14	544
475	Crown Castle Towers LLC, 3.214%, 08/15/15 (e)	487
1,130	Vodafone Group plc, (United Kingdom), 5.000%, 09/15/15	1,275

		2,960

	Total Telecommunication Services	40,196

	Utilities — 2.0%
	Electric Utilities — 1.4%
222	Alabama Power Co., 6.125%, 05/15/38	292
	Arizona Public Service Co.,
296	4.500%, 04/01/42	303
467	5.050%, 09/01/41	518
	Carolina Power & Light Co.,
888	5.125%, 09/15/13	948
305	5.300%, 01/15/19	360
1,421	CenterPoint Energy Houston Electric LLC, 5.750%, 01/15/14	1,541

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	JPMORGAN INSTITUTIONAL TRUST FUNDS	41

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Electric Utilities — Continued
1,005	Cleveland Electric Illuminating Co. (The), 7.880%, 11/01/17	1,260
831	Comision Federal de Electricidad, (Mexico), 4.875%, 05/26/21 (e)	876
185	Connecticut Light & Power Co. (The), 5.650%, 05/01/18	220
596	Consolidated Edison Co. of New York, Inc., 5.700%, 06/15/40	751
	Duke Energy Carolinas LLC,
129	4.250%, 12/15/41	136
650	5.100%, 04/15/18	759
745	5.625%, 11/30/12	772
1,310	Duke Energy Indiana, Inc., 6.350%, 08/15/38	1,775
950	Enel Finance International N.V., (Netherlands), 5.125%, 10/07/19 (e)	943
	Exelon Generation Co. LLC,
1,020	4.000%, 10/01/20	1,067
229	5.750%, 10/01/41	264
	Florida Power & Light Co.,
410	5.950%, 10/01/33	526
335	5.950%, 02/01/38	441
	Florida Power Corp.,
280	5.650%, 06/15/18	337
220	6.400%, 06/15/38	299
	Georgia Power Co.,
200	5.950%, 02/01/39	255
225	6.000%, 11/01/13	245
229	Great Plains Energy, Inc., 4.850%, 06/01/21	245
100	Indiana Michigan Power Co., 7.000%, 03/15/19	124
100	Jersey Central Power & Light Co., 7.350%, 02/01/19	127
755	John Sevier Combined Cycle Generation LLC, 4.626%, 01/15/42	811
1,400	Kansas City Power & Light Co., 5.300%, 10/01/41	1,514
71	Kiowa Power Partners LLC, 4.811%, 12/30/13 (e)	71
105	MidAmerican Energy Co., 5.300%, 03/15/18	123
	Nevada Power Co.,
55	5.375%, 09/15/40	65
300	5.450%, 05/15/41	355
720	6.500%, 08/01/18	881
	NextEra Energy Capital Holdings, Inc.,
255	5.350%, 06/15/13	267
670	6.000%, 03/01/19	785

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Electric Utilities — Continued
265	7.875%, 12/15/15	318
300	Niagara Mohawk Power Corp., 4.881%, 08/15/19 (e)	333
	Nisource Finance Corp.,
360	4.450%, 12/01/21	381
1,256	5.800%, 02/01/42	1,343
500	Northern States Power Co., 6.250%, 06/01/36	674
	Ohio Power Co.,
320	5.750%, 09/01/13	342
310	6.050%, 05/01/18	367
	Oncor Electric Delivery Co. LLC,
200	5.950%, 09/01/13	214
840	6.800%, 09/01/18	1,028
100	7.000%, 09/01/22	127
	Pacific Gas & Electric Co.,
71	3.250%, 09/15/21	73
390	4.500%, 12/15/41	408
780	5.625%, 11/30/17	931
160	8.250%, 10/15/18	213
	PacifiCorp,
175	5.500%, 01/15/19	209
150	5.650%, 07/15/18	181
100	Peco Energy Co., 5.350%, 03/01/18	118
1,050	Potomac Electric Power Co., 6.500%, 11/15/37	1,411
300	Progress Energy, Inc., 6.050%, 03/15/14	331
772	PSEG Power LLC, 5.125%, 04/15/20	858
	Public Service Co. of Colorado,
90	3.200%, 11/15/20	95
125	5.800%, 08/01/18	151
2,450	Public Service Co. of Oklahoma, 6.625%, 11/15/37	3,148
	Public Service Electric & Gas Co.,
205	5.300%, 05/01/18	245
277	5.375%, 11/01/39	339
2,000	6.330%, 11/01/13	2,176
379	San Diego Gas & Electric Co., 3.950%, 11/15/41	387
	Southern California Edison Co.,
160	4.150%, 09/15/14	173
765	5.500%, 08/15/18	927
391	5.750%, 03/15/14	430
200	5.950%, 02/01/38	263
1,140	6.050%, 03/15/39	1,528

SEE NOTES TO FINANCIAL STATEMENTS.

42	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Electric Utilities — Continued
	Southern Co.,
363	1.950%, 09/01/16	368
250	4.150%, 05/15/14	268
202	Southern Power Co., 5.150%, 09/15/41	219
570	Southwestern Public Service Co., 8.750%, 12/01/18	772
	Spectra Energy Capital LLC,
1,605	5.500%, 03/01/14	1,704
500	6.200%, 04/15/18	580
400	8.000%, 10/01/19	512
	Virginia Electric and Power Co.,
1,005	5.100%, 11/30/12	1,039
1,320	5.400%, 04/30/18	1,572
615	5.950%, 09/15/17	743

		47,755

	Gas Utilities — 0.3%
	AGL Capital Corp.,
563	3.500%, 09/15/21	568
345	4.450%, 04/15/13	355
1,441	5.875%, 03/15/41	1,741
1,243	6.375%, 07/15/16	1,455
	Atmos Energy Corp.,
105	5.125%, 01/15/13	109
250	8.500%, 03/15/19	330
298	Boston Gas Co., 4.487%, 02/15/42 (e)	303
325	CenterPoint Energy Resources Corp., 6.125%, 11/01/17	380
	TransCanada PipeLines Ltd., (Canada),
975	4.000%, 06/15/13	1,010
550	6.200%, 10/15/37	698
250	6.500%, 08/15/18	312
1,100	7.250%, 08/15/38	1,569

		8,830

	Independent Power Producers & Energy Traders — 0.1%
1,500	PPL Energy Supply LLC, 4.600%, 12/15/21	1,557

	Multi-Utilities — 0.2%
	Dominion Resources, Inc.,
900	5.250%, 08/01/33	1,001
782	6.250%, 06/30/12	796
300	7.000%, 06/15/38	413
600	8.875%, 01/15/19	809
1,005	KCP&L Greater Missouri Operations Co., 11.875%, 07/01/12	1,040
375	PG&E Corp., 5.750%, 04/01/14	410

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Multi-Utilities — Continued
	Sempra Energy,
1,145	6.150%, 06/15/18	1,374
150	6.500%, 06/01/16	178
850	8.900%, 11/15/13	949
395	9.800%, 02/15/19	541
	Wisconsin Electric Power Co.,
21	2.950%, 09/15/21	22
450	6.000%, 04/01/14	497
265	6.250%, 12/01/15	311
92	Xcel Energy, Inc., 4.800%, 09/15/41	100

		8,441

	Water Utilities — 0.0% (g)
1,100	American Water Capital Corp., 6.085%, 10/15/17	1,288

	Total Utilities	67,871

	Total Corporate Bonds (Cost $613,138)	657,765

Foreign Government Securities — 1.2%
	Israel Government AID Bond, (Israel),
6,000	Zero Coupon, 08/15/17	5,539
20,000	Zero Coupon, 03/15/18	18,114
5,651	Zero Coupon, 08/15/18	5,043
1,500	Zero Coupon, 11/01/23	1,049
600	Province of Manitoba, (Canada), 2.125%, 04/22/13	611
	Province of Ontario, (Canada),
700	2.700%, 06/16/15	739
2,200	2.950%, 02/05/15	2,333
377	Province of Quebec, (Canada), SUB, 7.365%, 03/06/26	537
	United Mexican States, (Mexico),
1,432	6.375%, 01/16/13	1,492
856	6.625%, 03/03/15	977
3,328	7.500%, 04/08/33	4,676

	Total Foreign Government Securities (Cost $39,134)	41,110

Mortgage Pass-Through Securities — 11.2%
	Federal Home Loan Mortgage Corp.,
56	ARM, 2.104%, 07/01/19	59
568	ARM, 2.189%, 10/01/36	598
190	ARM, 2.345%, 10/01/36	202
849	ARM, 2.355%, 12/01/33	892
56	ARM, 2.356%, 04/01/30	60
429	ARM, 2.470%, 12/01/36	459

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	JPMORGAN INSTITUTIONAL TRUST FUNDS	43

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Mortgage Pass-Through Securities — Continued
589	ARM, 2.473%, 11/01/36	627
1,331	ARM, 2.486%, 03/01/37	1,422
1,408	ARM, 2.506%, 04/01/34	1,486
478	ARM, 2.579%, 02/01/36	508
639	ARM, 2.693%, 12/01/34	676
831	ARM, 2.882%, 10/01/36	885
280	ARM, 3.158%, 02/01/37	298
1,296	ARM, 4.912%, 02/01/36	1,386
1,619	ARM, 4.994%, 01/01/35	1,732
1,184	ARM, 5.069%, 07/01/36	1,267
361	ARM, 5.577%, 05/01/36	387
1,685	ARM, 6.006%, 11/01/36	1,794
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
1,461	4.000%, 08/01/18 - 05/01/19	1,550
257	4.500%, 08/01/18	280
776	5.000%, 12/01/18	838
6,262	5.500%, 06/01/17 - 01/01/24	6,801
88	6.000%, 04/01/18	94
917	6.500%, 08/01/16 - 02/01/19	1,009
107	7.000%, 01/01/17 - 04/01/17	110
1	7.500%, 10/01/14 - 11/01/15	1
4	8.500%, 11/01/15	4
	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
216	6.000%, 12/01/22	237
596	6.500%, 11/01/22	666
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
4,568	4.000%, 10/01/33 - 09/01/35	4,809
8,527	4.500%, 05/01/41	9,064
5,174	5.000%, 09/01/34 - 08/01/40	5,595
3,904	5.500%, 10/01/33 - 07/01/35	4,279
683	6.000%, 12/01/33 - 01/01/34	765
4,091	6.500%, 11/01/34 - 11/01/36	4,632
954	7.000%, 07/01/32 - 10/01/36	1,103
1,187	Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA, 10.000%, 10/01/30	1,424
	Federal Home Loan Mortgage Corp. Gold Pools, Other,
634	5.500%, 10/01/33 - 01/01/34	683
1,875	6.000%, 02/01/33	2,057
169	7.000%, 07/01/29	186
	Federal Home Loan Mortgage Corp., 30 Year, Single Family,
8	12.000%, 08/01/15 - 07/01/19	9
	Federal National Mortgage Association,

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

21	ARM, 1.911%, 03/01/19	21
661	ARM, 2.049%, 11/01/34	697
1,129	ARM, 2.051%, 01/01/33	1,181
2,108	ARM, 2.056%, 01/01/35	2,227
225	ARM, 2.063%, 09/01/34	229
1,098	ARM, 2.120%, 05/01/35	1,159
507	ARM, 2.126%, 01/01/36	529
1,970	ARM, 2.131%, 09/01/35	2,075
853	ARM, 2.190%, 07/01/36	899
344	ARM, 2.235%, 07/01/34	361
426	ARM, 2.236%, 04/01/34	445
1,088	ARM, 2.248%, 11/01/34	1,148
329	ARM, 2.277%, 11/01/33	345
1,133	ARM, 2.315%, 10/01/34	1,202
774	ARM, 2.320%, 10/01/34	821
286	ARM, 2.340%, 09/01/35	304
966	ARM, 2.341%, 01/01/35	1,022
894	ARM, 2.347%, 08/01/34	941
164	ARM, 2.358%, 07/01/33	172
1,464	ARM, 2.379%, 06/01/35	1,553
1,159	ARM, 2.381%, 07/01/33	1,229
421	ARM, 2.383%, 09/01/34	447
507	ARM, 2.386%, 08/01/34	538
2,588	ARM, 2.405%, 04/01/35	2,734
839	ARM, 2.452%, 05/01/34	883
265	ARM, 2.470%, 05/01/35	282
92	ARM, 2.498%, 04/01/34	98
509	ARM, 2.516%, 06/01/36	542
458	ARM, 2.547%, 10/01/34	484
732	ARM, 2.560%, 09/01/33	778
260	ARM, 2.565%, 01/01/34	276
10	ARM, 2.576%, 01/01/19	10
319	ARM, 2.601%, 02/01/35	338
669	ARM, 2.671%, 04/01/35	702
788	ARM, 2.825%, 10/01/36	841
210	ARM, 3.000%, 02/01/34	221
110	ARM, 3.084%, 09/01/27	115
147	ARM, 3.199%, 01/01/36	155
105	ARM, 3.898%, 03/01/29	112
1,251	ARM, 4.935%, 07/01/33	1,334
722	ARM, 5.236%, 01/01/38	771
1,287	ARM, 5.611%, 01/01/23	1,400
	Federal National Mortgage Association, 15 Year, Single Family,
1,419	3.500%, 09/01/18 - 07/01/19	1,492
15,256	4.000%, 07/01/18 - 12/01/18	16,271

SEE NOTES TO FINANCIAL STATEMENTS.

44	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Mortgage Pass-Through Securities — Continued
8,375	4.500%, 06/01/18 - 12/01/19	9,044
2,114	5.000%, 12/01/16 - 08/01/24	2,287
1,967	5.500%, 03/01/20 - 07/01/20	2,144
10,739	6.000%, 06/01/16 - 01/01/24	11,616
366	6.500%, 03/01/17 - 08/01/20	404
458	7.000%, 03/01/17 - 09/01/17	496
17	7.500%, 03/01/17	19
9	8.000%, 11/01/12 - 11/01/15	10
	Federal National Mortgage Association, 20 Year, Single Family,
380	4.500%, 04/01/24	412
2,088	6.500%, 05/01/22 - 04/01/25	2,343
	Federal National Mortgage Association, 30 Year, FHA/VA,
123	6.000%, 09/01/33	137
2,205	6.500%, 03/01/29 - 08/01/39	2,535
48	7.000%, 02/01/33	56
71	8.000%, 06/01/28	85
48	9.000%, 05/01/18 - 12/01/25	52
	Federal National Mortgage Association, 30 Year, Single Family,
1,152	4.500%, 11/01/33 - 02/01/35	1,230
3,034	5.000%, 07/01/33 - 09/01/35	3,328
4,576	5.500%, 09/01/31 - 02/01/38	5,044
5,662	6.000%, 12/01/28 - 09/01/37	6,303
2,128	6.500%, 11/01/29 - 08/01/31	2,438
2,162	7.000%, 01/01/24 - 01/01/39	2,477
1,018	7.500%, 08/01/36 - 11/01/37	1,230
815	8.000%, 03/01/27 - 11/01/28	986
2	9.000%, 04/01/26	2
17	9.500%, 07/01/28	19
9	12.500%, 01/01/16	10
	Federal National Mortgage Association, Other,
1,000	1.000%, 03/01/22	1,000
1,498	1.031%, 01/01/19	1,498
2,000	2.140%, 04/01/19	2,003
5,893	2.490%, 10/01/17	6,107
7,000	2.690%, 10/01/17	7,310
3,250	2.750%, 03/01/22	3,270
3,918	2.970%, 11/01/18	4,117
4,500	3.000%, 02/01/22	4,590
7,304	3.070%, 01/01/22	7,629
2,000	3.120%, 01/01/22	2,084
2,845	3.160%, 02/01/22	2,970
4,000	3.200%, 02/01/22	4,176
10,000	3.230%, 11/01/20	10,564
1,545	3.255%, 12/01/21	1,618
2,297	3.260%, 01/01/22	2,395

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

2,000	3.290%, 10/01/20	2,131
2,000	3.461%, 11/01/20	2,128
2,000	3.503%, 08/01/17	2,148
1,998	3.520%, 01/01/18	2,161
1,503	3.544%, 09/01/20	1,608
2,947	3.600%, 09/01/20	3,179
7,728	3.621%, 09/01/20	8,305
999	3.640%, 01/01/25	1,055
4,961	3.658%, 10/01/20	5,330
1,958	3.740%, 07/01/20	2,125
3,000	3.802%, 09/01/20	3,247
5,000	3.890%, 09/01/21	5,468
2,983	3.906%, 09/01/21	3,241
6,958	3.916%, 09/01/21	7,565
2,000	3.930%, 07/01/20	2,193
4,750	3.980%, 11/01/16	5,062
1,540	3.999%, 01/01/21	1,684
1,439	4.000%, 11/01/33	1,478
2,000	4.061%, 01/01/21	2,195
7,956	4.081%, 07/01/20 - 07/01/21	8,732
2,961	4.130%, 07/01/20 - 08/01/21	3,289
2,380	4.250%, 04/01/21	2,658
1,714	4.257%, 04/01/20	1,897
2,000	4.260%, 07/01/21	2,236
3,000	4.267%, 11/01/19	3,321
2,096	4.290%, 06/01/20	2,344
1,500	4.350%, 04/01/20	1,683
1,480	4.380%, 01/01/21	1,665
1,941	4.381%, 11/01/19	2,161
2,000	4.390%, 05/01/21	2,252
2,000	4.391%, 04/01/21	2,233
2,470	4.443%, 08/01/20 - 04/01/21	2,735
1,483	4.444%, 01/01/21	1,668
1,982	4.474%, 04/01/21	2,223
5,000	4.484%, 06/01/21	5,613
968	4.500%, 03/01/20	1,083
980	4.514%, 04/01/20	1,104
1,961	4.515%, 02/01/20	2,207
7,844	4.530%, 12/01/19	8,877
4,385	4.540%, 01/01/20	4,956
2,000	4.546%, 02/01/20	2,250
2,969	4.629%, 02/01/21	3,355
3,958	4.794%, 01/01/21	4,497
770	5.500%, 03/01/17 - 09/01/33	831
3,519	6.000%, 09/01/37 - 06/01/39	3,766
2,474	6.070%, 11/01/18	2,681
1,117	6.500%, 01/01/36 - 07/01/36	1,251

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	JPMORGAN INSTITUTIONAL TRUST FUNDS	45

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Mortgage Pass-Through Securities — Continued
110	7.000%, 10/01/46	124
116	10.890%, 04/15/19	132
	Government National Mortgage Association II, 30 Year, Single Family,
572	4.500%, 08/20/33	630
9,855	6.000%, 09/20/38	11,049
87	7.500%, 02/20/28 - 09/20/28	104
137	8.000%, 12/20/25 - 09/20/28	165
43	8.500%, 05/20/25	52
	Government National Mortgage Association, 15 Year, Single Family,
115	6.500%, 06/15/17	127
139	8.000%, 01/15/16	151
	Government National Mortgage Association, 30 Year, Single Family,
436	6.500%, 03/15/28 - 04/15/33	509
310	7.000%, 02/15/33 - 06/15/33	370
92	7.500%, 11/15/22 - 11/15/31	104
22	8.000%, 09/15/22 - 08/15/28	24
5	9.000%, 12/15/16	5
1,257	9.500%, 10/15/24	1,502

	Total Mortgage Pass-Through Securities (Cost $366,143)	387,275

Municipal Bonds — 0.2%
	Illinois — 0.0% (g)
140	State of Illinois, Taxable Pension, GO, 5.100%, 06/01/33	134

	New York — 0.1%
350	New York State Dormitory Authority, State Personal Income Tax, Build America Bonds, Rev., 5.600%, 03/15/40	426
1,815	Port Authority of New York & New Jersey, Rev., 5.647%, 11/01/40	2,171

		2,597

	Ohio — 0.1%
1,300	American Municipal Power, Inc., Build America Bonds, Series B, Rev., 7.499%, 02/15/50	1,687
1,563	Ohio State University (The), Series A, Rev., 4.800%, 06/01/11	1,659

		3,346

	Total Municipal Bonds (Cost $5,147)	6,077

Supranational — 0.0% (g)
	Corp. Andina de Fomento,
641	3.750%, 01/15/16	659
397	5.200%, 05/21/13	412

	Total Supranational (Cost $1,045)	1,071

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

U.S. Government Agency Securities — 1.4%
1,000	Federal Farm Credit Bank, 5.125%, 11/15/18	1,210
1,500	Federal Home Loan Banks, 5.500%, 07/15/36	1,924
	Federal National Mortgage Association,
6,000	Zero Coupon, 06/01/17	5,561
1,000	5.000%, 05/11/17	1,193
	Financing Corp. Fico,
2,000	Zero Coupon, 04/05/19	1,735
1,000	Zero Coupon, 09/26/19	852
	Government Trust Certificate,
4,000	Zero Coupon, 10/01/15	3,793
5,000	Zero Coupon, 04/01/16	4,682
13,319	Zero Coupon, 10/01/19	11,024
	Residual Funding Corp., STRIPS,
9,900	Zero Coupon, 07/15/20	8,248
4,800	Zero Coupon, 10/15/20	3,945
300	Tennessee Valley Authority, 4.625%, 09/15/60	342
2,000	Tennessee Valley Authority Generic STRIPS, Zero Coupon, 05/01/19	1,716

	Total U.S. Government Agency Securities (Cost $44,592)	46,225

U.S. Treasury Obligations — 23.4%
	U.S. Treasury Bonds,
4,175	4.500%, 02/15/36	5,309
300	4.500%, 08/15/39	384
100	4.750%, 02/15/37	132
1,250	5.375%, 02/15/31	1,742
750	6.125%, 11/15/27	1,094
300	6.125%, 08/15/29	445
1,046	6.250%, 08/15/23	1,485
900	6.250%, 05/15/30	1,363
400	6.625%, 02/15/27	605
500	7.125%, 02/15/23	750
4,000	7.500%, 11/15/16	5,236
1,881	7.875%, 02/15/21	2,849
864	8.125%, 05/15/21	1,334
2,125	8.500%, 02/15/20	3,245
1,500	8.750%, 05/15/20	2,334
6,675	8.750%, 08/15/20	10,456
21,585	8.875%, 08/15/17	30,703
	U.S. Treasury Inflation Indexed Bonds,
300	2.500%, 01/15/29	429
799	3.625%, 04/15/28 (m)	1,690
	U.S. Treasury Inflation Indexed Notes,
1,000	0.500%, 04/15/15	1,109
1,000	1.125%, 01/15/21	1,179

SEE NOTES TO FINANCIAL STATEMENTS.

46	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

U.S. Treasury Obligations — Continued
630	1.375%, 07/15/18	763
5,000	2.000%, 04/15/12	5,591
1,000	2.000%, 01/15/14	1,313
	U.S. Treasury Notes,
11,445	1.375%, 11/30/18	11,474
2,150	1.500%, 08/31/18	2,180
31,000	1.750%, 10/31/18 (m)	31,862
12,245	2.125%, 12/31/15	12,949
21,200	2.625%, 12/31/14	22,505
1,000	2.625%, 02/29/16	1,078
4,575	2.625%, 04/30/16	4,937
9,300	2.625%, 01/31/18	10,112
19,485	2.750%, 05/31/17	21,290
7,500	2.750%, 12/31/17	8,206
8,000	3.125%, 10/31/16	8,850
6,015	3.125%, 04/30/17	6,684
10,933	3.125%, 05/15/19	12,207
14,950	3.250%, 12/31/16	16,655
12,300	3.250%, 03/31/17	13,734
3,725	4.500%, 11/15/15	4,260
10,000	4.750%, 08/15/17	12,005
	U.S. Treasury STRIPS,
14,400	02/15/14 (m)	14,310
7,265	08/15/14 (m)	7,195
23,253	11/15/14 (m)	22,984
16,930	02/15/15 (m)	16,686
8,500	02/15/15	8,381
3,626	05/15/15	3,565
3,253	08/15/15	3,190
10,350	08/15/15	10,150
28,397	11/15/15	27,763
5,445	11/15/15	5,348
51,751	02/15/16	50,416
13,325	05/15/16	12,906
1,000	05/15/16	970
5,181	08/15/16	4,994
15,857	11/15/16	15,209
20,229	02/15/17	19,298
21,411	08/15/17	20,209
19,389	11/15/17	18,182
2,000	02/15/18	1,862
3,400	05/15/18	3,143
16,241	08/15/18	14,897
6,982	02/15/19	6,312
9,595	05/15/19	8,600
22,210	08/15/19	19,758

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

1,250	02/15/20	1,092
60,702	05/15/20 (m)	52,553
250	05/15/20	218
36,775	08/15/20 (m)	31,562
1,000	11/15/20	850
8,000	05/15/21	6,667
3,750	08/15/21	3,094
4,925	11/15/21	4,026
1,278	02/15/22	1,034
5,487	02/15/23	4,255
1,500	05/15/23	1,151
200	05/15/24	147
600	08/15/24	435
1,400	11/15/24	1,004
1,000	02/15/26	677
1,500	05/15/26	1,005
2,400	08/15/26	1,591
28,150	11/15/26	18,460
27,350	02/15/27	17,749
3,550	05/15/27	2,281
5,000	08/15/27	3,181
800	11/15/27	504
7,050	02/15/28	4,397
1,600	05/15/28	989
3,000	08/15/28	1,837
2,500	11/15/28	1,516
925	02/15/29	556
1,600	08/15/29	943
1,650	11/15/29	963
21,300	02/15/30	12,325
2,000	05/15/30	1,147
8,200	08/15/30	4,655
7,425	11/15/30	4,177
600	02/15/31	334
1,550	05/15/31	854
1,500	08/15/31	819
3,000	11/15/31	1,623
350	02/15/32	187
1,000	05/15/32	530
350	08/15/32	184
5,640	11/15/32	2,935
10,150	05/15/33	5,181
3,050	08/15/33	1,541
3,500	11/15/33	1,751
4,000	02/15/34	1,983
2,800	05/15/34	1,373

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	JPMORGAN INSTITUTIONAL TRUST FUNDS	47

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

U.S. Treasury Obligations — Continued
1,300	08/15/34	631
2,350	02/15/35	1,120
100	08/15/35	47

	Total U.S. Treasury Obligations (Cost $724,689)	806,990

SHARES
Short-Term Investment — 2.4%
	Investment Company — 2.4%
83,998	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.170% (b) (l) (Cost $83,998)	83,998

	Total Investments — 99.8% (Cost $3,201,525)	3,450,281
	Other Assets in Excess of Liabilities — 0.2%	8,040

	NET ASSETS — 100.0%	$3,458,321

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

48	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2012

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — 98.8%
	Consumer Discretionary — 10.7%
	Auto Components — 0.3%
3	BorgWarner, Inc. (a)	219
6	Goodyear Tire & Rubber Co. (The) (a)	75
16	Johnson Controls, Inc.	534

		828

	Automobiles — 0.4%
91	Ford Motor Co.	1,132
6	Harley-Davidson, Inc.	260

		1,392

	Distributors — 0.1%
4	Genuine Parts Co.	235

	Diversified Consumer Services — 0.1%
3	Apollo Group, Inc., Class A (a)	119
1	DeVry, Inc.	52
7	H&R Block, Inc.	115

		286

	Hotels, Restaurants & Leisure — 1.9%
11	Carnival Corp.	330
1	Chipotle Mexican Grill, Inc. (a)	294
3	Darden Restaurants, Inc.	162
7	International Game Technology	107
6	Marriott International, Inc., Class A	227
25	McDonald’s Corp.	2,444
18	Starbucks Corp.	871
5	Starwood Hotels & Resorts Worldwide, Inc.	249
4	Wyndham Worldwide Corp.	161
2	Wynn Resorts Ltd.	226
11	Yum! Brands, Inc.	734

		5,805

	Household Durables — 0.2%
7	D.R. Horton, Inc.	96
2	Harman International Industries, Inc.	83
3	Leggett & Platt, Inc.	76
4	Lennar Corp., Class A	90
7	Newell Rubbermaid, Inc.	127
8	PulteGroup, Inc. (a)	72
2	Whirlpool Corp.	139

		683

	Internet & Catalog Retail — 0.9%
9	Amazon.com, Inc. (a)	1,572
2	Expedia, Inc.	78
1	NetFlix, Inc. (a)	147
1	priceline.com, Inc. (a)	751

SHARES		SECURITY DESCRIPTION	VALUE($)

		Internet & Catalog Retail — Continued
2		TripAdvisor, Inc. (a)	73

			2,621

		Leisure Equipment & Products — 0.1%
3		Hasbro, Inc.	99
8		Mattel, Inc.	264

			363

		Media — 3.2%
5		Cablevision Systems Corp., Class A	76
16		CBS Corp. (Non-Voting), Class B	471
66		Comcast Corp., Class A	1,926
17		DIRECTV, Class A (a)	786
6		Discovery Communications, Inc., Class A (a)	296
6		Gannett Co., Inc.	85
11		Interpublic Group of Cos., Inc. (The)	130
7		McGraw-Hill Cos., Inc. (The)	311
53		News Corp., Class A	1,048
7		Omnicom Group, Inc.	328
2		Scripps Networks Interactive, Inc., Class A	106
8		Time Warner Cable, Inc.	609
24		Time Warner, Inc.	896
13		Viacom, Inc., Class B	632
43		Walt Disney Co. (The)	1,815
—	(h)	Washington Post Co. (The), Class B	46

			9,561

		Multiline Retail — 0.8%
2		Big Lots, Inc. (a)	69
3		Dollar Tree, Inc. (a)	253
3		Family Dollar Stores, Inc.	153
3		J.C. Penney Co., Inc.	136
6		Kohl’s Corp.	303
10		Macy’s, Inc.	383
4		Nordstrom, Inc.	209
1		Sears Holdings Corp. (a)	64
16		Target Corp.	916

			2,486

		Specialty Retail — 2.0%
2		Abercrombie & Fitch Co., Class A	95
1		AutoNation, Inc. (a)	39
1		AutoZone, Inc. (a)	252
6		Bed Bath & Beyond, Inc. (a)	345
7		Best Buy Co., Inc.	174
5		CarMax, Inc. (a)	167
3		GameStop Corp., Class A	76

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	JPMORGAN INSTITUTIONAL TRUST FUNDS	49

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — Continued
	Specialty Retail — Continued
8	Gap, Inc. (The)	195
37	Home Depot, Inc. (The)	1,764
6	Limited Brands, Inc.	275
30	Lowe’s Cos., Inc.	855
3	O’Reilly Automotive, Inc. (a)	267
6	Ross Stores, Inc.	297
17	Staples, Inc.	247
3	Tiffany & Co.	198
18	TJX Cos., Inc.	664
3	Urban Outfitters, Inc. (a)	76

		5,986

	Textiles, Apparel & Luxury Goods — 0.7%
7	Coach, Inc.	525
9	NIKE, Inc., Class B	963
2	Ralph Lauren Corp.	270
2	V.F. Corp.	306

		2,064

	Total Consumer Discretionary	32,310

	Consumer Staples — 10.7%
	Beverages — 2.4%
4	Beam, Inc.	206
2	Brown-Forman Corp., Class B	198
55	Coca-Cola Co. (The)	3,817
8	Coca-Cola Enterprises, Inc.	217
4	Constellation Brands, Inc., Class A (a)	91
5	Dr. Pepper Snapple Group, Inc.	196
4	Molson Coors Brewing Co., Class B	167
38	PepsiCo, Inc.	2,367

		7,259

	Food & Staples Retailing — 2.3%
10	Costco Wholesale Corp.	897
31	CVS Caremark Corp.	1,412
14	Kroger Co. (The)	342
8	Safeway, Inc.	176
5	SUPERVALU, Inc.	33
14	Sysco Corp.	418
21	Walgreen Co.	709
42	Wal-Mart Stores, Inc.	2,482
4	Whole Foods Market, Inc.	310

		6,779

	Food Products — 1.8%
16	Archer-Daniels-Midland Co.	501
4	Campbell Soup Co.	144

SHARES	SECURITY DESCRIPTION	VALUE($)

	Food Products — Continued
10	ConAgra Foods, Inc.	262
4	Dean Foods Co. (a)	54
15	General Mills, Inc.	593
8	H.J. Heinz Co.	406
4	Hershey Co. (The)	223
3	Hormel Foods Corp.	94
3	JM Smucker Co. (The)	206
6	Kellogg Co.	312
42	Kraft Foods, Inc., Class A	1,618
3	McCormick & Co., Inc. (Non-Voting)	161
5	Mead Johnson Nutrition Co.	381
14	Sara Lee Corp.	288
7	Tyson Foods, Inc., Class A	133

		5,376

	Household Products — 2.1%
3	Clorox Co. (The)	214
12	Colgate-Palmolive Co.	1,085
9	Kimberly-Clark Corp.	691
66	Procter & Gamble Co. (The)	4,469

		6,459

	Personal Products — 0.2%
10	Avon Products, Inc.	194
5	Estee Lauder Cos., Inc. (The), Class A	314

		508

	Tobacco — 1.9%
49	Altria Group, Inc.	1,489
3	Lorillard, Inc.	426
42	Philip Morris International, Inc.	3,489
8	Reynolds American, Inc.	341

		5,745

	Total Consumer Staples	32,126

	Energy — 11.9%
	Energy Equipment & Services — 2.0%
10	Baker Hughes, Inc.	528
6	Cameron International Corp. (a)	329
2	Diamond Offshore Drilling, Inc.	114
6	FMC Technologies, Inc. (a)	289
22	Halliburton Co.	810
3	Helmerich & Payne, Inc.	158
7	Nabors Industries Ltd., (Bermuda) (a)	151
10	National Oilwell Varco, Inc.	841
6	Noble Corp., (Switzerland) (a)	246
3	Rowan Cos., Inc. (a)	111

SEE NOTES TO FINANCIAL STATEMENTS.

50	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2012

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — Continued
	Energy Equipment & Services — Continued
32	Schlumberger Ltd.	2,506

		6,083

	Oil, Gas & Consumable Fuels — 9.9%
5	Alpha Natural Resources, Inc. (a)	98
12	Anadarko Petroleum Corp.	1,008
9	Apache Corp.	997
5	Cabot Oil & Gas Corp.	175
16	Chesapeake Energy Corp.	397
48	Chevron Corp.	5,227
32	ConocoPhillips	2,445
5	Consol Energy, Inc.	195
10	Denbury Resources, Inc. (a)	190
10	Devon Energy Corp.	712
19	El Paso Corp.	516
6	EOG Resources, Inc.	736
4	EQT Corp.	191
115	Exxon Mobil Corp.	9,973
7	Hess Corp.	465
17	Marathon Oil Corp.	574
9	Marathon Petroleum Corp.	356
5	Murphy Oil Corp.	298
3	Newfield Exploration Co. (a)	115
4	Noble Energy, Inc.	412
20	Occidental Petroleum Corp.	2,038
7	Peabody Energy Corp.	227
3	Pioneer Natural Resources Co.	323
4	QEP Resources, Inc.	145
4	Range Resources Corp.	240
8	Southwestern Energy Co. (a)	276
16	Spectra Energy Corp.	491
3	Sunoco, Inc.	99
3	Tesoro Corp. (a)	91
13	Valero Energy Corp.	330
14	Williams Cos., Inc. (The)	424
5	WPX Energy, Inc. (a)	86

		29,850

	Total Energy	35,933

	Financials — 14.1%
	Capital Markets — 1.9%
5	Ameriprise Financial, Inc.	303
29	Bank of New York Mellon Corp. (The)	645
2	BlackRock, Inc.	480
26	Charles Schwab Corp. (The)	360
6	E*Trade Financial Corp. (a)	59

SHARES	SECURITY DESCRIPTION	VALUE($)

	Capital Markets — Continued
2	Federated Investors, Inc., Class B	45
4	Franklin Resources, Inc.	413
12	Goldman Sachs Group, Inc. (The)	1,364
11	Invesco Ltd.	269
3	Legg Mason, Inc.	82
36	Morgan Stanley	662
6	Northern Trust Corp.	257
12	State Street Corp.	500
6	T. Rowe Price Group, Inc.	374

		5,813

	Commercial Banks — 2.7%
17	BB&T Corp.	490
5	Comerica, Inc.	142
22	Fifth Third Bancorp	301
6	First Horizon National Corp.	60
21	Huntington Bancshares, Inc.	121
23	KeyCorp	186
3	M&T Bank Corp.	247
13	PNC Financial Services Group, Inc.	753
30	Regions Financial Corp.	174
13	SunTrust Banks, Inc.	297
46	U.S. Bancorp	1,350
127	Wells Fargo & Co.	3,969
4	Zions Bancorp	84

		8,174

	Consumer Finance — 0.9%
24	American Express Co.	1,285
13	Capital One Financial Corp.	674
13	Discover Financial Services	397
12	SLM Corp.	193

		2,549

	Diversified Financial Services — 3.0%
244	Bank of America Corp.	1,943
70	Citigroup, Inc.	2,344
2	CME Group, Inc.	462
2	IntercontinentalExchange, Inc. (a)	241
91	JPMorgan Chase & Co. (q)	3,586
5	Leucadia National Corp.	136
5	Moody’s Corp.	181
3	NASDAQ OMX Group, Inc. (The) (a)	81
6	NYSE Euronext	188

		9,162

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	JPMORGAN INSTITUTIONAL TRUST FUNDS	51

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — Continued
	Insurance — 3.5%
8	ACE Ltd., (Switzerland)	581
11	Aflac, Inc.	531
12	Allstate Corp. (The)	382
11	American International Group, Inc. (a)	307
8	Aon Corp.	364
2	Assurant, Inc.	94
42	Berkshire Hathaway, Inc., Class B (a)	3,318
7	Chubb Corp. (The)	455
4	Cincinnati Financial Corp.	137
12	Genworth Financial, Inc., Class A (a)	107
11	Hartford Financial Services Group, Inc.	222
7	Lincoln National Corp.	180
7	Loews Corp.	287
13	Marsh & McLennan Cos., Inc.	404
25	MetLife, Inc.	981
7	Principal Financial Group, Inc.	203
15	Progressive Corp. (The)	318
11	Prudential Financial, Inc.	694
2	Torchmark Corp.	119
10	Travelers Cos., Inc. (The)	576
7	Unum Group	162
8	XL Group plc, (Ireland)	160

		10,582

	Real Estate Investment Trusts (REITs) — 1.9%
9	American Tower Corp.	592
3	Apartment Investment & Management Co., Class A	72
2	AvalonBay Communities, Inc.	297
4	Boston Properties, Inc.	361
7	Equity Residential	406
10	HCP, Inc.	387
5	Health Care REIT, Inc.	272
17	Host Hotels & Resorts, Inc.	268
10	Kimco Realty Corp.	180
4	Plum Creek Timber Co., Inc.	152
11	ProLogis, Inc.	371
3	Public Storage	458
7	Simon Property Group, Inc.	957
7	Ventas, Inc.	387
4	Vornado Realty Trust	363
13	Weyerhaeuser Co.	269

		5,792

	Real Estate Management & Development — 0.1%
8	CBRE Group, Inc., Class A (a)	143

SHARES	SECURITY DESCRIPTION	VALUE($)

	Thrifts & Mortgage Finance — 0.1%
13	Hudson City Bancorp, Inc.	87
9	People’s United Financial, Inc.	109

		196

	Total Financials	42,411

	Health Care — 11.2%
	Biotechnology — 1.2%
19	Amgen, Inc.	1,297
6	Biogen Idec, Inc. (a)	680
11	Celgene Corp. (a)	783
18	Gilead Sciences, Inc. (a)	822

		3,582

	Health Care Equipment & Supplies — 1.8%
14	Baxter International, Inc.	788
5	Becton, Dickinson & Co.	394
36	Boston Scientific Corp. (a)	221
2	C.R. Bard, Inc.	193
5	CareFusion Corp. (a)	139
12	Covidien plc, (Ireland)	606
3	DENTSPLY International, Inc.	132
3	Edwards Lifesciences Corp. (a)	201
1	Intuitive Surgical, Inc. (a)	480
25	Medtronic, Inc.	968
8	St. Jude Medical, Inc.	323
8	Stryker Corp.	420
3	Varian Medical Systems, Inc. (a)	177
4	Zimmer Holdings, Inc. (a)	262

		5,304

	Health Care Providers & Services — 2.1%
9	Aetna, Inc.	408
6	AmerisourceBergen Corp.	232
8	Cardinal Health, Inc.	345
7	Cigna Corp.	303
3	Coventry Health Care, Inc. (a)	113
2	DaVita, Inc. (a)	195
12	Express Scripts, Inc. (a)	624
4	Humana, Inc.	343
2	Laboratory Corp. of America Holdings (a)	214
6	McKesson Corp.	493
9	Medco Health Solutions, Inc. (a)	629
2	Patterson Cos., Inc.	72
4	Quest Diagnostics, Inc.	220
10	Tenet Healthcare Corp. (a)	59
26	UnitedHealth Group, Inc.	1,430

SEE NOTES TO FINANCIAL STATEMENTS.

52	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2012

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — Continued
	Health Care Providers & Services — Continued
8	WellPoint, Inc.	549

		6,229

	Health Care Technology — 0.1%
4	Cerner Corp. (a)	259

	Life Sciences Tools & Services — 0.4%
8	Agilent Technologies, Inc. (a)	364
4	Life Technologies Corp. (a)	203
3	PerkinElmer, Inc.	74
9	Thermo Fisher Scientific, Inc. (a)	515
2	Waters Corp. (a)	193

		1,349

	Pharmaceuticals — 5.6%
37	Abbott Laboratories	2,121
7	Allergan, Inc.	657
41	Bristol-Myers Squibb Co.	1,311
25	Eli Lilly & Co.	962
6	Forest Laboratories, Inc. (a)	209
4	Hospira, Inc. (a)	141
66	Johnson & Johnson	4,275
73	Merck & Co., Inc.	2,799
10	Mylan, Inc. (a)	241
2	Perrigo Co.	231
185	Pfizer, Inc.	3,902
3	Watson Pharmaceuticals, Inc. (a)	178

		17,027

	Total Health Care	33,750

	Industrials — 10.7%
	Aerospace & Defense — 2.6%
18	Boeing Co. (The)	1,340
9	General Dynamics Corp.	627
3	Goodrich Corp.	379
19	Honeywell International, Inc.	1,108
2	L-3 Communications Holdings, Inc.	169
6	Lockheed Martin Corp.	564
6	Northrop Grumman Corp.	376
3	Precision Castparts Corp.	581
8	Raytheon Co.	421
4	Rockwell Collins, Inc.	216
7	Textron, Inc.	184
22	United Technologies Corp.	1,828

		7,793

	Air Freight & Logistics — 1.0%
4	C.H. Robinson Worldwide, Inc.	261

SHARES	SECURITY DESCRIPTION	VALUE($)

	Air Freight & Logistics — Continued
5	Expeditors International of Washington, Inc.	222
8	FedEx Corp.	687
23	United Parcel Service, Inc., Class B	1,785

		2,955

	Airlines — 0.1%
19	Southwest Airlines Co.	168

	Building Products — 0.0% (g)
9	Masco Corp.	102

	Commercial Services & Supplies — 0.4%
3	Avery Dennison Corp.	77
3	Cintas Corp.	102
4	Iron Mountain, Inc.	139
5	Pitney Bowes, Inc.	87
5	R.R. Donnelley & Sons Co.	63
8	Republic Services, Inc.	226
2	Stericycle, Inc. (a)	178
11	Waste Management, Inc.	387

		1,259

	Construction & Engineering — 0.2%
4	Fluor Corp.	247
3	Jacobs Engineering Group, Inc. (a)	142
5	Quanta Services, Inc. (a)	106

		495

	Electrical Equipment — 0.6%
4	Cooper Industries plc	233
18	Emerson Electric Co.	890
3	Rockwell Automation, Inc.	273
2	Roper Industries, Inc.	213

		1,609

	Industrial Conglomerates — 2.5%
17	3M Co.	1,477
14	Danaher Corp.	724
254	General Electric Co.	4,837
11	Tyco International Ltd., (Switzerland)	576

		7,614

	Machinery — 2.2%
16	Caterpillar, Inc.	1,776
5	Cummins, Inc.	559
10	Deere & Co.	826
4	Dover Corp.	286
8	Eaton Corp.	420
1	Flowserve Corp.	158

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	JPMORGAN INSTITUTIONAL TRUST FUNDS	53

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — Continued
	Machinery — Continued
12	Illinois Tool Works, Inc.	647
8	Ingersoll-Rand plc, (Ireland)	299
3	Joy Global, Inc.	220
9	PACCAR, Inc.	397
3	Pall Corp.	176
4	Parker Hannifin Corp.	326
1	Snap-on, Inc.	86
4	Stanley Black & Decker, Inc.	312
4	Xylem, Inc.	115

		6,603

	Professional Services — 0.1%
1	Dun & Bradstreet Corp. (The)	97
3	Equifax, Inc.	122
3	Robert Half International, Inc.	98

		317

	Road & Rail — 0.8%
25	CSX Corp.	531
8	Norfolk Southern Corp.	557
1	Ryder System, Inc.	65
12	Union Pacific Corp.	1,281

		2,434

	Trading Companies & Distributors — 0.2%
7	Fastenal Co.	374
1	W.W. Grainger, Inc.	303

		677

	Total Industrials	32,026

	Information Technology — 19.9%
	Communications Equipment — 2.1%
129	Cisco Systems, Inc.	2,571
2	F5 Networks, Inc. (a)	239
3	Harris Corp.	121
6	JDS Uniphase Corp. (a)	72
13	Juniper Networks, Inc. (a)	288
6	Motorola Mobility Holdings, Inc. (a)	252
7	Motorola Solutions, Inc.	343
40	QUALCOMM, Inc.	2,514

		6,400

	Computers & Peripherals — 5.4%
22	Apple, Inc. (a)	12,127
37	Dell, Inc. (a)	635
49	EMC Corp. (a)	1,359
48	Hewlett-Packard Co.	1,209
2	Lexmark International, Inc., Class A	64

SHARES	SECURITY DESCRIPTION	VALUE($)

	Computers & Peripherals — Continued
9	NetApp, Inc. (a)	371
6	SanDisk Corp. (a)	286
6	Western Digital Corp. (a)	221

		16,272

	Electronic Equipment, Instruments & Components — 0.5%
4	Amphenol Corp., Class A	223
38	Corning, Inc.	493
4	FLIR Systems, Inc.	98
4	Jabil Circuit, Inc.	114
3	Molex, Inc.	90
10	TE Connectivity Ltd., (Switzerland)	373

		1,391

	Internet Software & Services — 1.8%
4	Akamai Technologies, Inc. (a)	155
28	eBay, Inc. (a)	988
6	Google, Inc., Class A (a)	3,757
4	VeriSign, Inc.	141
30	Yahoo!, Inc. (a)	443

		5,484

	IT Services — 3.8%
15	Accenture plc, (Ireland), Class A	918
12	Automatic Data Processing, Inc.	639
7	Cognizant Technology Solutions Corp., Class A (a)	516
4	Computer Sciences Corp.	118
6	Fidelity National Information Services, Inc.	185
3	Fiserv, Inc. (a)	225
28	International Business Machines Corp.	5,577
3	MasterCard, Inc., Class A	1,077
8	Paychex, Inc.	243
7	SAIC, Inc. (a)	81
4	Teradata Corp. (a)	268
4	Total System Services, Inc.	85
12	Visa, Inc., Class A	1,424
15	Western Union Co. (The)	260

		11,616

	Office Electronics — 0.1%
33	Xerox Corp.	274

	Semiconductors & Semiconductor Equipment — 2.4%
14	Advanced Micro Devices, Inc. (a)	103
8	Altera Corp.	297
7	Analog Devices, Inc.	281
31	Applied Materials, Inc.	384

SEE NOTES TO FINANCIAL STATEMENTS.

54	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2012

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — Continued
	Semiconductors & Semiconductor Equipment — Continued
12	Broadcom Corp., Class A (a)	434
1	First Solar, Inc. (a)	46
122	Intel Corp.	3,292
4	KLA-Tencor Corp.	194
5	Linear Technology Corp.	183
14	LSI Corp. (a)	117
5	Microchip Technology, Inc.	166
24	Micron Technology, Inc. (a)	203
2	Novellus Systems, Inc. (a)	74
15	NVIDIA Corp. (a)	223
4	Teradyne, Inc. (a) (c)	73
27	Texas Instruments, Inc.	917
6	Xilinx, Inc.	233

		7,220

	Software — 3.8%
12	Adobe Systems, Inc. (a)	388
5	Autodesk, Inc. (a)	207
4	BMC Software, Inc. (a)	153
9	CA, Inc.	241
4	Citrix Systems, Inc. (a)	335
8	Electronic Arts, Inc. (a)	130
7	Intuit, Inc.	414
180	Microsoft Corp.	5,716
95	Oracle Corp.	2,770
5	Red Hat, Inc. (a)	230
3	Salesforce.com, Inc. (a)	468
18	Symantec Corp. (a)	316

		11,368

	Total Information Technology	60,025

	Materials — 3.5%
	Chemicals — 2.3%
5	Air Products & Chemicals, Inc.	457
2	Airgas, Inc.	135
2	CF Industries Holdings, Inc.	292
28	Dow Chemical Co. (The)	953
22	E.I. du Pont de Nemours & Co.	1,130
3	Eastman Chemical Co.	179
7	Ecolab, Inc.	433
2	FMC Corp.	168
2	International Flavors & Fragrances, Inc.	111
13	Monsanto Co.	996
7	Mosaic Co. (The)	414
4	PPG Industries, Inc.	339
7	Praxair, Inc.	786

SHARES	SECURITY DESCRIPTION	VALUE($)

	Chemicals — Continued
2	Sherwin-Williams Co. (The)	214
3	Sigma-Aldrich Corp.	208

		6,815

	Construction Materials — 0.0% (g)
3	Vulcan Materials Co.	139

	Containers & Packaging — 0.1%
4	Ball Corp.	157
2	Bemis Co., Inc.	78
4	Owens-Illinois, Inc. (a)	94
5	Sealed Air Corp.	91

		420

	Metals & Mining — 0.9%
26	Alcoa, Inc.	260
3	Allegheny Technologies, Inc.	112
3	Cliffs Natural Resources, Inc.	218
23	Freeport-McMoRan Copper & Gold, Inc.	971
12	Newmont Mining Corp.	707
8	Nucor Corp.	332
2	Titanium Metals Corp.	29
3	United States Steel Corp.	94

		2,723

	Paper & Forest Products — 0.2%
11	International Paper Co.	370
4	MeadWestvaco Corp.	124

		494

	Total Materials	10,591

	Telecommunication Services — 2.7%
	Diversified Telecommunication Services — 2.6%
143	AT&T, Inc.	4,361
15	CenturyLink, Inc.	598
24	Frontier Communications Corp.	110
68	Verizon Communications, Inc.	2,595
14	Windstream Corp.	169

		7,833

	Wireless Telecommunication Services — 0.1%
7	MetroPCS Communications, Inc. (a)	73
72	Sprint Nextel Corp. (a)	178

		251

	Total Telecommunication Services	8,084

	Utilities — 3.4%
	Electric Utilities — 1.8%
12	American Electric Power Co., Inc.	437

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	JPMORGAN INSTITUTIONAL TRUST FUNDS	55

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — Continued
	Electric Utilities — Continued
32	Duke Energy Corp.	671
8	Edison International	328
4	Entergy Corp.	282
16	Exelon Corp.	623
10	FirstEnergy Corp.	446
10	NextEra Energy, Inc.	605
4	Northeast Utilities	153
5	Pepco Holdings, Inc.	106
3	Pinnacle West Capital Corp.	123
14	PPL Corp.	397
7	Progress Energy, Inc.	377
21	Southern Co. (The)	916

		5,464

	Gas Utilities — 0.1%
3	AGL Resources, Inc.	112
2	ONEOK, Inc.	205

		317

	Independent Power Producers & Energy Traders — 0.2%
16	AES Corp. (The) (a)	210
5	Constellation Energy Group, Inc.	176
6	NRG Energy, Inc. (a)	95

		481

	Multi-Utilities — 1.3%
6	Ameren Corp.	187
10	CenterPoint Energy, Inc.	200
6	CMS Energy Corp.	130
7	Consolidated Edison, Inc.	409
14	Dominion Resources, Inc.	691
4	DTE Energy Co.	220
2	Integrys Energy Group, Inc.	97
7	NiSource, Inc.	162
10	PG&E Corp.	407
12	Public Service Enterprise Group, Inc.	375
3	SCANA Corp.	125
6	Sempra Energy	341
5	TECO Energy, Inc.	93
6	Wisconsin Energy Corp.	190

SHARES	SECURITY DESCRIPTION	VALUE($)

	Multi-Utilities — Continued
12	Xcel Energy, Inc.	309

		3,936

	Total Utilities	10,198

	Total Common Stocks (Cost $210,771)	297,454

Investment Company — 0.1%
2	SPDR S&P 500 ETF Trust (Cost $242)	287

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.0% (g)
240	U.S. Treasury Bills, 0.020%, 03/15/12 (k) (n) (Cost $240)	240

NUMBER OF WARRANTS
Warrant — 0.0% (g)
	Financials — 0.0% (g)
	Insurance — 0.0% (g)
2	American International Group, Inc., expiring 01/19/21 (a) (Cost $—)	17

SHARES
Short-Term Investment — 0.9%
	Investment Company — 0.9%
2,565	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.170% (b) (l) (m) (Cost $2,565)	2,565

Investment of Cash Collateral for Securities on Loan — 0.0% (g)
	Investment Company — 0.0% (g)
33	JPMorgan Prime Money Market Fund, Capital Shares, 0.200% (b) (l) (Cost $33)	33

	Total Investments — 99.8% (Cost $213,851)	300,596
	Other Assets in Excess of Liabilities — 0.2%	502

	NET ASSETS — 100.0%	$301,098

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

56	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2012

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 02/29/12	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
41	E-mini S&P 500	03/16/12	$2,797	$215

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	JPMORGAN INSTITUTIONAL TRUST FUNDS	57

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Asset-Backed Securities — 2.7%
	AH Mortgage Advance Trust, (Cayman Islands),
178	Series SART-1, Class A1, 2.630%, 05/10/42 (e)	178
750	Series SART-1, Class A2, 3.370%, 05/10/43 (e)	752
267	Series SART-2, Class A1, 3.270%, 09/15/43 (e)	267
100	Series SART-2, Class B1, 6.900%, 09/15/43 (e)	101
	Ally Auto Receivables Trust,
35	Series 2010-1, Class A3, 1.450%, 05/15/14	35
176	Series 2010-4, Class A3, 0.910%, 11/17/14	177
124	Series 2012-1, Class A3, 0.930%, 02/16/16	124
	American Credit Acceptance Receivables Trust,
124	Series 2012-1, Class A1, 1.960%, 01/15/14 (e)	124
112	Series 2012-1, Class A2, 3.040%, 10/15/15 (e)	112
	AmeriCredit Automobile Receivables Trust,
49	Series 2009-1, Class A3, 3.040%, 10/15/13	49
10	Series 2010-1, Class A3, 1.660%, 03/17/14	10
130	Series 2010-3, Class A3, 1.140%, 04/08/15	131
68	Series 2010-4, Class A2, 0.960%, 05/08/14	68
75	Series 2010-4, Class A3, 1.270%, 04/08/15	75
137	Series 2011-3, Class A2, 0.840%, 11/10/14	138
219	Series 2011-5, Class A3, 1.550%, 07/08/16	221
198	Series 2012-1, Class A2, 0.910%, 10/08/15	198
94	Series 2012-1, Class A3, 1.230%, 09/08/16	94
	Bank of America Auto Trust,
13	Series 2009-1A, Class A3, 2.670%, 07/15/13 (e)	13
150	Series 2009-1A, Class A4, 3.520%, 06/15/16 (e)	152
45	Series 2010-1A, Class A3, 1.390%, 03/15/14 (e)	46
100	Series 2010-1A, Class A4, 2.180%, 02/15/17 (e)	102
46	Series 2010-2, Class A3, 1.310%, 07/15/14	46
125	Series 2010-2, Class A4, 1.940%, 06/15/17	127
69	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.614%, 04/25/36	54
100	Cabela’s Master Credit Card Trust, Series 2012-1A, Class A1, 1.630%, 02/18/20 (e)	100
37	CarMax Auto Owner Trust, Series 2010-1, Class A3, 1.560%, 07/15/14	37
192	Centex Home Equity, Series 2004-D, Class AF4, SUB, 4.680%, 06/25/32	195
	Chrysler Financial Auto Securitization Trust,
33	Series 2009-A, Class A3, 2.820%, 01/15/16	33
250	Series 2010-A, Class A3, 0.910%, 08/08/13	250
	CNH Equipment Trust,
26	Series 2010-A, Class A3, 1.540%, 07/15/14	26

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

246	Series 2010-C, Class A3, 1.170%, 05/15/15	247
95	CPS Auto Trust, Series 2011-C, Class A, 4.210%, 03/15/19 (e)	95
46	Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB1, Class AF2, SUB, 4.748%, 01/25/36	26
204	Discover Card Master Trust, Series 2012-A1, Class A1, 0.810%, 08/15/17	204
	Ford Credit Auto Owner Trust,
39	Series 2009-B, Class A3, 2.790%, 08/15/13	39
200	Series 2009-B, Class A4, 4.500%, 07/15/14	206
176	Series 2012-A, Class A3, 0.840%, 08/15/16	177
298	Fortress Opportunities Residential Transaction, Series 2011-1A, Class A1, VAR, 7.211%, 10/25/47 (e)	299
200	GE Capital Credit Card Master Note Trust, Series 2009-2, Class A, 3.690%, 07/15/15	202
97	GE Mortgage Services LLC, Series 1999-HE1, Class M, VAR, 6.705%, 04/25/29	87
144	Harley-Davidson Motorcycle Trust, Series 2010-1, Class A3, 1.160%, 02/15/15	144
	Honda Auto Receivables Owner Trust,
1	Series 2009-2, Class A3, 2.790%, 01/15/13	1
100	Series 2009-2, Class A4, 4.430%, 07/15/15	102
23	Series 2009-3, Class A3, 2.310%, 05/15/13	23
150	Series 2009-3, Class A4, 3.300%, 09/15/15	153
108	Series 2012-1, Class A3, 0.770%, 01/15/16	108
56	Series 2012-1, Class A4, 0.970%, 04/16/18	56
	HSBC Home Equity Loan Trust,
82	Series 2005-2, Class A1, VAR, 0.516%, 01/20/35	77
61	Series 2006-1, Class A1, VAR, 0.406%, 01/20/36	55
70	Series 2007-3, Class APT, VAR, 1.446%, 11/20/36	61
	Huntington Auto Trust,
240	Series 2011-1A, Class A2, 0.760%, 04/15/14 (e)	240
150	Series 2011-1A, Class A3, 1.010%, 01/15/16 (e)	150
100	Series 2011-1A, Class A4, 1.310%, 11/15/16 (e)	100
	Hyundai Auto Receivables Trust,
125	Series 2010-B, Class A3, 0.970%, 04/15/15	125
104	Series 2012-A, Class A3, 0.720%, 03/15/16	104
122	LAI Vehicle Lease Securitization Trust, Series 2010-A, Class A, 2.550%, 09/15/16 (e) (f) (i)	122

SEE NOTES TO FINANCIAL STATEMENTS.

58	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2012

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

Asset-Backed Securities — Continued
71		Mercedes-Benz Auto Receivables Trust, Series 2010-1, Class A3, 1.420%, 08/15/14	71
325		MMCA Automobile Trust, Series 2012-A, Class A4, 1.570%, 08/15/17 (e)	330
		Nissan Auto Receivables Owner Trust,
115		Series 2010-A, Class A3, 0.870%, 07/15/14	115
75		Series 2010-A, Class A4, 1.310%, 09/15/16	76
91		Series 2012-A, Class A3, 0.730%, 05/16/16	91
117		Series 2012-A, Class A4, 1.000%, 07/16/18	117
239		Park Place Securities, Inc., Series 2004-MCW1, Class M1, VAR, 0.869%, 10/25/34	226
150		Residential Asset Mortgage Products, Inc., Series 2006-RZ1, Class A3, VAR, 0.544%, 03/25/36	128
212		Residential Credit Solutions Trust, Series 2011-1, Class A1, 6.000%, 03/25/41 (e) (f) (i)	212
		Santander Drive Auto Receivables Trust,
110		Series 2010-3, Class A3, 1.200%, 06/16/14	110
100		Series 2010-A, Class A4, 2.390%, 06/15/17 (e)	102
34		Series 2011-S2A, Class B, 2.060%, 06/15/17 (e)	35
157		Series 2012-1, Class A2, 1.250%, 04/15/15	157
225		Toyota Auto Receivables Owner Trust, Series 2010-C, Class A3, 0.770%, 04/15/14	225
213		Volkswagen Auto Loan Enhanced Trust, Series 2012-1, Class A3, 0.850%, 08/22/16	214
135		World Omni Auto Receivables Trust, Series 2010-A, Class A4, 2.210%, 05/15/15	137

		Total Asset-Backed Securities (Cost $9,570)	9,584

Collateralized Mortgage Obligations — 29.8%
		Agency CMO — 23.7%
77		Federal Home Loan Mortgage Corp. - Government National Mortgage Association, Series 24, Class ZE, 6.250%, 11/25/23	87
		Federal Home Loan Mortgage Corp. REMICS,
6		Series 11, Class D, 9.500%, 07/15/19	7
—	(h)	Series 41, Class I, HB, 84.000%, 05/15/20	—	(h)
4		Series 46, Class B, 7.800%, 09/15/20	4
1		Series 47, Class F, 10.000%, 06/15/20	1
—	(h)	Series 85, Class C, 8.600%, 01/15/21	—	(h)
4		Series 99, Class Z, 9.500%, 01/15/21	4
18		Series 114, Class H, 6.950%, 01/15/21	21
1		Series 1079, Class S, HB, IF, 33.150%, 05/15/21	2
1		Series 1084, Class F, VAR, 1.200%, 05/15/21	1
1		Series 1084, Class S, HB, IF, 44.100%, 05/15/21	1

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — Continued
10		Series 1144, Class KB, 8.500%, 09/15/21	12
—	(h)	Series 1172, Class L, HB, VAR, 1,181.250%, 11/15/21	—	(h)
—	(h)	Series 1196, Class B, HB, IF, 1,169.001%, 01/15/22	2
12		Series 1206, Class IA, 7.000%, 03/15/22	14
8		Series 1250, Class J, 7.000%, 05/15/22	10
26		Series 1343, Class LA, 8.000%, 08/15/22	32
116		Series 1466, Class PZ, 7.500%, 02/15/23	135
2		Series 1470, Class F, VAR, 2.221%, 02/15/23	2
42		Series 1491, Class I, 7.500%, 04/15/23	49
42		Series 1518, Class G, IF, 8.819%, 05/15/23	47
38		Series 1541, Class O, VAR, 1.180%, 07/15/23	39
3		Series 1602, Class SA, HB, IF, 21.937%, 10/15/23	6
138		Series 1608, Class L, 6.500%, 09/15/23	156
92		Series 1609, Class LG, IF, 16.792%, 11/15/23	108
4		Series 1671, Class L, 7.000%, 02/15/24	5
22		Series 1700, Class GA, PO, 02/15/24	21
224		Series 1706, Class K, 7.000%, 03/15/24	259
724		Series 1720, Class PL, 7.500%, 04/15/24	842
19		Series 1745, Class D, 7.500%, 08/15/24	23
46		Series 1798, Class F, 5.000%, 05/15/23	52
2		Series 1807, Class G, 9.000%, 10/15/20	2
207		Series 1927, Class PH, 7.500%, 01/15/27	245
96		Series 1981, Class Z, 6.000%, 05/15/27	106
28		Series 1987, Class PE, 7.500%, 09/15/27	33
8		Series 2025, Class PE, 6.300%, 01/15/13	8
14		Series 2033, Class SN, HB, IF, 25.948%, 03/15/24	10
38		Series 2038, Class PN, IO, 7.000%, 03/15/28	6
188		Series 2040, Class PE, 7.500%, 03/15/28	222
49		Series 2056, Class TD, 6.500%, 05/15/18	54
227		Series 2063, Class PG, 6.500%, 06/15/28	259
36		Series 2064, Class TE, 7.000%, 06/15/28	42
159		Series 2075, Class PH, 6.500%, 08/15/28	181
154		Series 2075, Class PM, 6.250%, 08/15/28	159
45		Series 2089, Class PJ, IO, 7.000%, 10/15/28	7
11		Series 2102, Class TC, 6.000%, 12/15/13	11
60		Series 2115, Class PE, 6.000%, 01/15/14	61
108		Series 2125, Class JZ, 6.000%, 02/15/29	113
19		Series 2163, Class PC, IO, 7.500%, 06/15/29	4
445		Series 2169, Class TB, 7.000%, 06/15/29	524
123		Series 2172, Class QC, 7.000%, 07/15/29	145
1		Series 2196, Class TL, 7.500%, 11/15/29	1

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	JPMORGAN INSTITUTIONAL TRUST FUNDS	59

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
66	Series 2201, Class C, 8.000%, 11/15/29	78
144	Series 2210, Class Z, 8.000%, 01/15/30	175
54	Series 2224, Class CB, 8.000%, 03/15/30	65
79	Series 2256, Class MC, 7.250%, 09/15/30	93
113	Series 2259, Class ZM, 7.000%, 10/15/30	134
92	Series 2271, Class PC, 7.250%, 12/15/30	109
126	Series 2283, Class K, 6.500%, 12/15/23	142
46	Series 2296, Class PD, 7.000%, 03/15/31	54
24	Series 2306, Class K, PO, 05/15/24	23
59	Series 2306, Class SE, IF, IO, 8.640%, 05/15/24	13
70	Series 2333, Class HC, 6.000%, 07/15/31	70
42	Series 2344, Class QG, 6.000%, 08/15/16	44
1,000	Series 2344, Class ZD, 6.500%, 08/15/31	1,093
135	Series 2344, Class ZJ, 6.500%, 08/15/31	148
85	Series 2345, Class NE, 6.500%, 08/15/31	89
79	Series 2345, Class PQ, 6.500%, 08/15/16	82
80	Series 2347, Class VP, 6.500%, 03/15/20	80
125	Series 2351, Class PZ, 6.500%, 08/15/31	141
55	Series 2355, Class BP, 6.000%, 09/15/16	58
59	Series 2360, Class PG, 6.000%, 09/15/16	63
51	Series 2366, Class MD, 6.000%, 10/15/16	54
86	Series 2391, Class QR, 5.500%, 12/15/16	91
80	Series 2410, Class NG, 6.500%, 02/15/32	88
114	Series 2410, Class OE, 6.375%, 02/15/32	126
45	Series 2410, Class QX, IF, IO, 8.402%, 02/15/32	11
220	Series 2412, Class SP, IF, 15.603%, 02/15/32	289
51	Series 2423, Class MC, 7.000%, 03/15/32	60
108	Series 2423, Class MT, 7.000%, 03/15/32	121
243	Series 2435, Class CJ, 6.500%, 04/15/32	282
148	Series 2441, Class GF, 6.500%, 04/15/32	169
125	Series 2444, Class ES, IF, IO, 7.702%, 03/15/32	25
143	Series 2450, Class GZ, 7.000%, 05/15/32	170
50	Series 2450, Class SW, IF, IO, 7.752%, 03/15/32	10
239	Series 2455, Class GK, 6.500%, 05/15/32	272
355	Series 2466, Class DH, 6.500%, 06/15/32	393
245	Series 2466, Class PG, 6.500%, 04/15/32	255
163	Series 2474, Class NR, 6.500%, 07/15/32	183
309	Series 2484, Class LZ, 6.500%, 07/15/32	353
475	Series 2500, Class MC, 6.000%, 09/15/32	519
607	Series 2512, Class PG, 5.500%, 10/15/22	662
113	Series 2535, Class BK, 5.500%, 12/15/22	124
240	Series 2537, Class TE, 5.500%, 12/15/17	257
675	Series 2543, Class YX, 6.000%, 12/15/32	754

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
1,000	Series 2568, Class KG, 5.500%, 02/15/23	1,093
810	Series 2575, Class ME, 6.000%, 02/15/33	916
91	Series 2586, Class WI, IO, 6.500%, 03/15/33	17
109	Series 2587, Class CO, PO, 03/15/32	108
17	Series 2594, Class VQ, 6.000%, 08/15/20	17
179	Series 2597, Class AD, 6.500%, 03/15/32	182
17	Series 2597, Class DS, IF, IO, 7.302%, 02/15/33	1
29	Series 2599, Class DS, IF, IO, 6.752%, 02/15/33	1
61	Series 2610, Class DS, IF, IO, 6.852%, 03/15/33	1
319	Series 2617, Class GR, 4.500%, 05/15/18	340
1	Series 2619, Class IM, IO, 5.000%, 10/15/21	—	(h)
271	Series 2622, Class PE, 4.500%, 05/15/18	288
150	Series 2631, Class LC, 4.500%, 06/15/18	161
202	Series 2640, Class VE, 3.250%, 07/15/22	205
234	Series 2651, Class VZ, 4.500%, 07/15/18	249
264	Series 2657, Class MD, 5.000%, 12/15/20	266
202	Series 2672, Class ME, 5.000%, 11/15/22	214
452	Series 2675, Class CK, 4.000%, 09/15/18	479
117	Series 2682, Class YS, IF, 8.598%, 10/15/33	117
928	Series 2684, Class PO, PO, 01/15/33	909
25	Series 2691, Class WS, IF, 8.627%, 10/15/33	25
302	Series 2695, Class DE, 4.000%, 01/15/17	305
55	Series 2705, Class SC, IF, 8.627%, 11/15/33	55
55	Series 2705, Class SD, IF, 8.680%, 11/15/33	55
278	Series 2744, Class TU, 5.500%, 05/15/32	294
39	Series 2755, Class PA, PO, 02/15/29	39
36	Series 2755, Class SA, IF, 13.703%, 05/15/30	39
580	Series 2777, Class KO, PO, 02/15/33	573
300	Series 2802, Class MB, 5.500%, 11/15/31	306
70	Series 2815, Class YS, IF, 9.532%, 01/15/34	70
773	Series 2907, Class VC, 4.500%, 05/15/34	844
247	Series 2934, Class EC, PO, 02/15/20	239
233	Series 2990, Class SL, HB, IF, 23.582%, 06/15/34	357
500	Series 2999, Class ND, 4.500%, 07/15/20	547
239	Series 3068, Class AO, PO, 01/15/35	236
311	Series 3117, Class EO, PO, 02/15/36	294
37	Series 3117, Class OK, PO, 02/15/36	36
496	Series 3122, Class OH, PO, 03/15/36	475
433	Series 3137, Class XP, 6.000%, 04/15/36	489
23	Series 3149, Class SO, PO, 05/15/36	21
541	Series 3152, Class MO, PO, 03/15/36	507

SEE NOTES TO FINANCIAL STATEMENTS.

60	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2012

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
245		Series 3171, Class MO, PO, 06/15/36	232
229		Series 3179, Class OA, PO, 07/15/36	218
918		Series 3202, Class HI, IF, IO, 6.401%, 08/15/36	156
222		Series 3232, Class ST, IF, IO, 6.452%, 10/15/36	34
279		Series 3253, Class PO, PO, 12/15/21	269
185		Series 3316, Class JO, PO, 05/15/37	171
506		Series 3481, Class SJ, IF, IO, 5.602%, 08/15/38	68
288		Series 3607, Class AO, PO, 04/15/36	264
222		Series 3607, Class EO, PO, 02/15/33	217
205		Series 3611, Class PO, PO, 07/15/34	191
898		Series 3666, Class VA, 5.500%, 12/15/22	996
902		Series 3680, Class MA, 4.500%, 07/15/39	978
835		Series 3804, Class FN, VAR, 0.698%, 03/15/39	836
1,056		Series 3819, Class ZQ, 6.000%, 04/15/36	1,230
110		Federal Home Loan Mortgage Corp. STRIPS, Series 243, Class 16, IO, 4.500%, 11/15/20	10
		Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
54		Series T-41, Class 3A, VAR, 6.987%, 07/25/32	62
45		Series T-51, Class 2A, VAR, 7.500%, 08/25/42	53
448		Series T-54, Class 2A, 6.500%, 02/25/43	500
155		Series T-54, Class 3A, 7.000%, 02/25/43	182
1,189		Series T-56, Class A5, 5.231%, 05/25/43	1,295
41		Series T-58, Class APO, PO, 09/25/43	34
324		Series T-76, Class 2A, VAR, 4.749%, 10/25/37	332
500		Federal National Mortgage Association, Series 2010-M3, Class A3, VAR, 4.332%, 03/25/20	553
152		Federal National Mortgage Association Grantor Trust, Series 2001-T10, Class A2, 7.500%, 12/25/41	176
		Federal National Mortgage Association REMICS,
3		Series 1988-7, Class Z, 9.250%, 04/25/18	3
11		Series 1989-70, Class G, 8.000%, 10/25/19	13
4		Series 1989-78, Class H, 9.400%, 11/25/19	5
3		Series 1989-83, Class H, 8.500%, 11/25/19	4
3		Series 1989-89, Class H, 9.000%, 11/25/19	4
1		Series 1990-1, Class D, 8.800%, 01/25/20	1
2		Series 1990-7, Class B, 8.500%, 01/25/20	2
2		Series 1990-60, Class K, 5.500%, 06/25/20	2
2		Series 1990-63, Class H, 9.500%, 06/25/20	3
2		Series 1990-93, Class G, 5.500%, 08/25/20	2
—	(h)	Series 1990-94, Class H, HB, 505.000%, 08/25/20	—	(h)
—	(h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	1

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — Continued
13		Series 1990-102, Class J, 6.500%, 08/25/20	15
4		Series 1990-120, Class H, 9.000%, 10/25/20	5
1		Series 1990-134, Class SC, HB, IF, 21.225%, 11/25/20	2
—	(h)	Series 1990-140, Class K, HB, 652.145%, 12/25/20	1
—	(h)	Series 1991-7, Class K, HB, 908.500%, 02/25/21	—	(h)
5		Series 1991-42, Class S, IF, 17.238%, 05/25/21	7
86		Series 1992-107, Class SB, HB, IF, 29.329%, 06/25/22	158
6		Series 1992-143, Class MA, 5.500%, 09/25/22	7
43		Series 1993-25, Class J, 7.500%, 03/25/23	50
249		Series 1993-37, Class PX, 7.000%, 03/25/23	286
88		Series 1993-54, Class Z, 7.000%, 04/25/23	101
18		Series 1993-62, Class SA, IF, 17.684%, 04/25/23	27
24		Series 1993-122, Class M, 6.500%, 07/25/23	26
9		Series 1993-165, Class SD, IF, 12.266%, 09/25/23	12
39		Series 1993-178, Class PK, 6.500%, 09/25/23	44
724		Series 1993-183, Class KA, 6.500%, 10/25/23	813
295		Series 1993-189, Class PL, 6.500%, 10/25/23	332
17		Series 1993-225, Class SG, HB, IF, 26.464%, 12/25/13	20
63		Series 1993-247, Class SA, HB, IF, 25.603%, 12/25/23	104
105		Series 1993-250, Class Z, 7.000%, 12/25/23	111
80		Series 1993-257, Class C, PO, 06/25/23	79
4		Series 1994-9, Class E, PO, 11/25/23	4
163		Series 1996-14, Class SE, IF, IO, 8.740%, 08/25/23	36
8		Series 1996-27, Class FC, VAR, 0.750%, 03/25/17	8
20		Series 1996-59, Class J, 6.500%, 08/25/22	23
25		Series 1996-59, Class K, 6.500%, 07/25/23	26
84		Series 1997-20, Class IB, IO, VAR, 1.840%, 03/25/27	4
83		Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	4
46		Series 1997-27, Class J, 7.500%, 04/18/27	51
40		Series 1997-29, Class J, 7.500%, 04/20/27	46
88		Series 1997-39, Class PD, 7.500%, 05/20/27	103
34		Series 1997-81, Class PI, IO, 7.000%, 12/18/27	6
3		Series 1998-4, Class C, PO, 04/25/23	3
50		Series 1998-36, Class ZB, 6.000%, 07/18/28	54

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	JPMORGAN INSTITUTIONAL TRUST FUNDS	61

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
379	Series 1998-43, Class EA, PO, 04/25/23	355
201	Series 2000-2, Class ZE, 7.500%, 02/25/30	238
71	Series 2001-4, Class PC, 7.000%, 03/25/21	78
33	Series 2001-5, Class OW, 6.000%, 03/25/16	34
195	Series 2001-33, Class ID, IO, 6.000%, 07/25/31	44
175	Series 2001-36, Class DE, 7.000%, 08/25/31	207
50	Series 2001-44, Class PD, 7.000%, 09/25/31	59
309	Series 2001-48, Class Z, 6.500%, 09/25/21	344
48	Series 2001-49, Class Z, 6.500%, 09/25/31	55
108	Series 2001-71, Class MB, 6.000%, 12/25/16	116
144	Series 2001-71, Class QE, 6.000%, 12/25/16	153
800	Series 2001-74, Class MB, 6.000%, 12/25/16	854
35	Series 2001-81, Class LO, PO, 01/25/32	34
100	Series 2002-1, Class HC, 6.500%, 02/25/22	107
42	Series 2002-1, Class SA, HB, IF, 24.395%, 02/25/32	74
65	Series 2002-2, Class UC, 6.000%, 02/25/17	69
134	Series 2002-3, Class OG, 6.000%, 02/25/17	143
129	Series 2002-21, Class PE, 6.500%, 04/25/32	143
240	Series 2002-24, Class AJ, 6.000%, 04/25/17	260
121	Series 2002-28, Class PK, 6.500%, 05/25/32	139
157	Series 2002-37, Class Z, 6.500%, 06/25/32	173
442	Series 2002-84, Class VB, 5.500%, 04/25/15	460
9	Series 2002-91, Class UH, IO, 5.500%, 06/25/22	—	(h)
342	Series 2002-94, Class BK, 5.500%, 01/25/18	368
202	Series 2003-22, Class UD, 4.000%, 04/25/33	220
162	Series 2003-34, Class GB, 6.000%, 03/25/33	189
304	Series 2003-34, Class GE, 6.000%, 05/25/33	365
32	Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	6
405	Series 2003-47, Class PE, 5.750%, 06/25/33	468
75	Series 2003-52, Class SX, HB, IF, 22.218%, 10/25/31	123
81	Series 2003-64, Class SX, IF, 13.081%, 07/25/33	101
307	Series 2003-71, Class DS, IF, 7.110%, 08/25/33	301
215	Series 2003-73, Class GA, 3.500%, 05/25/31	218
286	Series 2003-80, Class SY, IF, IO, 7.406%, 06/25/23	35
315	Series 2003-83, Class PG, 5.000%, 06/25/23	337
53	Series 2003-91, Class SD, IF, 12.093%, 09/25/33	60
379	Series 2003-116, Class SB, IF, IO, 7.356%, 11/25/33	73

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
46	Series 2003-128, Class KE, 4.500%, 01/25/14	47
500	Series 2003-128, Class NG, 4.000%, 01/25/19	534
92	Series 2003-130, Class SX, IF, 11.154%, 01/25/34	102
56	Series 2004-14, Class SD, IF, 8.709%, 03/25/34	56
1,000	Series 2004-21, Class AE, 4.000%, 04/25/19	1,071
26	Series 2004-21, Class CO, PO, 04/25/34	25
405	Series 2004-25, Class PC, 5.500%, 01/25/34	458
274	Series 2004-25, Class SA, IF, 18.854%, 04/25/34	389
263	Series 2004-36, Class PC, 5.500%, 02/25/34	298
216	Series 2004-36, Class SA, IF, 18.854%, 05/25/34	305
166	Series 2004-46, Class SK, IF, 15.829%, 05/25/34	214
762	Series 2004-50, Class VZ, 5.500%, 07/25/34	886
29	Series 2004-61, Class CO, PO, 10/25/31	29
128	Series 2004-61, Class SH, HB, IF, 23.012%, 11/25/32	205
145	Series 2004-74, Class SW, IF, 15.009%, 11/25/31	197
263	Series 2004-76, Class CL, 4.000%, 10/25/19	279
1,750	Series 2004-86, Class AE, 4.500%, 02/25/32	1,813
51	Series 2005-40, Class YA, 5.000%, 09/25/20	51
206	Series 2005-45, Class DC, HB, IF, 23.415%, 06/25/35	333
110	Series 2005-52, Class PA, 6.500%, 06/25/35	119
191	Series 2005-56, Class S, IF, IO, 6.466%, 07/25/35	31
353	Series 2005-56, Class TP, IF, 17.418%, 08/25/33	490
1,099	Series 2005-68, Class PG, 5.500%, 08/25/35	1,250
420	Series 2005-73, Class PS, IF, 16.090%, 08/25/35	588
196	Series 2005-74, Class CS, IF, 19.349%, 05/25/35	278
388	Series 2005-106, Class US, HB, IF, 23.672%, 11/25/35	628
1,000	Series 2005-121, Class DX, 5.500%, 01/25/26	1,126
488	Series 2006-27, Class OH, PO, 04/25/36	459
582	Series 2006-43, Class VB, 6.500%, 10/25/17	597
200	Series 2006-44, Class P, PO, 12/25/33	191
915	Series 2006-56, Class FC, VAR, 0.534%, 07/25/36	912
409	Series 2006-59, Class QO, PO, 01/25/33	397
178	Series 2006-65, Class QO, PO, 07/25/36	167

SEE NOTES TO FINANCIAL STATEMENTS.

62	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
258	Series 2006-72, Class GO, PO, 08/25/36	244
457	Series 2006-77, Class PC, 6.500%, 08/25/36	520
211	Series 2006-79, Class DO, PO, 08/25/36	200
443	Series 2006-110, Class PO, PO, 11/25/36	421
1,000	Series 2006-124, Class HB, VAR, 5.951%, 11/25/36	1,098
363	Series 2007-14, Class ES, IF, IO, 6.196%, 03/25/37	52
221	Series 2007-79, Class SB, HB, IF, 23.122%, 08/25/37	335
500	Series 2007-81, Class GE, 6.000%, 08/25/37	584
865	Series 2007-84, Class PD, 6.000%, 08/25/32	876
403	Series 2007-88, Class VI, IF, IO, 6.296%, 09/25/37	69
1,036	Series 2007-91, Class ES, IF, IO, 6.216%, 10/25/37	163
4	Series 2007-97, Class MS, IF, 14.219%, 12/25/31	4
258	Series 2007-106, Class A7, VAR, 5.955%, 10/25/37	288
240	Series 2007-116, Class HI, IO, VAR, 6.078%, 01/25/38	17
180	Series 2008-10, Class XI, IF, IO, 5.986%, 03/25/38	26
218	Series 2008-16, Class IS, IF, IO, 5.956%, 03/25/38	30
232	Series 2008-28, Class QS, IF, 19.968%, 04/25/38	331
246	Series 2008-46, Class HI, IO, VAR, 6.468%, 06/25/38	16
71	Series 2008-66, Class GD, 6.000%, 06/25/30	73
274	Series 2009-69, Class PO, PO, 09/25/39	260
758	Series 2009-71, Class BC, 4.500%, 09/25/24	861
417	Series 2009-103, Class MB, VAR, 4.000%, 12/25/39	444
814	Series 2010-71, Class HJ, 5.500%, 07/25/40	902
1,305	Series 2010-133, Class A, 5.500%, 05/25/38	1,390
933	Series 2011-118, Class MT, 7.000%, 11/25/41	1,127
923	Series 2011-118, Class NT, 7.000%, 11/25/41	1,082
991	Series 2011-149, Class EF, VAR, 0.744%, 07/25/41	989
4	Series G-14, Class L, 8.500%, 06/25/21	5
19	Series G-18, Class Z, 8.750%, 06/25/21	22
5	Series G-22, Class G, 6.000%, 12/25/16	5
15	Series G-35, Class M, 8.750%, 10/25/21	17
59	Series G92-35, Class E, 7.500%, 07/25/22	66
4	Series G92-42, Class Z, 7.000%, 07/25/22	4

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
63	Series G92-44, Class ZQ, 8.000%, 07/25/22	71
63	Series G92-54, Class ZQ, 7.500%, 09/25/22	71
14	Series G93-5, Class Z, 6.500%, 02/25/23	15
18	Series G95-1, Class C, 8.800%, 01/25/25	21
	Federal National Mortgage Association STRIPS,
1	Series 50, Class 2, IO, 10.500%, 03/01/19	—	(h)
4	Series 218, Class 2, IO, 7.500%, 04/01/23	1
182	Series 300, Class 1, PO, 09/01/24	172
42	Series 329, Class 1, PO, 01/01/33	40
	Federal National Mortgage Association Whole Loan,
211	Series 2003-W1, Class 1A1, VAR, 6.273%, 12/25/42	241
60	Series 2003-W4, Class 2A, VAR, 6.500%, 10/25/42	68
144	Series 2004-W2, Class 2A2, 7.000%, 02/25/44	164
443	Series 2005-W3, Class 2AF, VAR, 0.464%, 03/25/45	441
111	Series 2007-W7, Class 1A4, HB, IF, 37.716%, 07/25/37	215
	Government National Mortgage Association,
51	Series 1994-3, Class PQ, 7.488%, 07/16/24	62
168	Series 1994-4, Class KQ, 7.988%, 07/16/24	194
320	Series 1994-7, Class PQ, 6.500%, 10/16/24	375
77	Series 1995-3, Class DQ, 8.050%, 06/16/25	89
19	Series 1995-7, Class CQ, 7.500%, 09/16/25	21
151	Series 1996-16, Class E, 7.500%, 08/16/26	174
29	Series 1998-26, Class K, 7.500%, 09/17/25	34
438	Series 1999-10, Class ZC, 6.500%, 04/20/29	512
50	Series 1999-30, Class S, IF, IO, 8.353%, 08/16/29	11
47	Series 1999-41, Class Z, 8.000%, 11/16/29	55
40	Series 1999-44, Class PC, 7.500%, 12/20/29	46
91	Series 2000-6, Class Z, 7.500%, 02/20/30	106
17	Series 2000-9, Class Z, 8.000%, 06/20/30	20
380	Series 2000-9, Class ZJ, 8.500%, 02/16/30	461
145	Series 2000-14, Class PD, 7.000%, 02/16/30	171
40	Series 2000-16, Class ZN, 7.500%, 02/16/30	43
224	Series 2000-37, Class B, 8.000%, 12/20/30	261
120	Series 2001-7, Class PK, 6.500%, 03/20/31	130
7	Series 2001-32, Class WA, IF, 19.511%, 07/20/31	12
264	Series 2001-64, Class MQ, 6.500%, 12/20/31	280
44	Series 2002-7, Class PG, 6.500%, 01/20/32	52
61	Series 2002-31, Class S, IF, IO, 8.453%, 01/16/31	19

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	JPMORGAN INSTITUTIONAL TRUST FUNDS	63

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
171	Series 2002-40, Class UK, 6.500%, 06/20/32	201
166	Series 2002-47, Class PG, 6.500%, 07/16/32	195
213	Series 2002-47, Class PY, 6.000%, 07/20/32	240
206	Series 2002-47, Class ZA, 6.500%, 07/20/32	236
17	Series 2002-51, Class SG, HB, IF, 31.436%, 04/20/31	30
95	Series 2002-54, Class GB, 6.500%, 08/20/32	110
60	Series 2003-4, Class NI, IO, 5.500%, 01/20/32	2
84	Series 2003-4, Class NY, 5.500%, 12/20/13	88
35	Series 2003-24, Class PO, PO, 03/16/33	32
304	Series 2003-40, Class TJ, 6.500%, 03/20/33	373
172	Series 2003-52, Class AP, PO, 06/16/33	158
37	Series 2004-28, Class S, IF, 18.982%, 04/16/34	54
57	Series 2004-68, Class PO, PO, 05/20/31	56
136	Series 2004-71, Class SB, HB, IF, 28.259%, 09/20/34	224
72	Series 2004-73, Class AE, IF, 14.348%, 08/17/34	92
672	Series 2004-90, Class SI, IF, IO, 5.855%, 10/20/34	102
200	Series 2005-68, Class DP, IF, 15.841%, 06/17/35	259
1,440	Series 2005-68, Class KI, IF, IO, 6.055%, 09/20/35	231
161	Series 2006-59, Class SD, IF, IO, 6.455%, 10/20/36	27
538	Series 2007-17, Class JI, IF, IO, 6.563%, 04/16/37	86
652	Series 2007-27, Class SA, IF, IO, 5.955%, 05/20/37	99
1,069	Series 2007-40, Class SB, IF, IO, 6.505%, 07/20/37	176
672	Series 2007-45, Class QA, IF, IO, 6.395%, 07/20/37	110
232	Series 2007-49, Class NO, PO, 12/20/35	228
808	Series 2007-50, Class AI, IF, IO, 6.530%, 08/20/37	130
163	Series 2007-53, Class ES, IF, IO, 6.305%, 09/20/37	26
203	Series 2007-53, Class SW, IF, 19.469%, 09/20/37	281
400	Series 2007-57, Class QA, IF, IO, 6.254%, 10/20/37	61
273	Series 2007-71, Class SB, IF, IO, 6.455%, 07/20/36	32
387	Series 2007-72, Class US, IF, IO, 6.305%, 11/20/37	60

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
387	Series 2007-76, Class SA, IF, IO, 6.284%, 11/20/37	58
105	Series 2008-25, Class SB, IF, IO, 6.654%, 03/20/38	18
223	Series 2008-33, Class XS, IF, IO, 7.453%, 04/16/38	33
453	Series 2008-40, Class SA, IF, IO, 6.153%, 05/16/38	97
500	Series 2008-50, Class KB, 6.000%, 06/20/38	577
559	Series 2008-55, Class SA, IF, IO, 5.955%, 06/20/38	83
474	Series 2008-93, Class AS, IF, IO, 5.455%, 12/20/38	59
217	Series 2009-6, Class SA, IF, IO, 5.852%, 02/16/39	27
224	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	40
843	Series 2009-22, Class SA, IF, IO, 6.024%, 04/20/39	118
849	Series 2009-31, Class ST, IF, IO, 6.104%, 03/20/39	120
849	Series 2009-31, Class TS, IF, IO, 6.055%, 03/20/39	121
532	Series 2009-79, Class OK, PO, 11/16/37	492
1,103	Series 2009-106, Class ST, IF, IO, 5.754%, 02/20/38	165
326	Series 2010-14, Class AO, PO, 12/20/32	310
381	Series 2010-130, Class CP, 7.000%, 10/16/40	444
965	Series 2011-137, Class WA, VAR, 5.541%, 07/20/40	1,080
	NCUA Guaranteed Notes,
771	Series 2010-C1, Class APT, 2.650%, 10/29/20	805
199	Series 2010-R3, Class 3A, 2.400%, 12/08/20	204
	Vendee Mortgage Trust,
818	Series 1993-1, Class ZB, 7.250%, 02/15/23	932
327	Series 1994-1, Class 1, VAR, 5.628%, 02/15/24	368
481	Series 1996-1, Class 1Z, 6.750%, 02/15/26	553
164	Series 1996-2, Class 1Z, 6.750%, 06/15/26	193
648	Series 1997-1, Class 2Z, 7.500%, 02/15/27	762
162	Series 1998-1, Class 2E, 7.000%, 03/15/28	189

		85,736

	Non-Agency CMO — 6.1%
	American General Mortgage Loan Trust,
350	Series 2009-1, Class A4, VAR, 5.750%, 09/25/48 (e)	355

SEE NOTES TO FINANCIAL STATEMENTS.

64	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
200	Series 2009-1, Class A5, VAR, 5.750%, 09/25/48 (e)	204
400	Series 2009-1, Class A7, VAR, 5.750%, 09/25/48 (e)	412
	ASG Resecuritization Trust,
229	Series 2009-1, Class A60, VAR, 4.938%, 06/26/37 (e)	228
238	Series 2009-2, Class A55, VAR, 5.196%, 05/24/36 (e)	236
536	Series 2009-3, Class A65, VAR, 4.839%, 03/26/37 (e)	527
	Banc of America Alternative Loan Trust,
191	Series 2003-7, Class 2A4, 5.000%, 09/25/18	196
145	Series 2003-9, Class 1CB2, 5.500%, 11/25/33	148
56	Series 2003-11, Class PO, PO, 01/25/34	39
	Banc of America Funding Corp.,
63	Series 2004-1, Class PO, PO, 03/25/34	52
14	Series 2004-3, Class 1A7, 5.500%, 10/25/34	14
	Banc of America Mortgage Securities, Inc.,
38	Series 2003-8, Class APO, PO, 11/25/33	30
71	Series 2004-1, Class APO, PO, 02/25/34	54
200	Series 2004-3, Class 1A26, 5.500%, 04/25/34	204
58	Series 2004-6, Class APO, PO, 07/25/34	42
	BCAP LLC Trust,
531	Series 2010-RR7, Class 2A1, VAR, 4.624%, 07/26/45 (e)	500
179	Series 2011-RR5, Class 14A3, VAR, 1.414%, 07/26/36 (e) (f) (i)	169
478	Series 2011-RR10, Class 2A1, VAR, 0.525%, 09/26/37 (e)	410
500	Series 2012-RR2, Class 1A1, VAR, Zero Coupon, 08/26/36 (e) (f) (i)	463
187	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-5, Class A1, VAR, 2.220%, 08/25/35	179
	Citigroup Mortgage Loan Trust, Inc.,
34	Series 2003-UP3, Class A3, 7.000%, 09/25/33	35
118	Series 2003-UST1, Class A1, 5.500%, 12/25/18	124
17	Series 2003-UST1, Class PO1, PO, 12/25/18	14
14	Series 2003-UST1, Class PO3, PO, 12/25/18	12
241	Series 2008-AR4, Class 1A1A, VAR, 3.075%, 11/25/38 (e)	240
1,216	Series 2010-8, Class 5A6, 4.000%, 11/25/36 (e)	1,243
646	Series 2010-8, Class 6A6, 4.500%, 12/25/36 (e)	666

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
	Countrywide Alternative Loan Trust,
293	Series 2002-8, Class A4, 6.500%, 07/25/32	307
1,590	Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	1,521
232	Series 2004-18CB, Class 2A4, 5.700%, 09/25/34	237
12	Series 2005-26CB, Class A10, IF, 12.608%, 07/25/35	12
487	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	386
	Countrywide Home Loan Mortgage Pass-Through Trust,
285	Series 2003-26, Class 1A6, 3.500%, 08/25/33	284
82	Series 2003-J7, Class 4A3, IF, 9.458%, 08/25/18	82
52	Series 2003-J13, Class PO, PO, 01/25/34	38
152	Series 2004-5, Class 1A4, 5.500%, 06/25/34	158
48	Series 2004-HYB3, Class 2A, VAR, 2.559%, 06/20/34	38
467	Series 2005-22, Class 2A1, VAR, 2.713%, 11/25/35	326
240	Series 2005-R1, Class 2APO, PO, 03/25/35 (e)	176
	Credit Suisse Mortgage Capital Certificates,
72	Series 2010-15R, Class 7A1, VAR, 4.748%, 10/26/37 (e)	72
1,246	Series 2011-7R, Class A1, VAR, 1.494%, 08/28/47 (e)	1,223
431	Series 2011-9R, Class A1, VAR, 2.244%, 03/27/46 (e)	425
275	Series 2011-16R, Class 7A3, VAR, 3.500%, 12/27/36 (e)	276
145	CS First Boston Mortgage Securities Corp., Series 2003-23, Class 2A5, 5.000%, 10/25/18	150
341	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2005-3, Class 1A1, VAR, 5.296%, 06/25/20	337
45	Deutsche Mortgage Securities, Inc., Series 2004-1, Class 2APO, PO, 10/25/18	42
	First Horizon Asset Securities, Inc.,
58	Series 2004-AR7, Class 2A1, VAR, 2.617%, 02/25/35	56
202	Series 2004-AR7, Class 2A2, VAR, 2.617%, 02/25/35	183
232	Series 2005-AR1, Class 2A2, VAR, 2.673%, 04/25/35	218
500	GSR Mortgage Loan Trust, Series 2006-1F, Class 1A3, 5.500%, 02/25/36	448

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	JPMORGAN INSTITUTIONAL TRUST FUNDS	65

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
		Non-Agency CMO — Continued
60		Impac Secured Assets CMN Owner Trust, Series 2002-2, Class APO, PO, 04/25/33	44
384		Indymac Index Mortgage Loan Trust, Series 2005-AR11, Class A7, IO, VAR, 0.122%, 08/25/35	2
		JP Morgan Mortgage Trust,
131		Series 2006-A2, Class 4A1, VAR, 2.747%, 08/25/34	127
446		Series 2006-A2, Class 5A3, VAR, 2.647%, 11/25/33	435
		MASTR Adjustable Rate Mortgages Trust,
56		Series 2004-3, Class 4A2, VAR, 2.392%, 04/25/34	52
418		Series 2004-13, Class 2A1, VAR, 2.662%, 04/21/34	412
100		Series 2004-13, Class 3A6, VAR, 2.718%, 11/21/34	99
		MASTR Alternative Loans Trust,
268		Series 2003-9, Class 8A1, 6.000%, 01/25/34	269
850		Series 2004-4, Class 10A1, 5.000%, 05/25/24	878
43		Series 2004-7, Class 30PO, PO, 08/25/34	33
68		Series 2004-10, Class 1A1, 4.500%, 09/25/19	70
312		Series 2005-6, Class 3A1, 5.500%, 11/25/20	301
		MASTR Asset Securitization Trust,
190		Series 2003-2, Class 1A1, 5.000%, 03/25/18	195
31		Series 2004-8, Class PO, PO, 08/25/19	26
202		MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	158
66		MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 0.564%, 02/25/35	53
		Nomura Asset Acceptance Corp.,
91		Series 2003-A1, Class A1, 5.500%, 05/25/33	95
28		Series 2003-A1, Class A2, 6.000%, 05/25/33	28
13		Series 2003-A1, Class A5, 7.000%, 04/25/33	14
89		Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	88
—	(h)	Paine Webber CMO Trust, Series H, Class 4, 8.750%, 04/01/18	—	(h)
		Residential Accredit Loans, Inc.,
371		Series 2002-QS8, Class A5, 6.250%, 06/25/17	380
67		Series 2002-QS16, Class A3, IF, 16.113%, 10/25/17	76
95		Series 2003-QS3, Class A2, IF, 15.963%, 02/25/18	102
388		Series 2003-QS9, Class A3, IF, IO, 7.306%, 05/25/18	58
348		Series 2004-QS3, Class CB, 5.000%, 03/25/19	353

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
23	Series 2004-QS8, Class A2, 5.000%, 06/25/34	23
39	Residential Asset Securitization Trust, Series 2003-A14, Class A1, 4.750%, 02/25/19	39
	Salomon Brothers Mortgage Securities VII, Inc.,
139	Series 2003-HYB1, Class A, VAR, 2.736%, 09/25/33	133
18	Series 2003-UP2, Class PO1, PO, 12/25/18	16
284	Springleaf Mortgage Loan Trust, Series 2011-1A, Class A1, VAR, 4.050%, 01/25/58 (e)	289
	Structured Asset Securities Corp.,
195	Series 2003-33H, Class 1A1, 5.500%, 10/25/33	197
178	Series 2005-6, Class 4A1, 5.000%, 05/25/35	176
187	Vericrest Opportunity Loan Transferee, Series 2011-NL3A, Class A1, VAR, 5.194%, 09/25/51 (e)	187
	WaMu Mortgage Pass-Through Certificates,
122	Series 2002-S8, Class 2A7, 5.250%, 01/25/18	125
236	Series 2003-AR5, Class A7, VAR, 2.581%, 06/25/33	238
31	Series 2003-S11, Class 2A5, IF, 16.379%, 11/25/33	33
130	Series 2004-AR3, Class A2, VAR, 2.549%, 06/25/34	128
365	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-4, Class CB7, 5.500%, 06/25/35	310
	Washington Mutual MSC Mortgage Pass-Through Certificates,
69	Series 2003-MS2, Class 1A1, 5.750%, 02/25/33	73
21	Series 2003-MS7, Class P, PO, 03/25/33	17
260	Wells Fargo Mortgage Loan Trust, Series 2012-RR1, Class A1, VAR, 2.847%, 08/27/37 (e)	260
	Wells Fargo Mortgage-Backed Securities Trust,
38	Series 2003-11, Class 1APO, PO, 10/25/18	32
181	Series 2003-13, Class A7, 4.500%, 11/25/18	184
156	Series 2003-15, Class 1A1, 4.750%, 12/25/18	161
150	Series 2003-K, Class 1A1, VAR, 4.430%, 11/25/33	152
60	Series 2004-7, Class 2A2, 5.000%, 07/25/19	62
178	Series 2004-BB, Class A4, VAR, 2.618%, 01/25/35	178
170	Series 2004-EE, Class 3A1, VAR, 2.749%, 12/25/34	170

SEE NOTES TO FINANCIAL STATEMENTS.

66	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
526	Series 2004-P, Class 2A1, VAR, 2.677%, 09/25/34	519

		21,841

	Total Collateralized Mortgage Obligations (Cost $99,504)	107,577

Commercial Mortgage-Backed Securities — 1.2%
	Banc of America Merrill Lynch Commercial Mortgage, Inc.,
150	Series 2005-3, Class AM, 4.727%, 07/10/43	159
393	Series 2005-6, Class ASB, VAR, 5.193%, 09/10/47	413
50	Series 2006-1, Class A4, VAR, 5.372%, 09/10/45	56
300	Series 2006-4, Class A4, 5.634%, 07/10/46	340
	Bear Stearns Commercial Mortgage Securities,
197	Series 2005-PWR9, Class AAB, 4.804%, 09/11/42	207
360	Series 2006-PW11, Class A4, VAR, 5.459%, 03/11/39	407
1	Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A1, VAR, 5.730%, 03/15/49	1
17,793	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class XC, IO, VAR, 0.188%, 12/11/49 (e)	155
300	GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class A4, VAR, 5.238%, 11/10/45	330
50	LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class A4, 5.156%, 02/15/31	56
321	Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class ASB, VAR, 4.674%, 06/12/43	324
	Morgan Stanley Reremic Trust,
63	Series 2010-C30A, Class A3A, 3.250%, 12/17/43 (e)	62
400	Series 2010-HQ4B, Class A7A, 4.970%, 04/16/40 (e)	425
220	Series 2011-IO, Class A, 2.500%, 03/23/51 (e)	221
1,000	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 5.707%, 08/15/39	1,082

	Total Commercial Mortgage-Backed Securities (Cost $3,923)	4,238

Corporate Bonds — 18.6%
	Consumer Discretionary — 1.1%
	Auto Components — 0.0% (g)
99	Johnson Controls, Inc., 3.750%, 12/01/21	105

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Automobiles — 0.0% (g)
150	Daimler Finance North America LLC, 2.625%, 09/15/16 (e)	154

	Hotels, Restaurants & Leisure — 0.1%
150	McDonald’s Corp., 4.300%, 03/01/13	155

	Household Durables — 0.0% (g)
50	Newell Rubbermaid, Inc., 4.700%, 08/15/20	54

	Media — 0.7%
	CBS Corp.,
25	5.750%, 04/15/20	29
135	8.875%, 05/15/19	180
200	Comcast Cable Communications Holdings, Inc., 8.375%, 03/15/13	216
100	Comcast Corp., 5.900%, 03/15/16	116
50	Cox Communications, Inc., 5.450%, 12/15/14	56
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
150	4.600%, 02/15/21	163
353	5.000%, 03/01/21	392
78	Discovery Communications LLC, 4.375%, 06/15/21	86
	News America, Inc.,
100	7.250%, 05/18/18	121
100	7.700%, 10/30/25	122
	Thomson Reuters Corp., (Canada),
105	3.950%, 09/30/21	111
60	4.700%, 10/15/19	66
	Time Warner Cable, Inc.,
100	5.850%, 05/01/17	118
50	6.750%, 07/01/18	61
100	8.250%, 02/14/14	114
150	8.250%, 04/01/19	195
35	8.750%, 02/14/19	46
223	Time Warner Entertainment Co. LP, 10.150%, 05/01/12	226
	Viacom, Inc.,
33	1.250%, 02/27/15	33
43	3.875%, 12/15/21	45
50	4.500%, 03/01/21	55

		2,551

	Multiline Retail — 0.2%
	Kohl’s Corp.,
40	4.000%, 11/01/21	42
40	6.250%, 12/15/17	47
	Macy’s Retail Holdings, Inc.,
22	3.875%, 01/15/22	23
25	7.450%, 07/15/17	31

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	JPMORGAN INSTITUTIONAL TRUST FUNDS	67

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Multiline Retail — Continued
35	Nordstrom, Inc., 4.000%, 10/15/21	38
400	Target Corp., 6.000%, 01/15/18	490

		671

	Specialty Retail — 0.1%
59	Gap, Inc. (The), 5.950%, 04/12/21	59
130	Home Depot, Inc., 5.400%, 03/01/16	151
77	Lowe’s Cos., Inc., 3.800%, 11/15/21	83
95	Staples, Inc., 9.750%, 01/15/14	109

		402

	Total Consumer Discretionary	4,092

	Consumer Staples — 0.8%
	Beverages — 0.3%
75	Anheuser-Busch Cos. LLC, 5.500%, 01/15/18	88
200	Anheuser-Busch InBev Worldwide, Inc., 7.750%, 01/15/19	263
	Coca-Cola Co. (The),
100	3.625%, 03/15/14	106
50	4.875%, 03/15/19	59
70	Diageo Capital plc, (United Kingdom), 4.828%, 07/15/20	81
	Diageo Finance B.V., (Netherlands),
30	5.300%, 10/28/15	35
100	5.500%, 04/01/13	105
85	FBG Finance Ltd., (Australia), 5.125%, 06/15/15 (e)	94
	PepsiCo, Inc.,
33	0.800%, 08/25/14	33
31	3.000%, 08/25/21	32
6	7.900%, 11/01/18	8
30	SABMiller plc, (United Kingdom), 6.500%, 07/01/16 (e)	35

		939

	Food & Staples Retailing — 0.1%
56	CVS Pass-Through Trust, 5.926%, 01/10/34 (e)	61
	Kroger Co. (The),
50	2.200%, 01/15/17	51
30	6.150%, 01/15/20	37
75	6.400%, 08/15/17	91
50	7.500%, 01/15/14	56

		296

	Food Products — 0.4%
	Bunge Ltd. Finance Corp.,
50	5.875%, 05/15/13	52

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Food Products — Continued
135	8.500%, 06/15/19	167
14	Bunge N.A. Finance LP, 5.900%, 04/01/17	15
	Cargill, Inc.,
100	3.300%, 03/01/22 (e)	101
106	4.307%, 05/14/21 (e)	114
	Kellogg Co.,
100	4.250%, 03/06/13	104
200	5.125%, 12/03/12	207
	Kraft Foods, Inc.,
100	5.375%, 02/10/20	117
450	6.125%, 02/01/18	539

		1,416

	Household Products — 0.0% (g)
20	Kimberly-Clark Corp., 2.400%, 03/01/22	19
76	Procter & Gamble - ESOP, 9.360%, 01/01/21	102

		121

	Total Consumer Staples	2,772

	Energy — 0.8%
	Energy Equipment & Services — 0.1%
12	Noble Holding International Ltd., (Cayman Islands), 3.950%, 03/15/22	12
47	Schlumberger Investment S.A., (Luxembourg), 3.300%, 09/14/21 (e)	49
	Transocean, Inc., (Cayman Islands),
35	6.375%, 12/15/21	41
100	6.500%, 11/15/20	117

		219

	Oil, Gas & Consumable Fuels — 0.7%
25	Apache Corp., 6.900%, 09/15/18	32
150	Canadian Natural Resources Ltd., (Canada), 5.900%, 02/01/18	179
150	ConocoPhillips, 5.750%, 02/01/19	185
80	Encana Corp., (Canada), 6.500%, 05/15/19	95
200	ENI S.p.A., (Italy), 4.150%, 10/01/20 (e)	201
100	EOG Resources, Inc., 4.100%, 02/01/21	111
	Marathon Oil Corp.,
228	5.900%, 03/15/18	269
175	6.000%, 10/01/17	206
35	Occidental Petroleum Corp., 1.750%, 02/15/17	35
40	PC Financial Partnership, 5.000%, 11/15/14	44
90	Petrobras International Finance Co., (Cayman Islands), 5.375%, 01/27/21	97
97	Petro-Canada, (Canada), 6.050%, 05/15/18	117

SEE NOTES TO FINANCIAL STATEMENTS.

68	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — Continued
	Shell International Finance B.V., (Netherlands),
55	1.875%, 03/25/13	56
184	3.100%, 06/28/15	198
55	4.000%, 03/21/14	59
195	4.375%, 03/25/20	228
	Statoil ASA, (Norway),
67	3.125%, 08/17/17	72
83	3.150%, 01/23/22	86
50	Talisman Energy, Inc., (Canada), 7.750%, 06/01/19	63
44	Total Capital International S.A., (France), 1.500%, 02/17/17	44
175	Total Capital S.A., (France), 2.300%, 03/15/16	182

		2,559

	Total Energy	2,778

	Financials — 11.1%
	Capital Markets — 2.7%
	Bank of New York Mellon Corp. (The),
250	2.950%, 06/18/15	264
75	3.100%, 01/15/15	79
75	4.600%, 01/15/20	83
	BlackRock, Inc.,
325	3.500%, 12/10/14	348
326	5.000%, 12/10/19	372
100	Blackstone Holdings Finance Co. LLC, 5.875%, 03/15/21 (e)	101
40	Charles Schwab Corp. (The), 4.950%, 06/01/14	43
	Goldman Sachs Group, Inc. (The),
255	3.625%, 02/07/16	256
66	3.700%, 08/01/15	67
68	5.375%, 03/15/20	70
300	5.500%, 11/15/14	322
80	5.750%, 01/24/22	83
1,100	5.950%, 01/18/18	1,189
250	7.500%, 02/15/19	285
	Jefferies Group, Inc.,
111	3.875%, 11/09/15	106
150	5.125%, 04/13/18	140
125	8.500%, 07/15/19	134
	Lehman Brothers Holdings, Inc.,
300	4.800%, 03/13/14 (d)	81
350	6.000%, 07/19/12 (d)	95
455	6.625%, 01/18/13 (d)	124
75	6.750%, 12/28/17 (d)	—	(h)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Capital Markets — Continued
	Macquarie Group Ltd., (Australia),
150	6.000%, 01/14/20 (e)	148
100	7.300%, 08/01/14 (e)	105
40	7.625%, 08/13/19 (e)	41
	Merrill Lynch & Co., Inc.,
200	5.000%, 01/15/15	206
157	5.450%, 07/15/14	163
50	6.150%, 04/25/13	52
814	6.400%, 08/28/17	857
266	6.875%, 04/25/18	290
	Morgan Stanley,
104	4.000%, 07/24/15	104
195	4.200%, 11/20/14	196
147	4.750%, 04/01/14	149
800	5.300%, 03/01/13	824
166	5.500%, 07/24/20	163
450	5.625%, 09/23/19	450
175	5.750%, 08/31/12	179
100	5.750%, 01/25/21	99
250	6.000%, 05/13/14	262
100	6.625%, 04/01/18	106
100	7.300%, 05/13/19	108
	Nomura Holdings, Inc., (Japan),
85	4.125%, 01/19/16	86
178	6.700%, 03/04/20	193
45	Northern Trust Corp., 5.500%, 08/15/13	48
	UBS AG, (Switzerland),
500	3.875%, 01/15/15	519
100	5.750%, 04/25/18	110
100	5.875%, 12/20/17	111

		9,811

	Commercial Banks — 3.4%
100	ANZ National (International) Ltd., (New Zealand), 2.375%, 12/21/12 (e)	101
250	Australia & New Zealand Banking Group Ltd., (Australia), 2.400%, 11/23/16 (e)	252
250	Bank of Montreal, (Canada), 1.300%, 10/31/14 (e)	253
	Bank of Nova Scotia, (Canada),
121	1.650%, 10/29/15 (e)	123
175	2.550%, 01/12/17	181
123	3.400%, 01/22/15	131
136	Bank of Tokyo-Mitsubishi UFJ Ltd., (Japan), 3.850%, 01/22/15 (e)	144

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	JPMORGAN INSTITUTIONAL TRUST FUNDS	69

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Commercial Banks — Continued
	Barclays Bank plc, (United Kingdom),
410	2.500%, 01/23/13	414
200	2.500%, 09/21/15 (e)	203
100	3.900%, 04/07/15	104
200	5.200%, 07/10/14	212
250	6.050%, 12/04/17 (e)	254
	BB&T Corp.,
70	3.375%, 09/25/13	73
80	3.850%, 07/27/12	81
125	3.950%, 04/29/16	136
100	4.900%, 06/30/17	109
150	5.700%, 04/30/14	165
152	Branch Banking & Trust Co., 4.875%, 01/15/13	157
1,000	Canadian Imperial Bank of Commerce, (Canada), 2.600%, 07/02/15 (e)	1,050
55	Comerica, Inc., 3.000%, 09/16/15	57
	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A., (Netherlands),
34	3.375%, 01/19/17	35
118	3.875%, 02/08/22	118
	Credit Suisse, (Switzerland),
100	5.400%, 01/14/20	100
350	6.000%, 02/15/18	369
350	Fifth Third Bancorp, 5.450%, 01/15/17	382
300	HSBC Holdings plc, (United Kingdom), 4.875%, 01/14/22	325
250	HSBC USA, Inc., 2.375%, 02/13/15	253
200	ING Bank N.V., (Netherlands), 3.750%, 03/07/17 (e)	199
100	KeyCorp, 6.500%, 05/14/13	106
163	Macquarie Bank Ltd., (Australia), 5.000%, 02/22/17 (e)	165
300	Manufacturers & Traders Trust Co., 6.625%, 12/04/17	348
	National Australia Bank Ltd., (Australia),
200	2.500%, 01/08/13 (e)	202
300	2.750%, 09/28/15 (e)	305
100	3.750%, 03/02/15 (e)	105
100	Nordea Bank AB, (Sweden), 1.750%, 10/04/13 (e)	100
	PNC Funding Corp.,
133	4.375%, 08/11/20	147
265	5.125%, 02/08/20	306
110	5.250%, 11/15/15	123
115	5.625%, 02/01/17	127

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Commercial Banks — Continued
250	Rabobank Nederland N.V., (Netherlands), 3.200%, 03/11/15 (e)	257
170	SunTrust Banks, Inc., 5.250%, 11/05/12	175
235	Toronto-Dominion Bank (The), (Canada), 2.200%, 07/29/15 (e)	244
	U.S. Bancorp,
150	2.450%, 07/27/15	156
208	2.875%, 11/20/14	218
250	Wachovia Bank N.A., 6.000%, 11/15/17	287
	Wachovia Corp.,
235	4.875%, 02/15/14	248
850	5.750%, 02/01/18	986
	Wells Fargo & Co.,
415	5.625%, 12/11/17	480
500	SUB, 3.676%, 06/15/16	536
315	Wells Fargo Bank N.A., 4.750%, 02/09/15	339
285	Westpac Banking Corp., (Australia), 4.875%, 11/19/19	306

		12,247

	Consumer Finance — 0.8%
	American Express Credit Corp.,
139	2.800%, 09/19/16	144
200	7.300%, 08/20/13	217
	American Honda Finance Corp.,
333	1.450%, 02/27/15 (e)	334
200	2.125%, 02/28/17 (e)	201
250	Capital One Bank USA N.A., 8.800%, 07/15/19	306
	Capital One Financial Corp.,
100	6.750%, 09/15/17	116
245	7.375%, 05/23/14	273
	HSBC Finance Corp.,
200	5.250%, 01/15/14	211
202	6.375%, 11/27/12	209
33	John Deere Capital Corp., 3.150%, 10/15/21	34
100	SLM Corp., 5.375%, 01/15/13	103
91	Springleaf Finance Corp., 5.375%, 10/01/12	86
	Toyota Motor Credit Corp.,
120	1.000%, 02/17/15	120
200	2.000%, 09/15/16	203
100	2.050%, 01/12/17	102
154	3.200%, 06/17/15	164
100	Volkswagen International Finance N.V., (Netherlands), 1.625%, 08/12/13 (e)	101

		2,924

SEE NOTES TO FINANCIAL STATEMENTS.

70	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Diversified Financial Services — 2.4%
250	Associates Corp. of North America, 6.950%, 11/01/18	283
300	BA Covered Bond Issuer, 5.500%, 06/14/12 (e)	304
	Bank of America Corp.,
130	5.625%, 07/01/20	135
300	5.650%, 05/01/18	311
90	5.700%, 01/24/22	95
170	5.750%, 12/01/17	178
50	5.875%, 01/05/21	53
100	6.500%, 08/01/16	108
125	7.375%, 05/15/14	135
425	Bank of America N.A., 5.300%, 03/15/17	432
	BP Capital Markets plc, (United Kingdom),
100	3.125%, 03/10/12	100
100	4.742%, 03/11/21	115
300	5.250%, 11/07/13	322
	Caterpillar Financial Services Corp.,
100	5.500%, 03/15/16	116
150	6.200%, 09/30/13	163
65	7.050%, 10/01/18	83
100	7.150%, 02/15/19	130
	Citigroup, Inc.,
43	4.587%, 12/15/15	46
125	4.750%, 05/19/15	132
506	5.000%, 09/15/14	527
54	5.375%, 08/09/20	59
700	6.000%, 08/15/17	780
285	6.010%, 01/15/15	310
300	6.125%, 11/21/17	336
	CME Group, Inc.,
110	5.400%, 08/01/13	117
190	5.750%, 02/15/14	208
190	ConocoPhillips Canada Funding Co. I, (Canada), 5.625%, 10/15/16	226
27	ERAC USA Finance LLC, 4.500%, 08/16/21 (e)	28
	General Electric Capital Corp.,
220	4.375%, 09/16/20	235
800	4.650%, 10/17/21	870
500	5.400%, 02/15/17	574
475	5.625%, 05/01/18	548
500	5.650%, 06/09/14	548
100	Textron Financial Corp., 5.400%, 04/28/13	104

		8,711

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Insurance — 1.3%
	ACE INA Holdings, Inc.,
45	2.600%, 11/23/15	46
50	5.600%, 05/15/15	57
	Aflac, Inc.,
28	2.650%, 02/15/17	28
32	4.000%, 02/15/22	32
25	8.500%, 05/15/19	33
	American International Group, Inc.,
385	4.250%, 05/15/13	393
350	5.450%, 05/18/17	372
200	5.600%, 10/18/16	215
45	Aon Corp., 3.500%, 09/30/15	47
607	ASIF Global Financing XIX, 4.900%, 01/17/13 (e)	619
150	Berkshire Hathaway Finance Corp., 5.400%, 05/15/18	178
	Berkshire Hathaway, Inc.,
202	3.400%, 01/31/22	206
98	3.750%, 08/15/21	103
90	CNA Financial Corp., 5.875%, 08/15/20	98
	Jackson National Life Global Funding,
80	4.700%, 06/01/18 (e)	85
405	6.125%, 05/30/12 (e)	410
100	MassMutual Global Funding II, 2.300%, 09/28/15 (e)	103
	Metropolitan Life Global Funding I,
200	2.000%, 01/09/15 (e)	202
175	3.650%, 06/14/18 (e)	180
222	5.200%, 09/18/13 (e)	236
50	Monumental Global Funding Ltd., (Cayman Islands), 5.500%, 04/22/13 (e)	52
170	New York Life Global Funding, 1.300%, 01/12/15 (e)	171
150	Pacific Life Global Funding, 5.000%, 05/15/17 (e)	159
200	Pricoa Global Funding I, 5.450%, 06/11/14 (e)	215
100	Principal Life Income Funding Trusts, 5.300%, 04/24/13	105
150	Prudential Insurance Co. of America (The), 8.300%, 07/01/25 (e)	201
200	Travelers Life & Annunity Global Funding I, 5.125%, 08/15/14 (e)	218
50	Travelers Property Casualty Corp., 5.000%, 03/15/13	52

		4,816

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	JPMORGAN INSTITUTIONAL TRUST FUNDS	71

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Real Estate Investment Trusts (REITs) — 0.3%
	CommonWealth REIT,
125	5.875%, 09/15/20	128
150	6.650%, 01/15/18	162
27	ERP Operating LP, 4.625%, 12/15/21	29
	HCP, Inc.,
8	3.750%, 02/01/19	8
92	5.375%, 02/01/21	101
	Simon Property Group LP,
81	4.125%, 12/01/21	87
17	4.200%, 02/01/15	18
40	4.375%, 03/01/21	44
100	5.625%, 08/15/14	108
50	5.650%, 02/01/20	59
40	6.100%, 05/01/16	46
50	6.125%, 05/30/18	60
159	WEA Finance LLC/WT Finance Ltd., 6.750%, 09/02/19 (e)	186

		1,036

	Thrifts & Mortgage Finance — 0.2%
25	Countrywide Financial Corp., 6.250%, 05/15/16	25
523	Stadshypotek AB, (Sweden), 1.450%, 09/30/13 (e)	527

		552

	Total Financials	40,097

	Health Care — 0.4%
	Biotechnology — 0.1%
	Amgen, Inc.,
400	3.875%, 11/15/21	416
44	4.500%, 03/15/20	48
40	5.700%, 02/01/19	46

		510

	Health Care Equipment & Supplies — 0.1%
	Baxter International, Inc.,
50	4.000%, 03/01/14	53
50	4.625%, 03/15/15	56
40	Becton Dickinson and Co., 5.000%, 05/15/19	47

		156

	Health Care Providers & Services — 0.1%
50	Medco Health Solutions, Inc., 2.750%, 09/15/15	51
112	UnitedHealth Group, Inc., 3.375%, 11/15/21	118

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Health Care Providers & Services — Continued
	WellPoint, Inc.,
27	5.875%, 06/15/17	31
18	7.000%, 02/15/19	23

		223

	Pharmaceuticals — 0.1%
100	AstraZeneca plc, (United Kingdom), 5.400%, 06/01/14	111
150	GlaxoSmithKline Capital, Inc., 5.650%, 05/15/18	183
75	Merck & Co., Inc., 6.000%, 09/15/17	93

		387

	Total Health Care	1,276

	Industrials — 0.9%
	Aerospace & Defense — 0.1%
100	Honeywell International, Inc., 5.300%, 03/01/18	120
47	Lockheed Martin Corp., 2.125%, 09/15/16	48
50	United Technologies Corp., 6.125%, 02/01/19	62

		230

	Airlines — 0.1%
87	American Airlines, 2011-2 Class A Pass-Through Trust, 8.625%, 10/15/21	92
37	Continental Airlines, 1999-2 Class C-2 Pass-Through Trust, 7.256%, 03/15/20	41
76	Delta Air Lines, 2010-2 Class A Pass-Through Trust, 4.950%, 05/23/19	81

		214

	Commercial Services & Supplies — 0.1%
100	Allied Waste North America, Inc., 6.875%, 06/01/17	105
	Pitney Bowes, Inc.,
125	4.875%, 08/15/14	133
100	5.000%, 03/15/15	107
50	5.600%, 03/15/18	53
60	Waste Management, Inc., 7.375%, 03/11/19	76

		474

	Construction & Engineering — 0.0% (g)
70	Fluor Corp., 3.375%, 09/15/21	71

	Industrial Conglomerates — 0.0% (g)
100	Siemens Financieringsmaatschappij N.V., (Netherlands), 5.750%, 10/17/16 (e)	117

SEE NOTES TO FINANCIAL STATEMENTS.

72	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Industrial Conglomerates — Continued
50	Tyco International Finance S.A., (Luxembourg), 8.500%, 01/15/19	64

		181

	Machinery — 0.0% (g)
50	Eaton Corp., 5.600%, 05/15/18	59
25	Parker Hannifin Corp., 5.500%, 05/15/18	29

		88

	Road & Rail — 0.6%
	Burlington Northern Santa Fe LLC,
43	3.050%, 03/15/22	43
32	3.450%, 09/15/21	33
19	3.600%, 09/01/20	20
100	5.650%, 05/01/17	117
100	7.000%, 02/01/14	111
	CSX Corp.,
30	6.250%, 04/01/15	34
30	7.375%, 02/01/19	38
50	7.900%, 05/01/17	63
615	Federal Express Corp. 1998 Pass Through Trust, 6.720%, 01/15/22	734
	Norfolk Southern Corp.,
138	3.250%, 12/01/21	142
50	7.700%, 05/15/17	63
	Ryder System, Inc.,
48	2.500%, 03/01/17	48
55	3.600%, 03/01/16	58
	Union Pacific Corp.,
233	4.163%, 07/15/22	257
100	4.875%, 01/15/15	110
82	5.650%, 05/01/17	97
115	United Parcel Service of America, Inc., 8.375%, 04/01/20	161

		2,129

	Total Industrials	3,387

	Information Technology — 0.7%
	Computers & Peripherals — 0.3%
256	Dell, Inc., 3.100%, 04/01/16	273
	Hewlett-Packard Co.,
195	4.375%, 09/15/21	206
325	5.400%, 03/01/17	367
200	6.125%, 03/01/14	218

		1,064

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
25	3.375%, 11/01/15	26
150	6.875%, 07/01/13	160

		186

	IT Services — 0.2%
	International Business Machines Corp.,
126	1.250%, 02/06/17	126
150	5.700%, 09/14/17	182
200	7.625%, 10/15/18	271

		579

	Office Electronics — 0.0% (g)
	Xerox Corp.,
50	5.625%, 12/15/19	55
40	6.750%, 02/01/17	47

		102

	Semiconductors & Semiconductor Equipment — 0.0% (g)
30	National Semiconductor Corp., 6.600%, 06/15/17	37

	Software — 0.1%
25	Intuit, Inc., 5.750%, 03/15/17	28
120	Microsoft Corp., 1.625%, 09/25/15	124
	Oracle Corp.,
200	5.250%, 01/15/16	232
100	5.750%, 04/15/18	123

		507

	Total Information Technology	2,475

	Materials — 0.4%
	Chemicals — 0.3%
100	Air Products & Chemicals, Inc., 4.150%, 02/01/13	103
	Dow Chemical Co. (The),
61	4.125%, 11/15/21	65
38	4.250%, 11/15/20	41
60	7.600%, 05/15/14	68
40	8.550%, 05/15/19	53
	El du Pont de Nemours & Co.,
101	1.950%, 01/15/16	104
50	4.125%, 03/06/13	52
100	6.000%, 07/15/18	125
34	Mosaic Co. (The), 3.750%, 11/15/21	36
100	Potash Corp. of Saskatchewan, Inc., (Canada), 4.875%, 03/01/13	104
230	Praxair, Inc., 4.625%, 03/30/15	256

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	JPMORGAN INSTITUTIONAL TRUST FUNDS	73

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Chemicals — Continued
150	Union Carbide Corp., 7.500%, 06/01/25	178

		1,185

	Metals & Mining — 0.1%
	BHP Billiton Finance USA Ltd., (Australia),
37	1.000%, 02/24/15	37
83	1.625%, 02/24/17	83
100	5.400%, 03/29/17	118
100	6.500%, 04/01/19	126
	Rio Tinto Finance USA Ltd., (Australia),
27	3.500%, 11/02/20	28
50	8.950%, 05/01/14	58

		450

	Total Materials	1,635

	Telecommunication Services — 0.9%
	Diversified Telecommunication Services — 0.8%
	AT&T, Inc.,
100	4.450%, 05/15/21	112
135	5.100%, 09/15/14	149
150	5.500%, 02/01/18	179
15	BellSouth Corp., 5.200%, 09/15/14	17
100	BellSouth Telecommunications, Inc., 6.300%, 12/15/15	107
100	British Telecommunications plc, (United Kingdom), 5.950%, 01/15/18	117
61	France Telecom S.A., (France), 2.750%, 09/14/16	63
500	GTE Corp., 6.840%, 04/15/18	618
148	Qwest Corp., 6.750%, 12/01/21	169
	Telecom Italia Capital S.A., (Luxembourg),
280	4.950%, 09/30/14	283
225	5.250%, 11/15/13	228
	Telefonica Emisiones S.A.U., (Spain),
275	5.855%, 02/04/13	284
30	5.877%, 07/15/19	32
100	Verizon Communications, Inc., 5.500%, 02/15/18	119
250	Verizon Maryland, Inc., 7.150%, 05/01/23	264
100	Verizon New England, Inc., 4.750%, 10/01/13	105

		2,846

	Wireless Telecommunication Services — 0.1%
150	Cellco Partnership/Verizon Wireless Capital LLC, 5.550%, 02/01/14	163
40	Crown Castle Towers LLC, 3.214%, 08/15/15 (e)	41

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Wireless Telecommunication Services — Continued
125	Vodafone Group plc, (United Kingdom), 5.000%, 09/15/15	141

		345

	Total Telecommunication Services	3,191

	Utilities — 1.5%
	Electric Utilities — 0.9%
	Carolina Power & Light Co.,
233	5.125%, 09/15/13	249
150	5.300%, 01/15/19	177
100	CenterPoint Energy Houston Electric LLC, 5.750%, 01/15/14	108
50	Cleveland Electric Illuminating Co. (The), 7.880%, 11/01/17	63
30	Connecticut Light & Power Co. (The), 5.650%, 05/01/18	36
200	Duke Energy Carolinas LLC, 5.625%, 11/30/12	207
60	Duke Energy Indiana, Inc., 3.750%, 07/15/20	65
100	Enel Finance International N.V., (Netherlands), 5.125%, 10/07/19 (e)	99
72	Exelon Generation Co. LLC, 4.000%, 10/01/20	75
40	Georgia Power Co., 6.000%, 11/01/13	44
135	Indiana Michigan Power Co., 7.000%, 03/15/19	168
25	Jersey Central Power & Light Co., 7.350%, 02/01/19	32
16	Kiowa Power Partners LLC, 4.811%, 12/30/13 (e)	16
60	Nevada Power Co., 7.125%, 03/15/19	76
150	NextEra Energy Capital Holdings, Inc., 7.875%, 12/15/15	180
40	Niagara Mohawk Power Corp., 4.881%, 08/15/19 (e)	44
180	Nisource Finance Corp., 4.450%, 12/01/21	191
25	Ohio Power Co., 6.050%, 05/01/18	30
	Oncor Electric Delivery Co. LLC,
25	5.950%, 09/01/13	27
50	6.800%, 09/01/18	61
125	Pacific Gas & Electric Co., 5.625%, 11/30/17	149
60	PacifiCorp, 5.650%, 07/15/18	72
75	Peco Energy Co., 5.350%, 03/01/18	89
51	Public Service Co. of Colorado, 3.200%, 11/15/20	54
74	Public Service Co. of Oklahoma, 4.400%, 02/01/21	80
200	Public Service Electric & Gas Co., 6.330%, 11/01/13	218

SEE NOTES TO FINANCIAL STATEMENTS.

74	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Electric Utilities — Continued
	Southern Co.,
45	1.950%, 09/01/16	45
40	4.150%, 05/15/14	43
30	Southwestern Public Service Co., 8.750%, 12/01/18	41
	Spectra Energy Capital LLC,
100	5.500%, 03/01/14	106
30	5.668%, 08/15/14	33
140	6.200%, 04/15/18	162
50	8.000%, 10/01/19	64
	Virginia Electric and Power Co.,
210	5.100%, 11/30/12	217
100	5.400%, 04/30/18	119

		3,440

	Gas Utilities — 0.2%
	AGL Capital Corp.,
94	3.500%, 09/15/21	95
50	4.450%, 04/15/13	51
100	6.375%, 07/15/16	117
	Atmos Energy Corp.,
100	5.125%, 01/15/13	104
30	8.500%, 03/15/19	40
50	CenterPoint Energy Resources Corp., 6.125%, 11/01/17	58
	TransCanada PipeLines Ltd., (Canada),
100	4.000%, 06/15/13	104
100	6.500%, 08/15/18	125
30	7.125%, 01/15/19	38

		732

	Independent Power Producers & Energy Traders —0.0% (g)
150	PPL Energy Supply LLC, 4.600%, 12/15/21	156

	Multi-Utilities — 0.3%
	Dominion Resources, Inc.,
195	6.250%, 06/30/12	199
150	8.875%, 01/15/19	202
100	KCP&L Greater Missouri Operations Co., 11.875%, 07/01/12	103
50	PG&E Corp., 5.750%, 04/01/14	55
	Sempra Energy,
80	8.900%, 11/15/13	89
150	9.800%, 02/15/19	205
	Wisconsin Electric Power Co.,
30	6.000%, 04/01/14	33

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Multi-Utilities — Continued
100		6.250%, 12/01/15	118

			1,004

		Water Utilities — 0.1%
200		American Water Capital Corp., 6.085%, 10/15/17	234

		Total Utilities	5,566

		Total Corporate Bonds (Cost $63,651)	67,269

Foreign Government Securities — 1.0%
		Israel Government AID Bond, (Israel),
1,000		Zero Coupon, 08/15/17	923
1,000		Zero Coupon, 08/15/18	892
1,557		Zero Coupon, 08/15/20	1,285
100		Province of Manitoba, (Canada), 2.125%, 04/22/13	102
		Province of Ontario, (Canada),
250		2.700%, 06/16/15	264
300		2.950%, 02/05/15	318

		Total Foreign Government Securities (Cost $3,661)	3,784

Mortgage Pass-Through Securities — 12.2%
		Federal Home Loan Mortgage Corp.,
150		ARM, 2.203%, 01/01/37	158
48		ARM, 2.210%, 01/01/27	50
336		ARM, 2.289%, 08/01/36	354
15		ARM, 2.375%, 07/01/26	16
266		ARM, 2.486%, 03/01/37	284
143		ARM, 2.538%, 09/01/36	153
545		ARM, 2.622%, 12/01/34	579
241		ARM, 2.669%, 09/01/36	258
227		ARM, 4.831%, 04/01/38	241
147		ARM, 5.471%, 02/01/37	155
423		ARM, 6.024%, 06/01/36	455
213		ARM, 6.664%, 11/01/36	230
		Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
277		4.000%, 06/01/19	293
71		4.500%, 10/01/18	76
477		5.500%, 06/01/17 - 01/01/24	518
285		6.000%, 10/01/17 - 04/01/18	307
684		6.500%, 01/01/17 - 03/01/22	744
43		7.000%, 09/01/12 - 01/01/17	43
—	(h)	7.500%, 10/01/14	—	(h)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	JPMORGAN INSTITUTIONAL TRUST FUNDS	75

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Mortgage Pass-Through Securities — Continued
	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
20	6.000%, 12/01/22	22
102	6.500%, 12/01/13 - 08/01/26	114
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
123	6.000%, 01/01/34	138
189	7.000%, 04/01/22 - 02/01/37	218
9	7.500%, 08/01/25	11
12	8.000%, 07/01/20 - 11/01/24	14
32	8.500%, 07/01/28	38
594	Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA, 10.000%, 10/01/30	712
536	Federal Home Loan Mortgage Corp. Gold Pools, Other, 6.000%, 02/01/33	588
	Federal Home Loan Mortgage Corp., 30 Year, Single Family,
3	12.000%, 08/01/15 - 07/01/19	3
	Federal National Mortgage Association,
7	ARM, 1.911%, 03/01/19	7
227	ARM, 2.056%, 01/01/35	239
246	ARM, 2.131%, 09/01/35	259
146	ARM, 2.135%, 08/01/35	153
89	ARM, 2.192%, 02/01/37	94
331	ARM, 2.119%, 02/01/35	350
155	ARM, 2.297%, 11/01/33	164
263	ARM, 2.330%, 01/01/35	275
286	ARM, 2.340%, 09/01/35	304
221	ARM, 2.347%, 08/01/34	232
378	ARM, 2.352%, 09/01/34	401
176	ARM, 2.423%, 04/01/33	186
229	ARM, 2.547%, 10/01/34	242
293	ARM, 2.560%, 09/01/33	311
100	ARM, 2.592%, 08/01/36	107
213	ARM, 2.601%, 02/01/35	226
188	ARM, 2.658%, 07/01/46	200
223	ARM, 2.671%, 04/01/35	234
246	ARM, 2.673%, 02/01/37	262
2	ARM, 2.796%, 08/01/19	2
352	ARM, 3.031%, 02/01/36	371
21	ARM, 3.084%, 09/01/27	22
20	ARM, 3.898%, 03/01/29	21
174	ARM, 6.200%, 09/01/36	188
	Federal National Mortgage Association, 15 Year, Single Family,
421	4.000%, 09/01/18 - 05/01/19	449
1,329	4.500%, 05/01/18 - 05/01/19	1,435

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

762	5.000%, 12/01/16 - 04/01/19	833
513	5.500%, 01/01/20 - 06/01/20	559
686	6.000%, 03/01/21 - 01/01/24	742
137	6.500%, 05/01/13 - 08/01/20	149
3	7.500%, 10/01/12	3
1	8.000%, 11/01/12	1
	Federal National Mortgage Association, 20 Year, Single Family,
157	6.000%, 04/01/24	174
212	6.500%, 05/01/22	238
	Federal National Mortgage Association, 30 Year, FHA/VA,
20	6.000%, 09/01/33	22
39	6.500%, 03/01/29	45
27	8.500%, 08/01/27 - 02/01/30	30
15	9.000%, 09/01/19 - 12/01/30	16
9	9.500%, 12/01/18	11
	Federal National Mortgage Association, 30 Year, Single Family,
184	4.500%, 08/01/33	196
2,062	5.000%, 07/01/33 - 08/01/40	2,245
2,605	5.500%, 09/01/33 - 02/01/38	2,851
1,167	6.000%, 12/01/32 - 09/01/37	1,296
66	6.500%, 08/01/31	76
16	7.000%, 07/01/25 - 08/01/32	19
20	7.500%, 11/01/22 - 05/01/25	23
659	8.000%, 03/01/21 - 11/01/32	804
11	8.500%, 07/01/24 - 06/01/25	13
1	9.000%, 04/01/26	1
5	10.000%, 02/01/24	5
3	12.500%, 01/01/16	3
	Federal National Mortgage Association, Other,
998	1.940%, 01/01/17	1,022
1,000	1.990%, 01/01/17	1,000
2,939	2.970%, 11/01/18	3,088
2,456	3.590%, 12/01/20	2,648
1,000	3.658%, 10/01/20	1,073
1,086	4.160%, 03/01/21	1,207
478	4.291%, 06/01/21	538
1,987	4.380%, 01/01/21 - 04/01/21	2,235
500	4.390%, 05/01/21	563
800	4.443%, 04/01/21	896
968	4.500%, 03/01/20	1,083
433	5.500%, 04/01/38	466
499	6.000%, 03/01/37	544

SEE NOTES TO FINANCIAL STATEMENTS.

76	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Mortgage Pass-Through Securities — Continued
	Government National Mortgage Association II, 30 Year, Single Family,
1,190	6.000%, 03/20/28 - 09/20/38	1,335
17	7.500%, 02/20/28 - 09/20/28	20
47	8.000%, 12/20/25 - 10/20/28	56
28	8.500%, 03/20/25 - 05/20/25	34
	Government National Mortgage Association, 15 Year, Single Family,
41	6.000%, 10/15/17	45
22	8.000%, 01/15/16	24
	Government National Mortgage Association, 30 Year, Single Family,
699	6.000%, 11/15/28 - 12/15/38	796
467	6.500%, 01/15/24 - 12/15/35	539
437	7.000%, 08/15/23 - 06/15/35	505
32	7.500%, 11/15/22 - 09/15/28	38
12	8.000%, 05/15/22 - 08/15/28	12
8	8.500%, 11/15/17	8
15	9.000%, 08/15/16 - 11/15/24	17
276	9.500%, 09/15/18 - 12/15/25	330
6	12.000%, 11/15/19	7

	Total Mortgage Pass-Through Securities (Cost $41,833)	43,990

Supranational — 0.0% (g)
40	Corp. Andina de Fomento, 5.200%, 05/21/13 (Cost $40)	42

U.S. Government Agency Securities — 2.1%
500	Federal Farm Credit Bank, 5.125%, 11/15/18	605
	Federal National Mortgage Association,
1,300	Zero Coupon, 07/05/14	1,273
1,000	Zero Coupon, 06/01/17	927
800	5.000%, 05/11/17	954
500	Federal National Mortgage Association STRIPS, 11/15/21	383
	Financing Corp. Fico,
500	Zero Coupon, 04/05/19	434
300	Zero Coupon, 09/26/19	255
1,000	Government Trust Certificate, Zero Coupon, 10/01/15	948
450	Residual Funding Corp. STRIPS, Zero Coupon, 07/15/20	375
1,000	Tennessee Valley Authority, 5.500%, 07/18/17	1,218
333	Tennessee Valley Authority STRIPS, Zero Coupon, 05/01/19	286

	Total U.S. Government Agency Securities (Cost $7,195)	7,658

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

U.S. Treasury Obligations — 30.2%
	U.S. Treasury Bonds,
1,225	7.500%, 11/15/16	1,603
320	8.500%, 02/15/20	489
250	8.750%, 05/15/20	389
250	8.750%, 08/15/20	392
3,000	8.875%, 08/15/17	4,267
	U.S. Treasury Bonds STRIPS,
100	08/15/26	66
300	11/15/26	197
	U.S. Treasury Inflation Indexed Notes,
1,000	0.500%, 04/15/15	1,109
700	1.125%, 01/15/21	825
1,850	2.000%, 04/15/12	2,069
	U.S. Treasury Notes,
400	1.375%, 12/31/18	400
4,900	1.500%, 08/31/18	4,969
1,500	1.750%, 10/31/18	1,542
1,500	2.125%, 12/31/15	1,586
1,500	2.250%, 07/31/18	1,593
1,500	2.750%, 11/30/16	1,634
1,755	2.750%, 05/31/17	1,918
3,000	2.750%, 12/31/17	3,282
1,000	3.125%, 04/30/17	1,111
7,900	3.250%, 12/31/16	8,801
1,000	3.250%, 03/31/17	1,117
1,000	4.750%, 08/15/17	1,201
	U.S. Treasury STRIPS,
202	11/15/13	201
800	02/15/14 (m)	795
4,566	05/15/14 (m)	4,530
1,500	08/15/14 (m)	1,486
3,518	11/15/14 (m)	3,477
3,325	02/15/15	3,277
32	08/15/15	31
4,952	11/15/15 (m)	4,841
5,766	02/15/16 (m)	5,617
1,072	05/15/16	1,038
2,005	08/15/16	1,933
700	11/15/16	671
1,224	02/15/17	1,168
4,446	08/15/17	4,196
1,960	11/15/17	1,838
2,200	02/15/18	2,048
495	05/15/19	444
4,350	08/15/19	3,870
2,000	02/15/20	1,747

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	JPMORGAN INSTITUTIONAL TRUST FUNDS	77

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

U.S. Treasury Obligations — Continued
13,948	05/15/20	12,076
150	05/15/20	131
12,550	08/15/20	10,771
1,450	05/15/21	1,208
100	08/15/21	83
1,350	11/15/21	1,104

	Total U.S. Treasury Obligations (Cost $101,567)	109,141

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 2.3%
	Investment Company — 2.3%
8,286	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.170% (b) (l) (Cost $8,286)	8,286

	Total Investments — 100.1% (Cost $339,230)	361,569
	Liabilities in Excess of Other Assets — (0.1)%	(264)

	NET ASSETS — 100.0%	$361,305

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

78	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2012

JPMorgan Institutional Trust Funds

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012

ARM	— Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of February 29, 2012.
CMO	— Collateralized Mortgage Obligation
ESOP	— Employee Stock Ownership Program
ETF	— Exchange Traded Fund
FHA	— Federal Housing Administration
GMAC	— General Motors Acceptance Corp.
GO	— General Obligation
HB

—  High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IOs, the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

IF

—  Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of February 29, 2012. The rate may be subject to a cap and floor.

IO

—  Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO

—  Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMICS	— Real Estate Mortgage Investment Conduits
Rev.	— Revenue
SPDR	— Standard & Poor’s Depository Receipts
STRIPS

—  Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	— Step-Up Bond. The interest rate shown is the rate in effect as of February 29, 2012.

VA	— Veterans Administration
VAR	— Variable Rate Security. The interest rate shown is the rate in effect as of February 29, 2012.

(a)	— Non-income producing security.
(b)	— Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	— Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(d)	— Defaulted Security.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)

—  Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The following approximates the value and percentage of these investments based on total investments (amounts in thousands):

	Fund	Value	Percentage
	Core Bond Trust	$23,502	0.7%
	Intermediate Bond Trust	966	0.3

(g)	— Amount rounds to less than 0.1%.
(h)	— Amount rounds to less than one thousand (shares or dollars).
(i)	— Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	— All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	— The rate shown is the current yield as of February 29, 2012.
(m)

—  All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

(n)	— The rate shown is the effective yield at the date of purchase.
(q)	— Investment in affiliate. This security is included in an index in which the Fund, as an index fund, invests.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	JPMORGAN INSTITUTIONAL TRUST FUNDS	79

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 29, 2012

(Amounts in thousands, except per share amounts)

	Core Bond Trust	Equity Index Trust		Intermediate Bond Trust
ASSETS:
Investments in non-affiliates, at value	$3,366,283	$294,412		$353,283
Investments in affiliates, at value	83,998	6,184		8,286

Total investment securities, at value	3,450,281	300,596		361,569
Cash	210	—		15
Receivables:
Investment securities sold	3,153	1		110
Fund shares sold	11,170	—		—
Interest and dividends from non-affiliates	16,813	729		1,599
Dividends from affiliates	17	—	(a)	2

Total Assets	3,481,644	301,326		363,295

LIABILITIES:
Payables:
Dividends	275	—		45
Investment securities purchased	21,490	115		1,747
Collateral for securities lending program	—	33		—
Fund shares redeemed	1,100	—		137
Variation margin on futures contracts	—	14		—
Accrued liabilities:
Investment advisory fees	328	17		10
Custodian and accounting fees	46	19		17
Trustees’ and Chief Compliance Officer’s fees	1	1		1
Audit fees	33	21		30
Other	50	8		3

Total Liabilities	23,323	228		1,990

Net Assets	$3,458,321	$301,098		$361,305

NET ASSETS:
Paid-in-Capital	$3,207,718	$269,438		$339,025
Accumulated undistributed (distributions in excess of) net investment income	(316)	1,329		(59)
Accumulated net realized gains (losses)	2,163	(56,629)		—
Net unrealized appreciation (depreciation)	248,756	86,960		22,339

Total Net Assets	$3,458,321	$301,098		$361,305

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized): (b)	319,575	18,211		33,985

Net Asset Value, offering and redemption price per share	$10.82	$16.53		$10.63

Cost of investments in non-affiliates	$3,117,527	$207,974		$330,944
Cost of investments in affiliates	83,998	5,877		8,286
Value of securities on loan	—	31		—

(a)	Amount rounds to less than $1,000.
(b)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

80	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2012

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED FEBRUARY 29, 2012

(Amounts in thousands)

	Core Bond Trust	Equity Index Trust	Intermediate Bond Trust
INVESTMENT INCOME:
Interest income from non-affiliates	$154,284	$— (a)	$13,802
Dividend income from non-affiliates	—	6,888	—
Dividend income from affiliates	102	115	11
Income from securities lending (net)	—	19	—

Total investment income	154,386	7,022	13,813

EXPENSES:
Investment advisory fees	9,660	825	989
Administration fees	3,220	330	330
Custodian and accounting fees	346	24	176
Professional fees	116	54	77
Trustees’ and Chief Compliance Officer’s fees	33	2	2
Printing and mailing costs	23	3	4
Transfer agent fees	33	— (a)	1
Other	74	15	17

Total expenses	13,505	1,253	1,596

Less amounts waived	(8,844)	(931)	(1,121)

Net expenses	4,661	322	475

Net investment income (loss)	149,725	6,700	13,338

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	15,415	(2,958)	3,171
Investment in affiliates	—	(91)	—
Futures	—	420	—

Net realized gain (loss)	15,415	(2,629)	3,171

Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	90,772	12,919	7,860
Investments in affiliates	—	(785)	—
Futures	—	23	—

Change in net unrealized appreciation (depreciation)	90,772	12,157	7,860

Net realized/unrealized gains (losses)	106,187	9,528	11,031

Change in net assets resulting from operations	$255,912	$16,228	$24,369

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	JPMORGAN INSTITUTIONAL TRUST FUNDS	81

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	Core Bond Trust		Equity Index Trust		Intermediate Bond Trust
	Year Ended 2/29/2012	Year Ended 2/28/2011	Year Ended 2/29/2012	Year Ended 2/28/2011	Year Ended 2/29/2012	Year Ended 2/28/2011
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$149,725	$153,933	$6,700	$5,902	$13,338	$17,106
Net realized gain (loss)	15,415	8,065	(2,629)	(5,765)	3,171	1,914
Change in net unrealized appreciation (depreciation)	90,772	54,989	12,157	62,868	7,860	1,425

Change in net assets resulting from operations	255,912	216,987	16,228	63,005	24,369	20,445

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(153,487)	(153,857)	(7,278)	(5,840)	(14,567)	(17,137)
From net realized gains	(4,919)	—	—	—	(1,970)	—
Return of capital	—	—	—	—	(790)	—

Total distributions to shareholders	(158,406)	(153,857)	(7,278)	(5,840)	(17,327)	(17,137)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	774,356	689,605	30,932	58,936	79,121	65,143
Subscriptions in-kind (See Note 7)	—	4,376	—	—	—	—
Dividends and distributions reinvested	154,789	124,882	7,278	2,401	16,912	15,597
Cost of shares redeemed	(590,970)	(668,047)	(87,258)	(82,128)	(108,690)	(76,325)

Change in net assets from capital transactions	338,175	150,816	(49,048)	(20,791)	(12,657)	4,415

NET ASSETS:
Change in net assets	435,681	213,946	(40,098)	36,374	(5,615)	7,723
Beginning of period	3,022,640	2,808,694	341,196	304,822	366,920	359,197

End of period	$3,458,321	$3,022,640	$301,098	$341,196	$361,305	$366,920

Accumulated undistributed (distributions in excess of) net investment income	$(316)	$492	$1,329	$1,969	$(59)	$1

SHARE TRANSACTIONS:
Issued	72,277	65,779	2,053	4,008	7,492	6,221
Subscriptions in-kind (See Note 7)	—	426	—	—	—	—
Reinvested	14,484	11,847	481	172	1,602	1,490
Redeemed	(55,193)	(63,504)	(5,516)	(5,706)	(10,442)	(7,326)

Change in Shares	31,568	14,548	(2,982)	(1,526)	(1,348)	385

SEE NOTES TO FINANCIAL STATEMENTS.

82	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2012

THIS PAGE IS INTENTIONALLY LEFT BLANK

FEBRUARY 29, 2012	JPMORGAN INSTITUTIONAL TRUST FUNDS	83

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Return of capital	Total distributions
Core Bond Trust
Year Ended February 29, 2012	$10.50	$0.50	$0.35	$0.85	$(0.51)	$(0.02)	—	$(0.53)
Year Ended February 28, 2011	10.27	0.55	0.23	0.78	(0.55)	—	—	(0.55)
Year Ended February 28, 2010	9.53	0.63	0.74	1.37	(0.63)	—	—	(0.63)
Year Ended February 28, 2009	10.09	0.55	(0.56)	(0.01)	(0.55)	—	—	(0.55)
Year Ended February 29, 2008	9.78	0.49	0.31	0.80	(0.49)	—	—	(0.49)

Equity Index Trust
Year Ended February 29, 2012	16.10	0.31	0.46	0.77	(0.34)	—	—	(0.34)
Year Ended February 28, 2011	13.42	0.28	2.67	2.95	(0.27)	—	—	(0.27)
Year Ended February 28, 2010	8.98	0.30	4.44	4.74	(0.30)	—	—	(0.30)
Year Ended February 28, 2009	16.27	0.33	(7.28)	(6.95)	(0.30)	(0.04)	—	(0.34)
Year Ended February 29, 2008	17.53	0.35	(0.94)	(0.59)	(0.33)	(0.34)	—	(0.67)

Intermediate Bond Trust
Year Ended February 29, 2012	10.38	0.43	0.38	0.81	(0.47)	(0.06)	(0.03)	(0.56)
Year Ended February 28, 2011	10.28	0.48	0.10	0.58	(0.48)	—	—	(0.48)
Year Ended February 28, 2010	9.70	0.53	0.58	1.11	(0.53)	—	—	(0.53)
Year Ended February 28, 2009	10.08	0.50	(0.38)	0.12	(0.50)	—	—	(0.50)
Year Ended February 29, 2008	9.76	0.48	0.32	0.80	(0.48)	—	—	(0.48)

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(b)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.

SEE NOTES TO FINANCIAL STATEMENTS.

84	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2012

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (a)	Net assets, end of period (000’s)	Net expenses (b)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate

$10.82	8.24%	$3,458,321	0.15%	4.66%	0.42%	21%
10.50	7.71	3,022,640	0.14	5.23	0.42	20
10.27	14.70	2,808,694	0.14	6.24	0.42	19
9.53	(0.06)	2,367,508	0.15	5.60	0.44	13
10.09	8.49	2,626,150	0.15	5.00	0.42	16

16.53	4.97	301,098	0.10	2.03	0.38	8
16.10	22.38	341,196	0.10	1.95	0.40	13
13.42	53.50	304,822	0.10	2.37	0.42	18
8.98	(43.42)	243,919	0.10	2.43	0.41	14
16.27	(3.70)	398,720	0.10	1.90	0.40	15

10.63	7.98	361,305	0.14	4.05	0.48	35
10.38	5.72	366,920	0.14	4.60	0.46	28
10.28	11.72	359,197	0.15	5.33	0.47	23
9.70	1.29	287,529	0.15	5.07	0.49	11
10.08	8.41	349,739	0.15	4.85	0.45	17

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	JPMORGAN INSTITUTIONAL TRUST FUNDS	85

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2012

1. Organization

JPMorgan Institutional Trust (the “Trust”) was organized on September 14, 2004 as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Three separate diversified series of the Trust (collectively, the “Funds”) covered by this report commenced operations on February 7, 2005: Core Bond Trust, Equity Index Trust and Intermediate Bond Trust.

The investment objective of Core Bond Trust is to seek to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.

The investment objective of Equity Index Trust is to seek investment results that correspond to the aggregate price and dividend performance of securities in the Standard and Poor’s 500 Composite Stock Price Index.

The investment objective of Intermediate Bond Trust is to seek current income consistent with the preservation of capital by investing in high- and medium-grade fixed income securities with intermediate maturities.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates market value. Certain investments of the Funds may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Funds to value securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options shall generally be valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at such fund’s net asset value per share as of the report date. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Funds are valued. The value of securities listed on The NASDAQ Stock Market LLC shall generally be the NASDAQ Official Closing Price.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Funds’ investments are summarized into the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

86	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2012

The following tables represent each valuation input by sector as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Core Bond Trust

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$114,831	$9,683	$124,514
Collateralized Mortgage
Obligations
Agency	—	802,320	—	802,320
Non-Agency	—	409,162	13,819	422,981

Total Collateralized Mortgage Obligations	—	1,211,482	13,819	1,225,301

Commercial Mortgage-Backed Securities	—	69,955	—	69,955
Corporate Bonds
Consumer Discretionary	—	49,158	—	49,158
Consumer Staples	—	30,595	—	30,595
Energy	—	34,030	—	34,030
Financials	—	343,817	—	343,817
Health Care	—	12,580	—	12,580
Industrials	—	29,438	—	29,438
Information Technology	—	31,634	—	31,634
Materials	—	18,446	—	18,446
Telecommunication Services	—	40,196	—	40,196
Utilities	—	67,871	—	67,871

Total Corporate Bonds	—	657,765	—	657,765

Foreign Government Securities	—	41,110	—	41,110
Mortgage Pass-Through Securities	—	387,275	—	387,275
Municipal Bonds	—	6,077	—	6,077
Supranational	—	1,071	—	1,071
U.S. Government Agency Securities	—	46,225	—	46,225
U.S. Treasury Obligations	—	806,990	—	806,990
Short-Term Investment
Investment Company	83,998	—	—	83,998

Total Investments in Securities	$83,998	$3,342,781	$23,502	$3,450,281

Equity Index Trust
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$300,339	$257	$—	$300,596

Appreciation in Other Financial Instruments
Futures Contracts	$215	$—	$—	$215

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of a Warrant and a U.S. Treasury Bill held as collateral for futures contracts. Please refer to the SOI for industry specifics of the portfolio holdings.

FEBRUARY 29, 2012	JPMORGAN INSTITUTIONAL TRUST FUNDS	87

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2012 (continued)

Intermediate Bond Trust

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$9,250	$334	$9,584
Collateralized Mortgage
Obligations	—
Agency	—	85,736	—	85,736
Non-Agency	—	21,209	632	21,841

Total Collateralized Mortgage Obligations	—	106,945	632	107,577

Commercial Mortgage-Backed Securities	—	4,238	—	4,238
Corporate Bonds
Consumer Discretionary	—	4,092	—	4,092
Consumer Staples	—	2,772	—	2,772
Energy	—	2,778	—	2,778
Financials	—	40,097	—	40,097
Health Care	—	1,276	—	1,276
Industrials	—	3,387	—	3,387
Information Technology	—	2,475	—	2,475
Materials	—	1,635	—	1,635
Telecommunication Services	—	3,191	—	3,191
Utilities	—	5,566	—	5,566

Total Corporate Bonds	—	67,269	—	67,269

Foreign Government Securities	—	3,784	—	3,784
Mortgage Pass-Through Securities	—	43,990	—	43,990
Supranational	—	42	—	42
U.S. Government Agency Securities	—	7,658	—	7,658
U.S. Treasury Obligations	—	109,141	—	109,141
Short-Term Investment
Investment Company	8,286	—	—	8,286

Total Investments in Securities	$8,286	$352,317	$966	$361,569

For each of the Funds, there were no transfers between Levels 1 and 2 during the year ended February 29, 2012.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

Core Bond Trust

	Balance as of 02/28/11	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases (1)	Sales (2)	Transfers into Level 3	Transfers out of Level 3	Balance as of 02/29/12
Investments in Securities
Asset-Backed Securities	$2,496	$41	$(5)	$6	$11,182	$(4,832)	$795	$—	$9,683
Non-Agency CMO	2,688	(1,586)	1,282	13	16,498	(5,076)	—	—	13,819

Total	$5,184	$(1,545)	$1,277	$19	$27,680	$(9,908)	$795	$—	$23,502

88	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2012

Intermediate Bond Trust

	Balance as of 02/28/11	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)		Purchases (1)	Sales (2)	Transfers into Level 3	Transfers out of Level 3	Balance as of 02/29/12
Investments in Securities
Asset-Backed Securities	$—	$— (a)	$1	$—	(a)	$249	$(156)	$240	$—	$334
Non-Agency CMO	1,504	(174)	136	—	(a)	701	(157)	—	(1,378)	632

Total	$1,504	$(174)	$137	$—	(a)	$950	$(313)	$240	$(1,378)	$966

(1)	Purchases include all purchases of securities and securities received in corporate actions.
(2)	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.
(a)	Amount rounds to less than $1,000.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at February 29, 2012, which were valued using significant unobservable inputs (Level 3) was as follows (amounts in thousands):

Value
Core Bond Trust	$(27)
Intermediate Bond Trust	(1)

These amounts are included in Change in net unrealized appreciation (depreciation) of investments in non-affiliates on the Statements of Operations.

B. Restricted and Illiquid Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933. An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business at approximately its fair value and includes, but is not limited to, repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Funds.

The following is the value and percentage of net assets of illiquid securities as of February 29, 2012 (amounts in thousands):

	Value	Percentage
Core Bond Trust	$23,502	0.7%
Intermediate Bond Trust	966	0.3

C. Futures Contracts — Equity Index Trust uses index futures contracts to gain or reduce exposure to its index, maintain liquidity and minimize transaction costs. The Fund buys futures contracts to immediately invest incoming cash in the market or sells futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity. The use of futures contracts exposes the Fund to equity price risk.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as unrealized appreciation or depreciation in the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported in the Statements of Operations at the closing or expiration of futures contracts. Securities deposited as initial margin are designated in the SOI and cash deposited is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

FEBRUARY 29, 2012	JPMORGAN INSTITUTIONAL TRUST FUNDS	89

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2012 (continued)

The table below discloses the volume of the Fund’s futures activities during the year ended February 29, 2012 (amounts in thousands):

Equity Index Trust
Futures Contracts:
Average Notional Balance Long	$3,844
Ending Notional Balance Long	2,797

D. Transactions with Affiliates — An issuer which is under common control with the Funds may be considered an affiliate. For the purposes of the report, the Funds assume the following to be affiliated issuers (amounts in thousands):

Affiliate	Value at February 28, 2011	Purchase Cost	Sales Proceeds	Realized Gain (Loss)	Dividend/ Interest Income	Shares at February 29, 2012	Value at February 29, 2012
Core Bond Trust
JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares	$95,644	$959,420	$971,066	$—	$102	83,998	$83,998

Equity Index Trust
JPMorgan Chase & Co. (common stock)*	$5,094	$239	$870	$(91)	$112	91	$3,586
JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares	3,077	42,262	42,774	—	3	2,565	2,565
JPMorgan Prime Money Market Fund, Capital Shares**	—	5,937	5,904	—	19	33	33

	$8,171	$48,438	$49,548	$(91)	$134	2,689	$6,184

Intermediate Bond Trust
JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares	$11,727	$133,121	$136,562	$—	$11	8,286	$8,286

*	Security is included in an index in which the Fund, as an index fund, invests.
**	Represents investment of cash collateral related to securities on loan, as described in Note 2.E. Dividend income earned from this investment is included in, and represents a significant portion of, Income from securities lending (net) in the Statements of Operations.

E. Securities Lending — The Funds may lend securities to brokers, approved by J.P. Morgan Investment Management Inc. (the “Advisor”), in order to generate additional income. The Goldman Sachs Bank USA, doing business as Goldman Sachs Agency Lending (“GSAL”), serves as lending agent for the Equity Index Trust pursuant to a Securities Lending Agreement (the “GSAL Securities Lending Agreement”). Securities loaned are collateralized by cash, which is invested in Capital Shares of the JPMorgan Prime Money Market Fund. Upon termination of a loan, the Fund is required to return to the borrower the posted cash collateral. Loans are subject to termination by the Funds or the borrower at any time.

Securities lending income is comprised of income earned on cash collateral investments (“Collateral Investments”), net of a rebate received from or paid to borrowers for use of cash collateral and lending agent fees. This amount is recorded as Income from securities lending (net) on the Statements of Operations. The Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.

For the year ended February 29, 2012, the Equity Index Trust Fund earned approximately $1,000 from the investment of cash collateral, prior to rebates of fees, from an investment in an affiliated fund as described below.

At the inception of a loan, securities are exchanged for cash collateral equal to at least 102% of the value of loaned U.S. securities plus accrued interest. The GSAL Securities Lending Agreement requires that the loaned securities be marked to market on a daily basis and additional cash collateral is requested from borrowers when the cash received from borrowers becomes less than 102% of the value of loaned securities.

The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of Collateral Investments are disclosed in the SOIs. At February 29, 2012, the value of outstanding securities on loan and the value of Collateral Investments were as follows (amount in thousands):

	Value of Securities on Loan	Cash Collateral Posted by Borrower	Total Value of Collateral Investments
Equity Index Trust	$31	$33	$33

The Fund bears the risk of loss associated with the Collateral Investments and is not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the Collateral Investments declines below the amount owed to a borrower, a Fund may incur losses that

90	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2012

exceed the amount it earned on lending the security. Upon termination of a loan, a Fund may use leverage (borrow money) to repay the borrower for cash collateral posted if the Advisor does not believe that it is prudent to sell the Collateral Investments to fund the payment of this liability.

Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, GSAL has agreed to indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security.

The Advisor waived fees associated with the Fund’s investment in JPMorgan Prime Money Market Fund as follows (amounts in thousands):

Value
Equity Index Trust	$—	(a)

(a)	Amount rounds to less than $1,000.

These amounts offset the administration fees and shareholder servicing fees incurred by JPMorgan Prime Money Market Fund related to the Fund’s investment in such fund. A portion of the waiver is voluntary.

F. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method adjusted for amortization of premiums and accretion of discounts. Dividend income less foreign taxes withheld, if any, is recorded on the ex-dividend date or when a Fund first learns of the dividend.

G. Allocation of Expenses — Expenses directly attributable to a fund are charged directly to that fund while the expenses attributable to more than one fund of the Trust are allocated among the respective funds.

H. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits or losses will significantly change in the next twelve months. However, the Funds’ conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Funds’ Federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

I. Dividends and Distributions to Shareholders — Dividends from net investment income are generally declared and paid monthly for Core Bond Trust and Intermediate Bond Trust, and declared and paid quarterly for Equity Index Trust. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

The following amounts were reclassified within the capital accounts (amounts in thousands):

	Paid-in-Capital	Accumulated Undistributed/ (Overdistributed) Net Investment Income	Accumulated Net Realized Gain (Loss) on Investments
Core Bond Trust	$(21)	$2,954	$(2,933)
Equity Index Trust	2	(62)	60
Intermediate Bond Trust	(1,150)	1,169	(19)

The reclassifications for the Funds relate primarily to distribution reclassification (Core Bond Trust and Intermediate Bond Trust), distributions from investments in real estate investment trusts (Equity Index Trust) and distributions in excess (Intermediate Bond Trust).

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreement, the Advisor acts as the investment advisor to the Funds. The Advisor is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”). The Advisor supervises the investments of each respective Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets. The annual fee rate for each Fund is as follows:

Core Bond Trust	0.30%
Equity Index Trust	0.25
Intermediate Bond Trust	0.30

The Advisor waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.E.

FEBRUARY 29, 2012	JPMORGAN INSTITUTIONAL TRUST FUNDS	91

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2012 (continued)

B. Administration Fee — Pursuant to an Administration Agreement, JPMorgan Funds Management, Inc. (the “Administrator”), an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annualized rate of 0.10% of the Funds’ average daily net assets.

The Administrator waived Administration fees as outlined in Note 3.E.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, and successor in interest to J.P. Morgan Investor Services Co., serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services for the Funds. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees in the Statements of Operations. The custodian fees may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statements of Operations.

Interest expense, if any, paid to the custodian related to cash overdrafts is included in Interest expense to affiliates in the Statements of Operations.

D. Placement Agent — J.P. Morgan Institutional Investments, Inc. (the “Placement Agent”), a registered broker-dealer affiliated with the Advisor, serves as the Funds’ Placement Agent. The Placement Agent processes subscriptions for shares and provides various sales support activities in connection with the Funds’ private placement of its shares.

E. Waivers and Reimbursements — The Advisor and Administrator have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

Core Bond Trust	0.15%
Equity Index Trust	0.10
Intermediate Bond Trust	0.15

The expense limitation agreements were in effect for the year ended February 29, 2012. The expense limitation percentages in the table above are in place until at least June 30, 2012.

For the year ended February 29, 2012, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expects the Funds to repay any such waived fees and reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory	Administration	Total
Core Bond Trust	$5,454	$3,220	$8,674
Equity Index Trust	594	330	924
Intermediate Bond Trust	771	330	1,101

Additionally, the Funds may invest in one or more money market funds advised by the Advisor or its affiliates. The Advisor and Administrator waive fees in an amount sufficient to offset the respective fees each charges to the affiliated money market fund on the Funds’ investment in such affiliated money market fund. A portion of the waiver is voluntary.

The amounts of waivers resulting from investments in the money market funds for the year ended February 29, 2012 were as follows (excluding the reimbursement disclosed in Note 2.E. regarding cash collateral for securities lending invested in JPMorgan Prime Money Market Fund) (amounts in thousands):

Core Bond Trust	$170
Equity Index Trust	7
Intermediate Bond Trust	20

F. Other — Certain officers of the Trust are affiliated with the Advisor and Administrator. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees in the Statements of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (“the Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

92	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2012

During the year ended February 29, 2012, certain Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisor.

The Funds may use related party broker-dealers. For the year ended February 29, 2012, the Funds did not incur any brokerage commissions with broker-dealers affiliated with the Advisor.

The Securities and Exchange Commission has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

4. Investment Transactions

During the year ended February 29, 2012, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
Core Bond Trust	$799,735	$448,829	$220,572	$217,804
Equity Index Trust	26,154	75,532	—	—
Intermediate Bond Trust	68,376	58,623	42,577	66,073

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at February 29, 2012, were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core Bond Trust	$3,201,583	$286,306	$37,608	$248,698
Equity Index Trust	233,867	78,488	11,759	66,729
Intermediate Bond Trust	339,242	27,359	5,032	22,327

For the Funds, the difference between book and tax basis appreciation (depreciation) on investments is primarily attributable to wash sale loss deferrals (Core Bond Trust and Equity Index Trust) and Deflation Tips Adjustment (Core Bond Trust and Intermediate Bond Trust).

The tax character of distributions paid during the fiscal year ended February 29, 2012 was as follows (amounts in thousands):

	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Core Bond Trust	$150,555	$7,851	$—	$158,406
Equity Index Trust	7,278	—	—	7,278
Intermediate Bond Trust	14,547	1,990	790	17,327

The tax character of distributions paid during the fiscal year ended February 28, 2011 was as follows (amounts in thousands):

	Ordinary Income	Total Distributions Paid
Core Bond Trust	$153,857	$153,857
Equity Index Trust	5,840	5,840
Intermediate Bond Trust	17,137	17,137

At February 29, 2012, the components of net assets (excluding paid in capital) on a tax basis were as follows (amounts in thousands):

	Current Distributable Ordinary Income	Current Distributable Long-Term Capital-Gain or (Tax Basis Loss Carryover)	Unrealized Appreciation (Depreciation)
Core Bond Trust	$—	$2,197	$248,698
Equity Index Trust	1,331	(31,596)	66,729
Intermediate Bond Trust	—	—	22,327

FEBRUARY 29, 2012	JPMORGAN INSTITUTIONAL TRUST FUNDS	93

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2012 (continued)

For the Funds, the cumulative timing differences primarily consist of trustee deferred compensation (Equity Index Trust), distributions payable (Core Bond Trust and Intermediate Bond Trust), post-October loss deferrals (Equity Index Trust) and wash sale loss deferrals.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by the Funds after February 28, 2011, may get carried forward indefinitely, and retain their character as short-term and/or long-term losses. Prior to the Act, pre-enactment net capital losses incurred by the Funds were carried forward for eight years and treated as short-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of February 29, 2012, Equity Index Trust had post-enactment net long-term capital loss carryforwards of approximately $694,000.

As of February 29, 2012, the following Funds had the following pre-enactment net capital loss carryforwards, expiring during the year indicated, which are available to offset future realized gains (amounts in thousands):

	2017	2018	2019	Total
Equity Index Trust	$9,624	$14,261	$7,018	$30,903

During the year ended February 29, 2012, the Funds utilized capital loss carryforwards as follows (amounts in thousands):

Core Bond Trust	$5,366
Intermediate Bond Trust	1,181

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. For the year ended February 29, 2012, Equity Index Trust deferred to March 1, 2012 post-October capital losses of approximately $4,801,000.

6. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Shares of the Funds are offered only to certain clients of the Funds’ investment advisor or its affiliates who maintain one or more separately managed private accounts. In addition, Equity Index Trust has a shareholder that owns a significant portion of the Fund’s outstanding shares. Significant shareholder transactions, if any, may impact the Funds’ performance.

Risks applicable only to Core Bond Trust and Intermediate Bond Trust:

The Funds are subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Funds could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

The Funds are subject to risks associated with securities with contractual cash flows including asset-backed and mortgage-related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. A significant portion of the Funds’ investments is comprised of asset-backed or mortgage-related securities, including securities backed by sub-prime mortgages.

The Funds are subject to the risk that should the Funds decide to sell an illiquid investment when a ready buyer is not available at a price the Funds deem representative of its value, the value of the Funds’ net assets could be adversely affected.

7. Transfers-In-Kind

For the year ended February 28, 2011, certain shareholders of Core Bond Trust purchased shares and Core Bond Trust received portfolio securities primarily by means of a subscription in-kind in exchange for shares of the Fund. Cash and portfolio securities were transferred as of the close of business on the dates and at the market values listed below (amounts in thousands):

Year Ended February 28, 2011

Date	Market Value	Type
March 30, 2010	$4,376	Subscription-in-kind

94	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2012

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of JPMorgan Institutional Trust and Shareholders of JPMorgan Core Bond Trust, JPMorgan Equity Index Trust and JPMorgan Intermediate Bond Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of JPMorgan Core Bond Trust, JPMorgan Equity Index Trust and JPMorgan Intermediate Bond Trust (hereafter referred to as the “Funds”) at February 29, 2012, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

April 27, 2012

FEBRUARY 29, 2012	JPMORGAN INSTITUTIONAL TRUST FUNDS	95

TRUSTEES

(Unaudited)

The following table includes additional information about the Funds’ Trustees:

Name (Year of Birth); Positions With the Fund (1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Other Directorships Held Outside Fund Complex During Past 5 Years
Independent Trustees

William J. Armstrong (1941); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 1987.	Retired; CFO and Consultant, EduNeering, Inc. (internet business education supplier) (2000-2001); Vice President and Treasurer, Ingersoll-Rand Company (manufacturer of industrial equipment) (1972-2000).	154	None.

John F. Finn (1947); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1998.	Chairman (1985-present), President and Chief Executive Officer, Gardner, Inc. (supply chain management company serving industrial and consumer markets) (1974-present).	154	Director, Cardinal Health, Inc. (CAH) (1994-present); Director, Greif, Inc. (GEF) (industrial package products and services) (2007-present).

Dr. Matthew Goldstein (1941); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2003.	Chancellor, City University of New York (1999-present); President, Adelphi University (New York) (1998-1999).	154	Director, New Plan Excel (NXL) (1999-2005); Director, National Financial Partners (NFP) (2003-2005); Director, Bronx-Lebanon Hospital Center; Director, United Way of New York City (2002-present).

Robert J. Higgins (1945); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2002.	Retired; Director of Administration of the State of Rhode Island (2003-2004); President — Consumer Banking and Investment Services, Fleet Boston Financial (1971-2001).	154	None.

Peter C. Marshall (1942); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1985.	Self-employed business consultant (2002-present).	154	Director, Center for Communication, Hearing, and Deafness (1990-present).

Marilyn McCoy* (1948); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1999.	Vice President of Administration and Planning, Northwestern University (1985-present).	154	Trustee, Carleton College (2003-present).

William G. Morton, Jr. (1937); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2003.	Retired; Chairman Emeritus (2001-2002), and Chairman and Chief Executive Officer, Boston Stock Exchange (1985-2001).	154	Director, Radio Shack Corp. (1987-2008); Trustee, Stratton Mountain School (2001-present).

Dr. Robert A. Oden, Jr. (1946); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1997.	Retired; President, Carleton College (2002-2010); President, Kenyon College (1995-2002).	154	Trustee, American University in Cairo (1999-present); Trustee, Dartmouth-Hitchcock Medical Center (2011-present); Trustee, American Schools of Oriental Research (2011-present); Trustee, Carleton College (2002-2010).

Fergus Reid, III (1932); Trustee of Trust (Chairman) since 2005; Trustee (Chairman) of heritage J.P. Morgan Funds since 1987.	Chairman, Joe Pietryka, Inc. (formerly Lumelite Corporation) (plastics manufacturing) (2003-present); Chairman and Chief Executive Officer, Lumelite Corporation (1985-2002).	154	Trustee, Morgan Stanley Funds (107 portfolios) (1992-present).

96	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2012

Name (Year of Birth); Positions With the Fund (1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Other Directorships Held Outside Fund Complex During Past 5 Years
Independent Trustees (continued)

Frederick W. Ruebeck (1939); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1994.	Consultant (2000-present); Advisor, JP Greene & Associates, LLC (broker-dealer) (2000-2009); Chief Investment Officer, Wabash College (2004-present); Director of Investments, Eli Lilly and Company (pharmaceuticals) (1988-1999).	154	Trustee, Wabash College (1988-present); Chairman, Indianapolis Symphony Orchestra Foundation (1994-present).

James J. Schonbachler (1943); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2001.	Retired; Managing Director of Bankers Trust Company (financial services) (1968-1998).	154	None.
Interested Trustees

Frankie D. Hughes** (1952), Trustee of Trust since 2008.	President and Chief Investment Officer, Hughes Capital Management, Inc. (fixed income asset management) (1993-present).	154	Trustee, The Victory Portfolios (2000-2008).

Leonard M. Spalding, Jr.*** (1935); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 1998.	Retired; Chief Executive Officer, Chase Mutual Funds (investment company) (1989-1998); President and Chief Executive Officer, Vista Capital Management (investment management) (1990-1998); Chief Investment Executive, Chase Manhattan Private Bank (investment management) (1990-1998).	154	Director, Glenview Trust Company, LLC (2001-present); Trustee, St. Catharine College (1998-present); Trustee, Bellarmine University (2000-present); Director, Springfield-Washington County Economic Development Authority (1997-present); Trustee, Catholic Education Foundation (2005-present).

(1)	Each Trustee serves for an indefinite term, subject to the Trust’s current retirement policy, which is age 75 for all Trustees, except that the Board has determined Messrs. Reid and Spalding should continue to serve until December 31, 2012.

(2)	A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment advisor or have an investment advisor that is an affiliated person of the investment advisor of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees serves currently includes eleven registered investment companies (154 funds).

*	Ms. McCoy has served as Vice President of Administration and Planning for Northwestern University since 1985. William M. Daley was the Head of Corporate Responsibility for JPMorgan Chase & Co. prior to January 2011 and served as a member of the Board of Trustees of Northwestern University from 2005 through 2010. JPMIM, the Funds’ investment advisor, is a wholly-owned subsidiary of JPMorgan Chase & Co. Three other members of the Board of Trustees of Northwestern University are executive officers of registered investment advisors (not affiliated with JPMorgan) that are under common control with subadvisors to certain J.P. Morgan Funds.

**	Ms. Hughes is treated as an “interested person” based on the portfolio holdings of clients of Hughes Capital Management, Inc.

***	Mr. Spalding is treated as an “interested person” due to his ownership of JPMorgan Chase stock.

The contact address for each of the Trustees is 270 Park Avenue, New York, NY 10017.

FEBRUARY 29, 2012	JPMORGAN INSTITUTIONAL TRUST FUNDS	97

OFFICERS

(Unaudited)

Name (Year of Birth), Positions Held with the Trust (Since)	Principal Occupations During Past 5 Years

Patricia A. Maleski (1960), President and Principal Executive Officer (2010)	Managing Director, J.P. Morgan Investment Management Inc. and Chief Administrative Officer, J.P. Morgan Funds and Institutional Pooled Vehicles since 2010; previously, Treasurer and Principal Financial Officer of the Trusts from 2008 to 2010; previously, Head of Funds Administration and Board Liaison, J.P. Morgan Funds prior to 2010. Ms. Maleski has been with JPMorgan Chase & Co. since 2001.

Joy C. Dowd (1972), Treasurer and Principal Financial Officer (2010)	Assistant Treasurer of the Trusts from 2009 to 2010; Executive Director, JPMorgan Funds Management, Inc. from February 2011; Vice President, JPMorgan Funds Management, Inc. from December 2008 to February 2011; prior to joining JPMorgan Chase, Ms. Dowd worked in MetLife’s investments audit group from 2005 through 2008.

Frank J. Nasta (1964), Secretary (2008)	Managing Director and Associate General Counsel, JPMorgan Chase since 2008; Previously, Director, Managing Director, General Counsel and Corporate Secretary, J. & W. Seligman & Co. Incorporated; Secretary of each of the investment companies of the Seligman Group of Funds and Seligman Data Corp.; Director and Corporate Secretary, Seligman Advisors, Inc. and Seligman Services, Inc.

Stephen M. Ungerman (1953), Chief Compliance Officer (2005)	Managing Director, JPMorgan Chase & Co.; Mr. Ungerman has been with JPMorgan Chase & Co. since 2000.

Paul L. Gulinello (1950), AML Compliance Officer (2005)	Vice President and Anti Money Laundering Compliance Officer for JPMorgan Asset Management Americas, additionally responsible for privacy, personal trading and Code of Ethics compliance since 2004. Mr. Gulinello has been with JPMorgan Chase & Co. since 1972.

Elizabeth A. Davin (1964), Assistant Secretary (2005)*	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2012; formerly Vice President and Assistant General Counsel, JPMorgan Chase from 2005 until February 2012; Senior Counsel, JPMorgan Chase (formerly Bank One Corporation) from 2004 to 2005.

Jessica K. Ditullio (1962), Assistant Secretary (2005)*	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2011; Ms. Ditullio has served as an attorney with various titles for JPMorgan Chase (formerly Bank One Corporation) since 1990.

John T. Fitzgerald (1975), Assistant Secretary (2008)	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2011; formerly, Vice President and Assistant General Counsel, JPMorgan Chase from 2005 until February 2011.

Carmine Lekstutis (1980) Assistant Secretary (2011)	Vice President and Assistant General Counsel, JPMorgan Chase since 2011; Associate, Skadden, Arps, Slate, Meagher & Flom LLP (law firm) from 2006 to 2011.

Gregory S. Samuels (1980) Assistant Secretary (2010)	Vice President and Assistant General Counsel, JPMorgan Chase since 2010; Associate, Ropes & Gray (law firm) from 2008 to 2010; Associate, Clifford Chance LLP (law firm) from 2005 to 2008.

Brian L. Duncan (1965), Assistant Treasurer (2008)*	Vice President, JPMorgan Funds Management, Inc. since June 2007; prior to joining JPMorgan Chase, Mr. Duncan worked for Penn Treaty American Corporation as Vice President and Controller from 2004 through 2007.

Jeffrey D. House (1972), Assistant Treasurer (2006)*	Vice President, JPMorgan Funds Management, Inc. since July 2006.

Laura S. Melman (1966), Assistant Treasurer (2006)	Executive Director, JPMorgan Funds Management, Inc. since February 2011, responsible for Taxation; Vice President, JPMorgan Funds Management, Inc. from August 2006 to February 2011, responsible for Taxation.

Joseph Parascondola (1963), Assistant Treasurer (2011)	Vice President, JPMorgan Funds Management, Inc. since August 2006.

Matthew J. Plastina (1970), Assistant Treasurer (2011)	Vice President, JPMorgan Funds Management, Inc. since August 2010; prior to August 2010, Vice President and Controller, Legg Mason Global Asset Management.

Jeffery Reedy (1973), Assistant Treasurer (2011)*	Vice President, JPMorgan Funds Management, Inc. since February 2006.

The contact address for each of the officers, unless otherwise noted, is 270 Park Avenue, New York, NY 10017.

*	The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43240.

98	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2012

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur ongoing costs, including investment advisory fees, administration fees, and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Funds at the beginning of the reporting period, September 1, 2011, and continued to hold your shares at the end of the reporting period, February 29, 2012.

Actual Expenses

For each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Fund under the heading entitled “Expenses Paid During” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs or the costs associated with the investment advisory accounts through which the Fund is held. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value, September 1, 2011	Ending Account Value February 29, 2012	Expenses Paid During September 1, 2011 to February 29, 2012*	Annualized Expense Ratio
Core Bond Trust
Actual	$1,000.00	$1,030.60	$0.76	0.15%
Hypothetical	1,000.00	1,024.12	0.75	0.15

Equity Index Trust
Actual	$1,000.00	$1,131.90	$0.48	0.10%
Hypothetical	1,000.00	1,024.42	0.45	0.10

Intermediate Bond Trust
Actual	$1,000.00	$1,025.80	$0.76	0.14%
Hypothetical	1,000.00	1,024.12	0.75	0.14

*	Expenses are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

FEBRUARY 29, 2012	JPMORGAN INSTITUTIONAL TRUST FUNDS	99

TAX LETTER

(Unaudited)

Certain tax information for the JPMorgan Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended February 29, 2012. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2012. The information necessary to complete your income tax returns for the calendar year ending December 31, 2012 will be received under separate cover.

Dividends Received Deductions (DRD)

The following represents the percentage of ordinary income distributions eligible for the 70% dividends received deduction for corporate rate shareholders for the fiscal year ended February 29, 2012:

Dividends Received Deduction
Equity Index Trust	100%

Long Term Capital Gain Designation — 15%

Each Fund hereby designates the following amount as long-term capital gain distributions for the purpose of the dividend paid deduction on its respective tax return for the fiscal year ended February 29, 2012 (amounts in thousands).

Long-Term Capital Gain Distribution
Core Bond Trust	$7,851
Intermediate Bond Trust	1,990

Qualified Dividend Income (QDI)

For the fiscal year ended February 29, 2012, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%. The following represents the amount of ordinary income distributions treated as qualified dividends (amounts in thousands):

Qualified Dividend Income
Equity Index Trust	$7,278

Treasury Income

The following represents the percentage of income earned from direct U.S. Treasury Obligations for the fiscal year ended February 29, 2012:

Income from U.S. Treasury Obligations
Core Bond Trust	12.73%
Intermediate Bond Trust	12.90

100	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2012

FOR MORE INFORMATION:

INVESTMENT ADVISOR

J.P. Morgan Investment Management Inc.

270 Park Avenue

New York, New York 10017

PLACEMENT AGENT

JPMorgan Institutional Investments, Inc.

270 Park Avenue

New York, New York 10017

This report is open and authorized for distribution only to qualified and accredited investors who have received a copy of the Funds’ Confidential Offering Memorandum. This document may not be copied, faxed or otherwise distributed to the general public.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. Each Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-343-1113 and a description of such policies and procedures is on the Commission’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Advisor. A copy of the Funds’ voting record is available on the SEC’s website at www.sec.gov. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2012. All rights reserved. February 2012.	AN-INSTT-212

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer. There were no amendments to the code of ethics or waivers granted with respect to the code of ethics in the period covered by the report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. The Securities and Exchange Commission has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liabilities that are greater than the duties, obligations and liabilities imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

The audit committee financial expert is John F. Finn. He is not an “interested person” of the Registrant and is also “independent” as defined by the U.S. Securities and Exchange Commission for purposes of audit committee financial expert determinations.

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

AUDIT FEES

2012 – $104,400

2011 – $100,800

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

AUDIT-RELATED FEES

2012 – $37,090

2011 – $35,400

Audit-related fees consists of semi-annual financial statement reviews and security count procedures performed as required under Rule 17f-2 of the Investment Company Act of 1940 during the Registrant’s fiscal year.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

TAX FEES

2012 – $23,250

2011 – $23,370

The tax fees consist of fees billed in connection with preparing the federal regulated investment company income tax returns for the Registrant for the tax years ended February 29, 2012 and February 28, 2011, respectively.

For the last fiscal year, no tax fees were required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

ALL OTHER FEES

2012 – Not applicable

2011 – Not applicable

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to the Registrant’s Audit Committee Charter and written policies and procedures for the pre-approval of audit and non-audit services (the “Pre-approval Policy”), the Audit Committee pre-approves all audit and non-audit services performed by the Registrant’s independent public registered accounting firm for the Registrant. In addition, the Audit Committee pre-approves the auditor’s engagement for non-audit services with the Registrant’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any Service Affiliate in accordance with paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if the engagement relates directly to the operations and financial reporting of the Registrant. Proposed services may be pre-approved either 1) without consideration of specific case-by-case services or 2) require the specific pre-approval of the Audit Committee. Therefore, initially the Pre-approval Policy listed a number of audit and non-audit services that have been approved by the Audit Committee, or which were not subject to pre-approval under the transition provisions of

Sarbanes-Oxley Act of 2002 (the “Pre-approval List”). The Audit Committee annually reviews and pre-approves the services included on the Pre-approval List that may be provided by the independent public registered accounting firm without obtaining additional specific pre-approval of individual services from the Audit Committee. The Audit Committee adds to, or subtracts from, the list of general pre-approved services from time to time, based on subsequent determinations. All other audit and non-audit services not on the Pre-approval List must be specifically pre-approved by the Audit Committee.

One or more members of the Audit Committee may be appointed as the Committee’s delegate for the purposes of considering whether to approve such services. Any pre-approvals granted by the delegate will be reported, for informational purposes only, to the Audit Committee at its next scheduled meeting. The Audit Committee’s responsibilities to pre-approve services performed by the independent public registered accounting firm are not delegated to management.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

2012 – 0.0%

2011 – 0.0%

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

None.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees billed by the independent registered public accounting firm for services rendered to the Registrant, and rendered to Service Affiliates, for the last two calendar year ends were:

2011 – $28.6 million

2010 – $32.1 million

These amounts also include the aggregate non audit fees billed by the Independent Registered Public Accounting firm for services rendered to J.P. Morgan Chase & Co. (“JPMC”) and certain related entities.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee has considered whether the provision of the non-audit services that were rendered to Service Affiliates that were not pre-approved (not requiring pre-approval) is compatible with maintaining the independent public registered accounting firm’s independence. All services provided by the independent public registered accounting firm to the Registrant or to Service Affiliates that were required to be pre-approved were pre-approved as required.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Code of Ethics applicable to its Principal Executive and Principal Financial Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Institutional Trust

By:	/s/ Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
May 7, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
May 7, 2012

By:	/s/ Joy C. Dowd
Joy C. Dowd
Treasurer and Principal Financial Officer
May 7, 2012